File Nos.  33-26646
                                                                      811-5716
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    ( )
     Pre-Effective Amendment No.                                           ( )
     Post-Effective Amendment No.    11                                    (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            ( )
     Amendment No.    14                                                   (X)

                      (Check appropriate box or boxes.)

     PREFERRED LIFE VARIABLE ACCOUNT C
     ---------------------------------
     (Exact Name of Registrant)

     PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
     --------------------------------------------
     (Name of Depositor)


     152 West 57th Street, 18th Floor, New York, New York             10019
     ----------------------------------------------------           ---------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code  (212) 586-7733

Name and Address of Agent for Service
-------------------------------------
          Eugene Long
          Preferred Life Insurance Company of New York
          152 West 57th Street, 18th Floor
          New York, New York 10019

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866

     It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on November 8, 1996 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
     ___  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

       ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the most recent fiscal year on or about February 28, 1996.

                            CROSS REFERENCE SHEET
                            (Required by Rule 495)

Item No.                                           Location
                           PART A

Item 1.   Cover Page.............................  Cover Page

Item 2.   Definitions............................  Definitions

Item 3.   Synopsis or Highlights.................  Highlights

Item 4.   Condensed Financial Information........  Condensed Financial
                                   Information

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies.....  The Company; The
                                                   Variable Account;
                                                   Franklin Valuemark Funds

Item 6.   Deductions.............................  Charges and Deductions

Item 7.   General Description of Variable
          Annuity Contracts......................  The Contracts

Item 8.   Annuity Period.........................  Annuity Provisions

Item 9.   Death Benefit..........................  The Contracts; Annuity
                                   Provisions

Item 10.  Purchases and Contract Value...........  Purchase Payments and
                                 Contract Value

Item 11.  Redemptions............................  Surrenders

Item 12.  Taxes..................................  Tax Status

Item 13.  Legal Proceedings......................  Legal Proceedings

Item 14.  Table of Contents of the Statement of
          Additional Information.................  Table of Contents of the
                                                   Statement of Additional
                                                   Information


Item No.                                            Location
                          PART B

Item 15.  Cover Page..............................  Cover Page

Item 16.  Table of Contents.......................  Table of Contents

Item 17.  General Information and History.........  The Company

Item 18.  Services................................  Not Applicable

Item 19.  Purchase of Securities Being Offered....  Not Applicable

Item 20.  Underwriters............................  Distributor

Item 21.  Calculation of Performance Data.........  Calculation of
                                                    Performance Data

Item 22.  Annuity Payments........................  Annuity Provisions

Item 23.  Financial Statements....................  Financial Statements

                                    PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.


                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

            Home Office:                           Valuemark Service Center
            152 West 57th Street, 18th Floor       300 Berwyn Park
            New York, NY 10019                     P.O. Box 3031
            (800) 542-5427                         Berwyn, PA 19312-0031
                                                   (800) 624-0197


                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       and
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                                  November 8, 1996


The Individual Flexible Payment Variable Annuity Contracts (the "Contracts") described in this Prospectus provide for accumulation of Contract Values and eventual payment of monthly annuity payments. The Contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes. This is not appropriate as a trading vehicle.

The Contracts are available for retirement plans which do not qualify for the special federal tax advantages available under the Internal Revenue Code ("Non-Qualified Plans") and for retirement plans which do qualify for the federal tax advantages available under the Internal Revenue Code ("Qualified Plans"). (See "Tax Status - Qualified Plans.") However, because of the minimum purchase requirements, these Contracts may not be appropriate for some periodic payment retirement plans.


Purchase payments for the Contracts will be allocated to a segregated investment account of Preferred Life Insurance Company of New York (the "Company"), which account has been designated Preferred Life Variable Account C (the "Variable Account"). The Variable Account invests in shares of Franklin Valuemark Funds (the "Trust"). The Trust is a series fund with twenty-three Funds: the Money Market Fund, the High Income Fund, the Templeton Global Income Securities Fund, The U. S. Government Securities Fund, the Zero Coupon Funds - 2000, 2005 and 2010, the Growth and Income Fund, the Income Securities Fund, the Mutual Shares Securities Fund, the Real Estate Securities Fund, the Rising Dividends Fund, the Templeton Global Asset Allocation Fund, the Utility Equity Fund, the Capital Growth Fund, the Mutual Discovery Securities Fund, the Precious Metals Fund, the Small Cap Fund, the Templeton Developing Markets Equity Fund, the Templeton
Global Growth Fund, the Templeton International Equity Fund, the Templeton International Smaller Companies Fund and the Templeton Pacific Growth Fund. Prior to May 1, 1996, the Templeton Global Income Securities Fund was known as the Global Income Fund. See "Highlights" and "Tax Status - Diversification" for a discussion of owner control of the underlying investments in a variable annuity contract. THE MUTUAL SHARES SECURITIES FUND AND THE MUTUAL DISCOVERY SECURITIES FUND ARE NOT AVAILABLE IN NEW YORK UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT. (CHECK WITH YOUR AGENT REGARDING AVAILABILITY.)


THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE CONTRACT OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the "Statement of Additional Information," which is available at no charge. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information can be found on the last page of this Prospectus. For the "Statement of Additional Information," call or write the Home Office address shown above.

INQUIRIES: Any inquiries can be made by telephone or in writing to the Company at the Home Office phone number or address listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS MUST BE ACCOMPANIED BY OR PRECEDED BY A CURRENT PROSPECTUS FOR FRANKLIN VALUEMARK FUNDS.


This Prospectus and the Statement of Additional Information are dated November 8, 1996, and may be amended from time to time.


This Prospectus should be kept for future reference.

Contents                                            Page


DEFINITIONS......................................     3
HIGHLIGHTS.......................................     4
FEE TABLE........................................     6
CONDENSED FINANCIAL
 INFORMATION.....................................    10
THE COMPANY .....................................    12
THE VARIABLE ACCOUNT.............................    12
FRANKLIN VALUEMARK FUNDS.........................    12
 General ........................................    13
 Substitution of Securities .....................    13
 Voting rights ..................................    13
CHARGES AND DEDUCTIONS ..........................    14
 Deduction for Contingent Deferred
  Sales Charge (Sales Load)......................    14
 Reduction or Elimination of
  Contingent Deferred Sales Charge...............    14
 Deduction for Mortality and
  Expense Risk Charge............................    15
 Deduction for Administrative
  Expense Charge ................................    15
 Deduction for Contract
  Maintenance Charge ............................    15
 Deduction for Premium Taxes ....................    15
 Deduction for Income Taxes. ....................    16
 Deduction for Trust Expenses ...................    16
 Deduction for Transfer Fee......................    16
THE CONTRACTS....................................    16
 Ownership.......................................    16
 Assignment......................................    16
 Beneficiary.....................................    17
 Change of Beneficiary...........................    17
 Annuitant.......................................    17
 Death of the Contract Owner
  Before the Income Date.........................    17
 Death of the Annuitant
  Prior to the Income Date.......................    18
 Death of the Annuitant
  After the Income Date..........................    18
ANNUITY PROVISIONS...............................    18
 Income Date.....................................    18
 Change in Income Date
  and Annuity Option ............................    18
 Annuity Options.................................    18
 Fixed Options...................................    18
 Variable Options ...............................    19
PURCHASE PAYMENTS
 AND CONTRACT VALUE .............................    19
 Purchase Payments ..............................    19
 Allocation of Purchase Payments ................    20
 Transfer of Contract Values ....................    20
 Dollar Cost Averaging ..........................    21
 Automatic Investment Plan ......................    22
 Contract Value .................................    22
 Accumulation Unit ..............................    22
DISTRIBUTOR .....................................    22
SURRENDERS ......................................    23
 Systematic Withdrawal...........................    23
 Delay of Payments...............................    23
ADMINISTRATION OF THE CONTRACTS..................    24
PERFORMANCE DATA ................................    24
 Money Market Sub-Account .......................    24
 Other Sub-Account...............................    24
 Performance Ranking.............................    25
TAX STATUS.......................................    25
 General.........................................    25
 Diversification.................................    26
 Multiple Contracts..............................    26
 Contracts Owned by
  Other than Natural Persons ....................    27
 Tax Treatment of Assignments ...................    27
 Income Tax Withholding .........................    27
 Tax Treatment of Withdrawals -
  Non-Qualified Contracts .......................    27
 Qualified Plans ................................    27
 Tax Treatment of Withdrawals -
  Qualified Contracts ...........................    29
 Tax-Sheltered Annuities -
  Withdrawal Limitations ........................    29
FINANCIAL STATEMENTS ............................    30
LEGAL PROCEEDINGS ...............................    30
APPENDIX - PERFORMANCE
 INFORMATION OF SELECTED
 PUBLIC FUNDS....................................    30
TABLE OF CONTENTS
 OF THE STATEMENT OF
 ADDITIONAL INFORMATION .........................    31


Definitions
--------------------------------------------------------------------------------

Accumulation Unit - An accounting unit of measure used to calculate the Contract Value prior to the Income Date.

Annuitant - The person upon whose continuation of life any annuity payment involving life contingencies depends. The Annuitant may be changed at any time prior to the Income Date unless the Contract Owner is not a natural person.

Annuity Option - An arrangement under which annuity payments are made under the Contract.

Annuity Period - The period starting on the Income Date.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Income Date.

Company - Preferred Life Insurance Company of New York at its Valuemark Service Center shown on the cover page of this Prospectus.

Contingent Owner - In those Contracts containing Contingent Owner provisions, the Contingent Owner is named in the application, unless changed. Only the spouse of the Owner may be the Contingent Owner.

Contract Anniversary - An anniversary of the Effective Date of the Contract.

Contract Owner - The Contract Owner is named in the application, unless changed, and has all rights under the Contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under the Contract.

Contract Year - Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

Effective Date - The date on which the first Contract Year begins.

Eligible Investment(s) - An investment entity which can be selected by the Contract Owner to be the underlying investment of the Contract.

Fund - A segment of an Eligible Investment which constitutes a separate and distinct class of interests under an Eligible Investment.

Income Date - The date on which annuity payments are to commence.

Joint Owner - In Contracts containing Joint Owner provisions, if there is more than one Contract Owner, each Contract Owner shall be a Joint Owner of the Contract. Joint Owners have equal ownership rights and must both authorize any exercising of those ownership rights unless otherwise allowed by the Company. Any Joint Owner must be the spouse of the other Joint Owner. If there are Joint Owners, any reference to the age of the Contract Owner (or taxpayer) will be the age of the older Joint Owner.


Non-Qualified Contracts - Contracts issued under Non-Qualified Plans which do not receive favorable tax treatment under Sections 401, 403(b) or 408 of the Internal Revenue Code of 1986, as amended (the "Code").

Qualified Contracts - Contracts issued under Qualified Plans which receive favorable tax treatment under Sections 401, 403(b) or 408 of the Code.


Sub-Account - A segment of the Variable Account. Each Sub-Account is invested in shares of a Fund of an Eligible Investment.

Surrender Value - The Contract Value for the Valuation Period next following the Valuation Period during which the written request to the Company for surrender is received, reduced by the sum of: (i) any applicable premium taxes not previously deducted; (ii) any applicable Contract Maintenance Charge; and (iii) any applicable Contingent Deferred Sales Charge.

Valuation Date - The Variable Account will be valued each day that the New York Stock Exchange is open for trading which is Monday through Friday, except for normal business holidays.

Valuation Period - The period commencing at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account - A separate investment account of the Company, designated as Preferred Life Variable Account C, into which purchase payments may be allocated.


Highlights
--------------------------------------------------------------------------------


Purchase payments for the Contracts will be allocated to a segregated investment account of Preferred Life Insurance Company of New York (the "Company") which has been designated Preferred Life Variable Account C (the "Variable Account"). The Variable Account invests in shares of Franklin Valuemark Funds (the "Trust"). (See "Franklin Valuemark Funds.") THE MUTUAL SHARES SECURITIES FUND AND THE MUTUAL DISCOVERY SECURITIES FUND ARE NOT AVAILABLE IN NEW YORK UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT. (CHECK WITH YOUR AGENT REGARDING AVAILABILITY.) CONTRACT OWNERS BEAR THE INVESTMENT RISK FOR ALL AMOUNTS ALLOCATED TO THE VARIABLE ACCOUNT.


The Contract may be returned within 10 days after it is received ("Free-Look Period"). It can be mailed or delivered to either the Company or the agent who sold it. Return of the Contract by mail is effective on being postmarked, properly addressed and postage prepaid. The returned Contract will be treated as if the Company never had issued it. The Company will promptly refund the Contract Value as of the date of surrender. This may be more or less than the purchase payments. Where the Contract is issued pursuant to an Individual Retirement Annuity, the Company will promptly refund the purchase payments, less withdrawals. The Company has the right to allocate initial purchase payments to the Money Market Sub-Account until the expiration of 15 days from the date the Contract is mailed from the Valuemark Service Center. If the Company does so allocate initial purchase payments to the Money Market Sub-Account, it will refund the greater of the purchase payments, less any withdrawals, or the Contract Value. It is the Company's current practice to directly allocate the initial purchase payment to the Sub-Accounts as selected by the Contract Owner.

A Contingent Deferred Sales Charge (sales load) may be deducted in the event of a surrender. The Contingent Deferred Sales Charge is imposed on surrenders of purchase payments within five (5) years after their being made. Once each Contract Year, Contract Owners may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge. If no withdrawal is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is withdrawn in a Contract Year, the remaining percentage is not available in future years. The Contingent Deferred Sales Charge will vary in amount depending upon the Contract Year in which the purchase payment being surrendered was made. The Company currently makes available a systematic withdrawal plan which allows for additional options in some instances. (See "Surrenders - Systematic Withdrawal.") The Contingent Deferred Sales Charge is found in the Fee Table. (See also "Charges and Deductions - Deduction for Contingent Deferred Sales Charge (Sales Load).") The maximum Contingent Deferred Sales Charge is 5% of purchase payments. For purposes of determining the applicability of the Contingent Deferred Sales Charge, surrenders are deemed to be on a first-in, first-out basis.

There is a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account. This Charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions - Deduction for Mortality and Expense Risk Charge.")

There is an Administrative Expense Charge which is equal, on an annual basis, to 0.15% of the average daily net assets of the Variable Account. This Charge compensates the Company for costs associated with the administration of the Contracts and the Variable Account. (See "Charges and Deductions - Deduction for Administrative Expense Charge.")

There is an annual Contract Maintenance Charge of $30 each Contract Year. (See "Charges and Deductions - Deduction for
Contract Maintenance Charge.")

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values. (See "Charges and Deductions - Deduction for Premium Taxes.")

Under certain circumstances there may be assessed a transfer fee when a Contract Owner transfers Contract Values. (See "Charges and Deductions - Deduction for Transfer Fee.")

There is a ten percent (10%) federal income tax penalty that may be applied to the income portion of any distribution from the Contracts. However, the penalty is not imposed under certain circumstances. (See "Tax Status - Tax Treatment of Withdrawals - Non-Qualified Contracts" and "Tax Treatment of Withdrawals - Qualified Contracts.") For a further discussion of the taxation of the Contracts, see "Tax Status."

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) are limited to circumstances only when the Contract Owner: (1) attains age 591/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of
Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and only apply to (i) salary reduction contributions made after December 31, 1988; (ii) to income attributable to such contributions; and (iii) to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding distributions. (See "Tax Status - Tax Sheltered Annuities - Withdrawal Limitations.")

The Treasury Department has indicated that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investment underlying the contract. The issuance of such guidelines may require the Company to impose limitations on a Contract Owner's right to control the investment. It is not known whether any such guidelines would have a retroactive effect. (See "Tax Status - Diversification.")

The Company may offer other deferred variable annuity contracts but does not permit exchange of those contracts for the Contracts offered by this Prospectus.

Preferred Life Variable Account C Fee Table*
--------------------------------------------------------------------------------

Contract Owner Transaction Fees
Contingent Deferred Sales Charge**
(as a percentage of purchase payments)          Years Since
                                                  Payment   Charge
                                                  -------   ------
                                                    0-1       5%
                                                    1-2       5%
                                                    2-3       4%
                                                    3-4       3%
                                                    4-5       1.5%
                                                    5+        0%

Current Transfer Fee***............ First 12 transfers in a Contract Year prior to the Income Date are free. Thereafter, the fee is $25(or 2% of the amount transferred, if less). Prescheduled automatic dollar cost averaging transfers are not counted.


Contract Maintenance  Charge....... $30 per Contract per year
(Prior  to the  Income  Date the
charge is waived  for  Contracts
having Contract Values or purchase
payments less withdrawals of
$100,000 or more.)

Variable Account Annual Expenses
 (as a percentage of average account value)

Mortality and Expense Risk Charge........................    1.25%
Administrative Expense Charge............................     .15%
                                                            -------
Total Variable Account Annual Expenses...................    1.40%


*Applies to all Sub-Accounts of the Variable Account.
**Once each Contract Year, a Contract Owner may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge. If no withdrawal is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is withdrawn in a Contract Year, the remaining percentage is not available in future years. See also "Surrenders - Systematic Withdrawal" for additional options.
***The Contract provides that if more than three transfers have been made in a Contract Year, the Company reserves the right to deduct a transfer fee which shall not exceed the lesser of $25 or 2% of the amount transferred.

Franklin Valuemark Funds' Annual Expenses
(as a percentage of Franklin Valuemark Funds' average net assets).

The  Management  Fees for each Fund are  based on a  percentage  of that  Fund's assets under  management.  See "Charges and
Deductions" in this  Prospectus and "Management" in the Trust prospectus.


The Management and Fund  Administration  Fees below include investment  advisory and other  management and  administrative fees not included as "Other Expenses" that were paid to the Managers and Fund Administrators to the Trust for the 1995
calendar  year  except for Funds with fee  waivers/expense  reductions  or newer Funds without a full year of operations as of December 31, 1995 (see explanatory footnotes  below).  The purpose of the Table is to assist the Contract  Owner in understanding  the various costs and expenses that a Contract  Owner will incur, directly or indirectly, on amounts allocated to the Variable Account.
                                                                                   Management
                                                                                    and Fund        Other   Total Annual
                                                                              Administration Fees1 Expenses   Expenses
---------------------------------------------------------------------------------------------------------------------------
Money Market Fund2.............................................................       .51%          .02%       .53%
Growth and Income Fund.........................................................       .49%          .03%       .52%
Precious Metals Fund...........................................................       .61%          .05%       .66%
Real Estate Securities Fund....................................................       .56%          .03%       .59%
Utility Equity Fund............................................................       .47%          .03%       .50%
High Income Fund...............................................................       .53%          .03%       .56%
Templeton Global Income Securities Fund3.......................................       .55%          .09%       .64%
Income Securities Fund.........................................................       .47%          .04%       .51%
The U.S. Government Securities Fund............................................       .49%          .03%       .52%
Zero Coupon Fund - 20004.......................................................       .37%          .03%       .40%
Zero Coupon Fund - 20054.......................................................       .37%          .03%       .40%
Zero Coupon Fund - 20104.......................................................       .37%          .03%       .40%
Rising Dividends Fund..........................................................       .75%          .03%       .78%
Templeton International Equity Fund............................................       .83%          .09%       .92%
Templeton Pacific Growth Fund..................................................       .90%          .11%      1.01%
Templeton Global Growth Fund...................................................       .93%          .04%       .97%
Templeton Developing Markets Equity Fund.......................................      1.25%          .16%      1.41%
Templeton Global Asset Allocation Fund5........................................       .80%          .10%       .90%
Small Cap Fund6................................................................       .75%          .15%       .90%
Templeton International Smaller Companies Fund7................................      1.00%          .10%      1.10%
Capital Growth Fund7...........................................................       .75%          .04%       .79%
Mutual Discovery Securities Fund8..............................................       .95%          .10%      1.05%
Mutual Shares Securities Fund8.................................................       .75%          .10%       .85%

1 The Fund  Administration Fee is a direct expense for the Templeton Global Asset Allocation Fund, the Templeton  International
Smaller Companies Fund, the Mutual Discovery Securities Fund and the Mutual Shares Securities Fund; other Funds pay for similar services  indirectly through the Management Fee. See "Management" in the Trust  Prospectus  for further  information regarding  Management  and Fund Administration Fees.
2 Franklin Advisers,  Inc. agreed in advance to waive a portion of its ManagementFee and to make  certain  payments to reduce expenses of the Money  Market Fund during  1995  and  is  currently  continuing  this  arrangement  in  1996.  This arrangement may  be  terminated  at  any  time.  With  this  reduction,  actual Management Fees and Total Annual Expenses of the Money
Market Fund for 1995 were 0.38% and 0.40%, respectively, of the average daily net assets of the Fund.
3 Prior to May 1, 1996, the Templeton Global Income  Securities Fund was known as the Global Income Fund.
4 Net of  management  fees waived  and/or  expense  reimbursements.  Although not obligated to, Franklin  Advisers,  Inc. has agreed in advance to waive a portion of its management  fees and to make certain  payments to reduce  expenses of the three
Zero  Coupon  Funds  through  at least  December  31,  1996 such that the aggregate  expenses of the Zero Coupon Fund -
2000,  the Zero Coupon Fund - 2005 and the Zero Coupon Fund - 2010 will not exceed 0.40% of each Fund's net assets. Absent
the  management  fee  waivers and  expense  payments,  for the year ended December  31,  1995,   the  Total  Annual
Expenses  and  Management  and  Fund Administration Fees respectively would have been as follows:  Zero Coupon Fund -2000,
 .63% and .60%;  Zero Coupon Fund - 2005,  .66% and .63%;  and Zero Coupon Fund - 2010, .66% and .63%.
5 The Templeton  Global Asset  Allocation Fund commenced  operations May 1, 1995. The expenses shown are estimated  expenses for the Fund for 1996.
6 The Small Cap Fund  commenced  operations  November 1, 1995. The expenses shown are estimated expenses for the Fund for 1996.
7 The Templeton  International Smaller Companies Fund and the Capital Growth Fund commenced  operations May 1, 1996. The expenses shown are estimated expenses for the Funds for 1996.
8 The Mutual Discovery Securities Fund and the Mutual Shares Securities Fund have not yet commenced operations.  The expenses shown are estimated expenses for the Funds for 1996.

The following Tables reflect expenses of the Variable Account as well as of the Trust. The dollar figures should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The $30 Contract Maintenance Charge is included in the Examples as a prorated charge of $1 based on a Contract account size of $30,000. For additional information, see "Charges and Deductions" in this Prospectus and "Management" in the Trust Prospectus.


Premium taxes are not reflected in the Tables. Premium taxes may apply.

Examples
If the Contract is fully  surrendered at the end of the  applicable  time period and no prior  surrenders  have occurred, the Contract Owner would have incurred the following  expenses on a $1,000  investment,  assuming a 5% annual return on assets compounded semi-annually:
                                                                                      1 Year   3 Years  5 Years 10 Years
---------------------------------------------------------------------------------------------------------------------------

Money Market Fund ..................................................................    $63      $ 89     $125     $292
Growth and Income Fund .............................................................    $64      $ 89     $124     $291
Precious Metals Fund................................................................    $65      $ 93     $132     $310
Real Estate Securities Fund ........................................................    $64      $ 91     $128     $300
Utility Equity Fund.................................................................    $63      $ 88     $123     $288
High Income Fund ...................................................................    $64      $ 90     $126     $296
Templeton Global Income Securities Fund ............................................    $65      $ 93     $131     $307
Income Securities Fund .............................................................    $63      $ 88     $123     $290
The U.S. Government Securities Fund.................................................    $64      $ 89     $124     $291
Zero Coupon Fund - 2000+............................................................    $62      $ 85     $117     $275
Zero Coupon Fund - 2005+............................................................    $62      $ 85     $117     $275
Zero Coupon Fund - 2010+............................................................    $62      $ 85     $117     $275
Rising Dividends Fund ..............................................................    $66      $ 97     $139     $325
Templeton International Equity Fund ................................................    $68      $102     $147     $344
Templeton Pacific Growth Fund ......................................................    $69      $104     $152     $355
Templeton Global Growth Fund .......................................................    $68      $103     $150     $350
Templeton Developing Markets Equity Fund ...........................................    $73      $117     $174     $405
Templeton Global Asset Allocation Fund* ............................................    $67      $101     $146     $341
Small Cap Fund*.....................................................................    $67      $101     $146     $341
Templeton International Smaller Companies Fund* ....................................    $69      $107     $157     $367
Capital Growth Fund*................................................................    $66      $ 97     $135     $327
Mutual Discovery Securities Fund*...................................................    $77      $106     $154     $360
Mutual Shares Securities Fund*......................................................    $75       $99     $143     $335

*Estimated
+Calculated with waiver of fees and reimbursement of expenses



If the Contract is not  surrendered at the end of the applicable time period and no prior  surrenders have occurred or are annuitized,  the Contract Owner would have  incurred  the  following  expenses on a $1,000  investment,  assuming a 5%
annual return on assets compounded semi-annually:
                                                                                      1 Year   3 Years  5 Years 10 Years
---------------------------------------------------------------------------------------------------------------------------
Money Market Fund ..................................................................    $21       $67     $121     $292
Growth and Income Fund .............................................................    $21       $67     $120     $291
Precious Metals Fund ...............................................................    $22       $71     $128     $310
Real Estate Securities Fund ........................................................    $21       $69     $124     $300
Utility Equity Fund ................................................................    $20       $66     $119     $288
High Income Fund ...................................................................    $21       $68     $122     $296
Templeton Global Income Securities Fund ............................................    $22       $71     $127     $307
Income Securities Fund .............................................................    $20       $66     $119     $290
The U.S. Government Securities Fund.................................................    $21       $67     $120     $291
Zero Coupon Fund - 2000+............................................................    $19       $63     $113     $275
Zero Coupon Fund - 2005+............................................................    $19       $63     $113     $275
Zero Coupon Fund - 2010+............................................................    $19       $63     $113     $275
Rising Dividends Fund ..............................................................    $23       $75     $135     $325
Templeton International Equity Fund ................................................    $25       $80     $143     $344
Templeton Pacific Growth Fund ......................................................    $26       $82     $148     $355
Templeton Global Growth Fund .......................................................    $25       $81     $146     $350
Templeton Developing Markets Equity Fund ...........................................    $30       $95     $170     $405
Templeton Global Asset Allocation Fund*.............................................    $24       $79     $142     $341
Small Cap Fund*.....................................................................    $24       $79     $142     $341
Templeton International Smaller Companies Fund*.....................................    $26       $85     $153     $367
Capital Growth Fund*................................................................    $23       $75     $135     $327
Mutual Discovery Securities Fund*...................................................    $26       $84     $150     $360
Mutual Shares Securities Fund*......................................................    $24       $77     $139     $335

*Estimated
+Calculated with waiver of fees and reimbursement of expenses



Condensed Financial Information
The financial  statements of Preferred Life Insurance Company of New York and of Preferred  Life  Variable  Account C may
be found in the Statement of Additional Information.


The table below gives per  accumulation  unit  information  about the  financial history of each Sub-Account from the inception of each to June 30, 1996.+


This information should be read in conjunction with the financial statements and related  notes to the Variable  Account included in the Statement of Additional Information.


                                                   Period        Year         Year       Year        Year     Period from
(Number of units in the thousands)                 Ended        Ended        Ended      Ended       Ended    Inception to
                                                  June 30,     Dec. 31,     Dec. 31,   Dec. 31,    Dec. 31,    Dec. 31,
Sub-Accounts:                                       1996         1995         1994       1993        1992        1991
---------------------------------------------------------------------------------------------------------------------------
Money Market
Unit value at beginning of period ............     $12.883     $12.354      $12.066     $11.932    $11.742     $11.623
Unit value at end of period ..................     $13.116     $12.883      $12.354     $12.066    $11.932     $11.742
Number of units outstanding at end of period .       2,290       2,218        2,487         627        301          62
Growth and Income
Unit value at beginning of period ............     $17.310     $13.215      $13.677     $12.574    $11.949     $11.061
Unit value at end of period ..................     $18.142     $17.310      $13.215     $13.677    $12.574     $11.949
Number of units outstanding at end of period .       5,101       4,347        3,452       2,402      1,227         125
Precious Metals
Unit value at beginning of period ............     $14.109     $13.979      $14.464      $9.424    $10.635     $10.433
Unit value at end of period ..................     $15.213     $14.109      $13.979     $14.464     $9.424     $10.635
Number of units outstanding at end of period .         583         516          647         391         30           5
High Income
Unit value at beginning of period ............     $17.252     $14.608      $15.155     $13.278    $11.583     $11.043
Unit value at end of period ..................     $17.777     $17.252      $14.608     $15.155    $13.278     $11.583
Number of units outstanding at end of period .       1,954       2,076        1,710       1,135        266          37
Real Estate Securities
Unit value at beginning of period ............     $18.073     $15.594      $15.369     $13.095    $11.848     $10.787
Unit value at end of period ..................     $19.235     $18.073      $15.594     $15.369    $13.095     $11.848
Number of units outstanding at end of period .         808         794          900         437         77           8
The U.S. Government Securities
Unit value at beginning of period ............     $16.298     $13.835      $14.698     $13.586    $12.798     $12.036
Unit value at end of period ..................     $15.948     $16.298      $13.835     $14.698    $13.586     $12.798
Number of units outstanding at end of period .       4,833       5,089        5,331       6,108      2,266         213
Utility Equity
Unit value at beginning of period ............     $19.565     $15.104      $17.319     $15.889    $14.821     $13.234
Unit value at end of period ..................     $20.287     $19.565      $15.104     $17.319    $15.889     $14.821
Number of units outstanding at end of period .       5,487       5,916        6,317       7,479      2,519         166
Zero Coupon - 2000
Unit value at beginning of period ............     $18.294     $15.373      $16.717     $14.595    $13.570     $12.274
Unit value at end of period ..................     $17.786     $18.294      $15.373     $16.717    $14.595     $13.570
Number of units outstanding at end of period .       1,415       1,416        1,158         795        397           6
Zero Coupon - 2005
Unit value at beginning of period ............     $20.914     $16.096      $18.050     $14.975    $13.705     $12.369
Unit value at end of period ..................     $19.387     $20.914      $16.096     $18.050    $14.975     $13.705
Number of units outstanding at end of period .         446         456          403         341        108           3
Zero Coupon - 2010
Unit value at beginning of period ............     $22.431     $15.930      $18.144     $14.670    $13.482     $12.013
Unit value at end of period ..................     $19.907     $22.431      $15.930     $18.144    $14.670     $13.482
Number of units outstanding at end of period .         366         371          252         193         60           1
Templeton Global Income Securities *
Unit value at beginning of period ............     $15.522     $13.726      $14.650     $12.733    $12.962     $12.296
Unit value at end of period ..................     $15.610     $15.522      $13.726     $14.650    $12.733     $12.962
Number of units outstanding at end of period .       1,429       1,472        1,667       1,045        406          47


                                                   Period       Year         Year       Year       Year     Period from
(Number of units in the thousands)                 Ended       Ended        Ended      Ended       Ended    Inception to
                                                  June 30,    Dec. 31,     Dec. 31,   Dec. 31,    Dec. 31,    Dec. 31,
Sub-Accounts:                                       1996        1995         1994       1993        1992        1991
---------------------------------------------------------------------------------------------------------------------------
Income Securities
Unit value at beginning of period ............    $19.785     $16.392      $17.734    $15.163      $13.580    $12.811
Unit value at end of period ..................    $20.441     $19.785      $16.392    $17.734      $15.163    $13.580
Number of units outstanding at end of period .      4,605       4,567        4,416      2,634          668         35
Templeton Pacific Growth
Unit value at beginning of period ............    $13.630     $12.802      $14.233    $ 9.761      $10.000**       NA
Unit value at end of period ..................    $15.181     $13.630      $12.802    $14.233      $ 9.761         NA
Number of units outstanding at end of period .      1,873       1,812        2,112        915           58         NA
Rising Dividends
Unit value at beginning of period ............    $12.498      $9.769      $10.327    $10.848      $10.000**       NA
Unit value at end of period ..................    $13.311     $12.498       $9.769    $10.327      $10.848         NA
Number of units outstanding at end of period .      3,352       3,182        2,936      2,772          617         NA
Templeton International Equity
Unit value at beginning of period ...........     $13.263     $12.161      $12.226     $9.642      $10.000**       NA
Unit value at end of period ..................    $14.792     $13.263      $12.161    $12.226       $9.642         NA
Number of units outstanding at end of period .      4,340       4,073        4,079      1,346           88         NA
Templeton Developing Markets Equity
Unit value at beginning of period ............     $9.582      $9.454      $10.000**       NA           NA         NA
Unit value at end of period ..................    $11.030      $9.582       $9.454         NA           NA         NA
Number of units outstanding at end of period .        960         757          591         NA           NA         NA
Templeton Global Growth
Unit value at beginning of period ............    $11.339     $10.201      $10.000**       NA           NA         NA
Unit value at end of period ..................    $12.479     $11.339      $10.201         NA           NA         NA
Number of units outstanding at end of period .      1,889       1,416          921         NA           NA         NA
Templeton Global Asset Allocation
Unit value at beginning of period ............    $10.591     $10.000**         NA         NA           NA         NA
Unit value at end of period ..................    $11.382     $10.591           NA         NA           NA         NA
Number of units outstanding at end of period .        194          36           NA         NA           NA         NA
Small Cap
Unit value at beginning of period ............    $10.000**        NA           NA         NA           NA         NA
Unit value at end of period ..................    $11.971          NA           NA         NA           NA         NA
Number of units outstanding at end of period .         80          NA           NA         NA           NA         NA
Templeton International Smaller Companies
Unit value at beginning of period ............    $10.000**        NA           NA         NA           NA         NA
Unit value at end of period ..................    $10.307          NA           NA         NA           NA         NA
Number of units outstanding at end of period .          5          NA           NA         NA           NA         NA
Capital Growth
Unit value at beginning of period ............    $10.000**        NA           NA         NA           NA         NA
Unit value at end of period ..................    $10.157          NA           NA         NA           NA         NA
Number of units outstanding at end of period .         12          NA           NA         NA           NA         NA

+As of June 30, 1996, the Mutual Discovery Securities Sub-Account and the Mutual Shares Securities Sub-Account had not
 yet commenced operations.
*Prior to May 1, 1996, the Templeton Global Income Securities Sub-Account was known as the Global Income Sub-Account.
**Unit Value at inception was $10.00.

The Accumulation Unit Value for each Sub-Account was initially arbitrarily set. The inception date for all Sub-Accounts, except those noted below, was September 6, 1991. Inception was 3/10/92 for the Rising Dividends, Templeton International Equity, and Templeton Pacific Growth Sub-Accounts; 4/25/94 for the Templeton Global Growth and Templeton Developing Markets Equity Sub-Accounts; 8/4/95 for the Templeton Global Asset Allocation Sub-Account; and 6/10/96 for the Small Cap, International Smaller Companies and Capital Growth Sub-Accounts. The Mutual Shares Securities and Mutual Discovery Securities Sub-Accounts will commence operations when they are approved by the New York Insurance Department.


The Company
--------------------------------------------------------------------------------


Preferred Life Insurance Company of New York (the "Company") is a stock life insurance company organized under the laws of the state of New York. The Company is a wholly-owned subsidiary of Allianz Life Insurance Company of North America ("Allianz Life"). Allianz Life is headquartered in Minneapolis, Minnesota. The Company is authorized to do direct business in six states, including New York. The Company offers group life, group accident and health insurance and variable annuity products.


NALAC Financial Plans, Inc. is a wholly-owned subsidiary of Allianz Life. It is the principal underwriter of the Contracts. NALAC Financial Plans, Inc. is reimbursed for expenses incurred in the distribution of the Contracts. Administration for the Contract is provided at the Company's Valuemark Service
Center: Preferred Life Annuity Service Office, 300 Berwyn Park, P.O. Box 3031, Berwyn, Pennsylvania 19312-0031, (800) 624-0197.


The Variable Account
--------------------------------------------------------------------------------

The Variable Account was established pursuant to a resolution of the Board of Directors on February 26, 1988. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account equal to the reserves and other contract liabilities with respect to the Variable Account are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general corporate obligations.

The Variable Account meets the definition of a "separate account" under the federal securities laws.

The Variable Account is divided into Sub-Accounts with the assets of each Sub-Account invested in one of the Funds of Franklin Valuemark Funds. Currently, there are twenty-three Funds available under Franklin Valuemark Funds.


Franklin Valuemark Funds
--------------------------------------------------------------------------------


Each of the twenty-three Sub-Accounts of the Variable Account is invested solely in the shares of one of the Funds of Franklin Valuemark Funds ("Trust"). The Trust is an open-end management investment company registered under the 1940 Act. The investment objectives of each Fund and a discussion of potential risks are found in the accompanying prospectus for the Trust, which is included with this Prospectus and incorporated herein by reference.


PURCHASERS SHOULD READ THIS PROSPECTUS AND THE ACCOMPANYING PROSPECTUS FOR THE TRUST CAREFULLY BEFORE INVESTING.


Franklin Advisers, Inc. ("Advisers") serves as each Fund's (except the Rising Dividends Fund, the Templeton Global Growth Fund, the Templeton Developing Markets Equity Fund, the Templeton Global Asset Allocation Fund, the Templeton International Smaller Companies Fund, the Mutual Shares Securities Fund and the Mutual Discovery Securities Fund) investment manager. The investment manager for the Templeton Global Growth Fund and the Templeton Global Asset Allocation Fund is Templeton Global Advisors Limited. The investment manager for the Templeton Developing Markets Equity Fund is Templeton Asset Management Ltd. The investment manager for the Templeton International Smaller Companies Fund is Templeton Investment Counsel, Inc. The investment manager for the Mutual Shares Securities Fund and the Mutual Discovery Securities Fund is Franklin Mutual Advisers, Inc. Franklin Advisory Services, Inc. replaced Advisers as the manager for the Rising Dividends Fund on July 1, 1996. All investment managers or subadvisers are referred to collectively as "Managers."


The Managers are direct or indirect wholly-owned subsidiaries of Franklin Resources, Inc., a publicly-owned holding company. The Managers, subject to the overall policies, control, direction, and review of the Board of Trustees of the Trust, are responsible for recommending and providing advice with respect to each Fund's investments, and for determining which securities will be purchased, retained or sold as well as for execution of portfolio transactions. Certain Managers have retained one or more subadvisers.


Franklin Templeton Services, Inc. ("Fund Administrator") provides certain administrative facilities and services for the Funds.

Franklin Templeton Investor Services, Inc., also a wholly-owned subsidiary of Franklin Resources, Inc., maintains the records of the Trust's shareholder accounts, processes purchases and redemptions of shares, and serves as each Fund's dividend paying agent.

The following Funds are available:

FUND SEEKING STABILITY
OF PRINCIPAL AND INCOME
 Money Market Fund

FUNDS SEEKING CURRENT INCOME
 High Income Fund
 Templeton Global Income Securities Fund
 The U.S. Government Securities Fund
 Zero Coupon Funds - 2000, 2005, 2010

FUNDS SEEKING  GROWTH AND INCOME
 Growth and Income Fund
 Income  Securities  Fund
 Mutual Shares Securities Fund
 Real Estate Securities Fund
 Rising Dividends Fund
 Templeton Global Asset Allocation Fund
 Utility Equity Fund

FUNDS SEEKING CAPITAL GROWTH
 Capital Growth Fund
 Mutual Discovery Securities Fund
 Precious Metals Fund
 Small Cap Fund
 Templeton Developing Markets Equity Fund
 Templeton Global Growth Fund
 Templeton International Equity Fund
 Templeton International Smaller Companies Fund
 Templeton Pacific Growth Fund


General

There is no assurance that the investment objectives of any of the Funds will be met. Contract Owners bear the complete investment risk for Contract Values allocated to a Sub-Account.

Additional Funds and/or additional Eligible Investments may, from time to time, be made available as investments to underlie the Contract. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by the Company. (See "Purchase Payments and Contract Value - Allocation of Purchase Payments.")

Substitution of Securities


If the shares of any Fund of the Trust should no longer be available for investment by the Variable Account or if, in the judgment of the Company, the substitution of shares of any Fund for another would be in the best interests of Contract Owners in view of the purpose of the Contract, the Company may substitute shares of another Eligible Investment (or Fund within the Trust). No substitution of securities in any Sub-Account may take place without prior approval of the Securities and Exchange Commission and under such requirements as it may impose.



Voting Rights

In accordance with its view of present applicable law, the Company will vote the shares of the Trust held in the Variable Account at special meetings of the shareholders of the Trust in accordance with instructions received from persons having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Trust does not hold regular meetings of shareholders.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to the meeting of the Trust. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.

Trust shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through separate accounts of the Company and its affiliates. The Trust does not foresee any disadvantage to Contract Owners arising out of the fact that the Trust may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.


Charges and Deductions
--------------------------------------------------------------------------------

Various charges and deductions are made from Contract Values and the Variable Account. These charges and deductions are:

Deduction for Contingent Deferred
Sales Charge (Sales Load)

If all or a portion of the Surrender Value (see "Surrenders") is surrendered, a Contingent Deferred Sales Charge (sales load) will be calculated at the time of each surrender and will be deducted from the Contract Value. This Charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Contingent Deferred Sales Charge applies only to those purchase payments received within five (5) years of the date of surrender. In calculating the Contingent Deferred Sales Charge, purchase payments are allocated to the amount surrendered on a first-in, first-out basis. The amount of the Contingent Deferred Sales Charge is calculated by: (a) allocating purchase payments to the amount surrendered; (b) multiplying each such allocated purchase payment that has been held under the Contract for the period by the charge shown below:

                 Years Since
                   Payment      Charge
               ---------------------------
                     0-1           5%
                     1-2           5%
                     2-3           4%
                     3-4           3%
                     4-5           1.5%
                     5+            0

and (c) adding the products of each multiplication in (b) above. The charge will not exceed 5% of the purchase payments.

Once each Contract Year, Contract Owners may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge. If no withdrawal is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is withdrawn in a Contract Year, the remaining percentage is not available in future years. No Contingent Deferred Sales Charge will be deducted from purchase payments which have been held under the Contract for more than five (5) Contract Years or as annuity payments. See also "Surrenders Systematic Withdrawal." The Company may also eliminate or reduce the Contingent Deferred Sales Charge under the Company procedures then in effect. (See "Charges and Deductions - Reduction or Elimination of Contingent Deferred Sales Charge.")

For a partial surrender, the Contingent Deferred Sales Charge will be deducted from the remaining Contract Value, if sufficient; otherwise it will be deducted from the amount surrendered. The amount deducted from the Contract Value will be determined by canceling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total Contract Value. The Contract Owner must specify in writing in advance which units are to be canceled if other than the above method of cancellation is desired.

To the extent that the Contingent Deferred Sales Charge is insufficient to cover the actual cost of distribution, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge, to make up any difference.

Reduction or Elimination of
Contingent Deferred Sales Charge

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of the following factors: (1) the size of the group; (2) the total amount of purchase payments expected to be received from the group; (3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which the Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the Contingent Deferred Sales Charge be permitted where reductions or elimination will unfairly discriminate against any person.

Deduction for Mortality and Expense Risk Charge

The Company deducts on each Valuation Date a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account (consisting of approximately .90% for mortality risks and approximately .35% for expense risks). The mortality risk borne by the Company arises from its contractual obligation to make annuity payments (determined in accordance with the Annuity Options and other provisions contained in the Contract) regardless of how long all Annuitants may live. This undertaking assures that neither an Annuitant's own longevity, nor an improvement in life expectancy greater than expected, will have any adverse effect on the annuity payments the Annuitant will receive under the Contract.

Furthermore, the Company bears a mortality risk, regardless of the Annuity Option selected, in that it guarantees the purchase rates for the annuity income options available under the Contract whether for fixed payment options or variable payment options. In addition, the Company assumes a mortality risk for the guaranteed death benefit provided under the Contract. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, and the costs of other services may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Expense Charge.

If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company. The Company expects to profit from this charge.

The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

Deduction for Administrative Expense Charge

The Company deducts on each Valuation Date an Administrative Expense Charge which is equal, on an annual basis, to 0.15% of the average daily net assets of the Variable Account. This charge, together with the Contract Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Variable Account. These expenses include but are not limited to: preparation of the Contracts, confirmations, annual reports and statements, maintenance of Contract Owner records, maintenance of Variable Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Contract Owner servicing and all accounting, valuation, regulatory and reporting requirements. The Company does not intend to profit from this charge. This charge will be reduced to the extent that the amount of this charge is in excess of that necessary to reimburse the Company for its administrative expenses. Should this charge prove to be insufficient, the Company will not increase this charge and will incur the loss.

Deduction for Contract Maintenance Charge

The Company deducts an annual Contract Maintenance Charge of $30 from the Contract Value on each Contract Anniversary. Prior to the Income Date, the charge is waived for contracts having Contract Values or purchase payments less withdrawals of $100,000.00 or more. This charge is to reimburse the Company for its administrative expenses (see above). Prior to the Income Date, this charge is deducted by canceling Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total Contract Value. When the Contract is surrendered for its full Surrender Value on other than a Contract Anniversary, the entire Contract Maintenance Charge will be deducted at the time of surrender. On and after the Income Date, the Contract Maintenance Charge will be collected pro rata on a monthly basis ($2.50 per month) and will result in a reduction of the monthly annuity payments.

Deduction for Premium Taxes


Premium taxes or other taxes payable to a state, municipality or other governmental entity will be charged against the Contract Values. Premium taxes currently imposed by certain states on the Contracts range from 0% to 3% of premiums paid. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Variable Account; receipt by the Company of the purchase payment(s); or commencement of annuity payments. The Company may, at its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date. Currently, the state of New York does not assess a premium tax on variable annuity contracts; however, there is no assurance that such a tax will not be assessed in the future.


Deduction for Income Taxes

While the Company is not currently maintaining a provision for federal income taxes, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Variable Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Variable Account whether or not there was a provision for taxes and whether or not it was sufficient. Currently, no federal income taxes are assessed against the Variable Account. However, if the tax laws should change, the Company reserves the right to deduct the amount of such taxes from the Variable Account. Deduction for Trust Expenses

There are other deductions from, and expenses paid out of, the assets of the Franklin Valuemark Funds, which are described in the accompanying Trust prospectus.

Deduction for Transfer Fee


A Contract Owner may transfer all or a part of the Contract Owner's interest among the Sub-Accounts without the imposition of any fee or charge if there have been no more than three transfers made in the Contract Year. If more than three transfers have been made in the Contract Year, the Company reserves the right to deduct a transfer fee. The maximum transfer fee that the Company may deduct, per transfer, is the lesser of $25 or 2% of the amount transferred. Currently, twelve transfers may be made in a Contract Year prior to the Income Date without a charge. Thereafter, the fee is $25 (or 2% of the amount transferred, if less.) Currently, prescheduled automatic dollar cost averaging transfers are not counted. The Company charges a fee for all transfers after the Income Date, which fee, per transfer, will not exceed the lesser of $25 or 2% of the amount transferred. The transfer fee at any given time will not be set at a level greater than its cost and will contain no element of profit.



The Contracts
--------------------------------------------------------------------------------

Ownership


The Contract Owner and if provided for in the Contract, any Joint Owner, has all rights and may receive all benefits under the Contract. The Contract Owner, if provided for in the Contract, may name a Contingent Owner or change the Contract Owner at any time. Any Joint Owner must be the spouse of the other Joint Owner and any Contingent Owner must be the spouse of the Contract Owner. Upon the death of the Contract Owner, the Contingent Owner or surviving Joint Owner (as applicable) may elect to keep the Contract in force and become the new Contract Owner. The Annuitant becomes the Owner on and after the Income Date. A change of Contract Owner or Contingent Owner will automatically revoke any prior designation of Contract Owner or Contingent Owner. A request for change must be:
(1) made in writing; and (2) received by the Company as its Annuity Service Office. After the transfer is recorded, the change will become effective as of the date the written request is signed. A new designation of Contract Owner (as applicable) will not apply to any payment made or action taken by the Company prior to the time it was received.


For Non-Qualified Contracts, in accordance with Code Section 72(u), a deferred annuity contract held by a corporation or other entity that is not a natural person is not treated as an annuity contract for tax purposes. Income on the contract is treated as ordinary income received by the owner during the taxable year. However, for purposes of Code Section 72(u), an annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person and treated as an annuity contract for tax purposes. Tax advice should be sought prior to purchasing a Contract which is to be owned by a trust or other non-natural person.

Assignment

The Contract Owner may assign the Contract at any time during his or her lifetime. A copy of any assignment must be filed with the Valuemark Service Center. The Company is not responsible for the validity of any assignment. If the Contract Owner assigns the Contract, the Contract Owner's rights and those of any revocably-named person will be subject to the assignment. The Company will not be bound by any assignment until written notice is received by the Company at its Valuemark Service Center.

If the Contract is issued pursuant to a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.

Beneficiary

One or more Beneficiaries and/or Contingent Beneficiaries are named in the application, and unless changed, are entitled to receive any death benefits to be paid. Upon the death of the Contract Owner, the Contingent Owner or surviving Joint Owner (as applicable) will be the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated.

Change of Beneficiary

The Contract Owner may change a Beneficiary or Contingent Beneficiary by filing a written request with the Company at its Valuemark Service Center unless an irrevocable Beneficiary designation was previously filed. After the change is recorded, it will take effect as of the date the request was signed. If the request reaches the Valuemark Service Center after the Annuitant or Contract Owner, as applicable, dies but before any payment is made, the change will be valid. The Company will not be liable for any payment made or action taken before it records the change.

Annuitant

The Annuitant must be a natural person. The maximum age of the Annuitant on the Effective Date is 80 years old. The Annuitant may be changed at any time prior to the Income Date unless the Contract is owned by a non-natural person. (See "Death of the Annuitant Prior to the Income Date.") Joint Annuitants are allowed at the time of annuitization only. The Annuitant has no rights or privileges prior to the Income Date. When an Annuity Option is elected, the amount payable as of the Income Date is based on the age (and sex, where permissible) of the Annuitant, as well as the Option selected and the Contract Value. The Annuitant becomes the Contract Owner on or after the Income Date.

Death of the Contract Owner
Before the Income Date

In those Contracts where a Contingent Owner has been named, in the event of the death of the Contract Owner prior to the Income Date, the Contingent Owner, if any becomes the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated. In those Contracts where Joint Owners have been named, upon the death of either Joint Owner prior to the Income Date, the surviving Joint Owner, if any, becomes the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated. Only the Contract Owner's spouse may be the Contingent Owner or a Joint Owner. If there is no surviving Contingent Owner or Joint Owner, a death benefit is payable to the Beneficiary designated by the Contract Owner. The value of the death benefit will be determined as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. The guaranteed death benefit is:

1 On the date of issue, the guaranteed death benefit is equal to the purchase payment.

2. After the date of issue, the guaranteed death benefit will be the sum of all purchase payments made minus any amounts surrendered or paid by the Company.

The guaranteed death benefit will never be less than the Contract Value as of the most recent five year Contract Anniversary preceding the earlier of (a) the date of death of the Contract Owner or (b) the date of the Contract Owner's 81st birthday, plus subsequent purchase payments minus subsequent surrenders.

The Beneficiary may, at any time before the end of a sixty (60) day period following receipt of proof of death, elect the death benefit to be paid under one of the following options:

A. Lump sum payment of the death benefit (The value of the death benefit is equal to the greater of the guaranteed death benefit or the Surrender Value as of the Valuation Period next following the date due proof of death and a payment election are received by the Company);


B. Payment of the entire death benefit within five years of the date of the Contract Owner's death (The value of the death benefit under Option B is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. If the Contract Value is the greater, it will be the death benefit. Any distribution of such death benefit will be reduced by the sum of any applicable premium taxes, Contract Maintenance Charges and Contingent Deferred Sales Charges. If the guaranteed death benefit is the greater, it will be the death benefit. After the death benefit is calculated, it will be subject to market risk. No additional purchase payments will be accepted after the death of the Contract Owner.);


C. Payment over the lifetime of the designated Beneficiary or over a period not extending beyond the life expectancy of the designated Beneficiary with distribution beginning within one year of the date of death of the Contract Owner (see "Annuity Provisions - Annuity Options"). (The value of the death benefit under Option C is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. If the Contract Value is greater, it will be treated as the death benefit. If the guaranteed death benefit is greater, it will be the death benefit.); or

D. If the designated Beneficiary is the Contract Owner's spouse, he/she can continue the Contract in his/her own name. (The value of the death benefit under Option D is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. If the Contract Value is greater, it will remain the Contract Value. If the guaranteed death benefit is greater, it will become the new Contract Value. Any distribution by the new Contract Owner will be reduced by the sum of any applicable premium taxes, Contract Maintenance Charges and Contingent Deferred Sales Charges.)

If no payment option is elected, a single sum settlement will be made at the end of the sixty (60) day period following receipt of proof of death.

Death of the Annuitant Prior to the Income Date

If the Annuitant dies on or before the Income Date and the Annuitant is different from the Contract Owner, the Contract Owner may designate a new Annuitant. If one is not designated, the Contract Owner will be the Annuitant, provided the Contract Owner is a natural person.

If the Contract Owner is a non-natural person, then for the purposes of the death benefit, the Annuitant shall be treated as the Contract Owner and the death of the Annuitant shall be treated as a death of the Contract Owner.

Death of the Annuitant After the Income Date

If the Annuitant dies on or after the Income Date, the death benefit, if any, will be payable to the Beneficiary as specified in the Annuity Option elected. The Company will require proof of the Annuitant's death. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


Annuity Provisions
--------------------------------------------------------------------------------

Income Date

The Contract Owner selects an Income Date at the time of application (or at the time of issue for certain Contracts). The Income Date must always be the first day of a calendar month. The earliest Income Date is five years after the Effective Date. The Income Date may not be later than the month following the Annuitant's 85th birthday or 10 years from the Effective Date if later. If no Income Date is selected on the application, the date will be the later of the Annuitant's 65th birthday (or 85th birthday for certain Contracts) or 10 years from the effective date.

Change in Income Date and Annuity Option

The Contract Owner may, upon at least thirty (30) days prior written notice to the Company, at any time prior to the Income Date, change the Income Date. The Income Date must always be the first day of a calendar month. The Income Date may not be later than the month following the Annuitant's 85th birthday, or 10 years from the Effective Date, if later.

The Contract Owner may, upon at least thirty (30) days prior written notice to the Company, at any time prior to the Income Date, select and/or change the Annuity Option.

Annuity Options

Instead of having the proceeds paid in one sum, the Contract Owner may select one of the Annuity Options. These may be on a fixed or variable basis, or a combination thereof. The Annuity Option must be selected at least 30 days prior to the Income Date. The Company may, at the time of election of an Annuity Option, offer more favorable rates in lieu of those guaranteed. The Company also may make available other options.

Fixed Options

Under a fixed option, once the selection has been made and payments have begun, the amount of the payments will not vary. The fixed options currently available are:

OPTION 1 - LIFE ANNUITY WITH OPTIONAL GUARANTEE PERIOD. The Company will make equal monthly payments during the life of the Annuitant, but at least for the minimum period shown in the annuity tables contained in the Contract. The amount of each monthly payment per $1,000 of proceeds is based on the age (and sex, where permissible) of the Annuitant when the first payment is made and on the guaranteed period chosen. If the Annuitant dies within the guaranteed period, the discounted value of the unpaid guaranteed payments will be paid by the Company as a final payment.

OPTION 2 - LIFE ANNUITY WITH CASH REFUND. The Company will pay equal monthly payments during the life of the Annuitant. Upon the death of the Annuitant, after payments have started, the Company will pay in one sum any excess of the amount of the proceeds applied under this Option over the total of all payments made under this Option. The amount of each monthly payment per $1,000 of proceeds is based on the age (and sex, where permissible) of the Annuitant when the first payment is made.

Variable Options

The actual dollar amount of variable annuity payments is dependent upon (i) the Contract Value at the time of annuitization, (ii) the annuity table specified in the Contract, (iii) the Annuity Option selected, and (iv) the investment performance of the Sub-Accounts selected.

The dollar amount of the first monthly variable annuity payment is determined by applying the available value (after deduction of any premium taxes not previously deducted) to the table using the age (and sex, where permissible) of the Annuitant and any joint Annuitant. The number of Annuity Units is then determined by dividing this dollar amount by the then current Annuity Unit value. Thereafter, the number of Annuity Units remains unchanged during the period of annuity payments. This determination is made separately for each Sub-Account of the Variable Account. The number of Annuity Units is determined for each Sub-Account and is based upon the available value in each Sub-Account as of the date annuity payments are to begin. The dollar amount determined for each Sub-Account will then be aggregated for purposes of making payments.

The dollar amount of the second and later variable annuity payments is equal to the number of Annuity Units determined for each Sub-Account times the Annuity Unit value for that Sub-Account as of the due date of the payment. This amount may increase or decrease from month to month.

The annuity tables contained in the Contract are based on a five percent (5%) assumed investment rate ("AIR"). Other AIR choices may be available at the time of annuitization. If the actual net investment rate exceeds the AIR, payments will increase. Conversely, if the actual net investment rate is less than the AIR, subsequent annuity payments will decrease. Annuity payments will not decrease as long as the investment return of the Variable Account assets equals or exceeds the AIR plus 1.40% on an annual basis (that is 6.4% for the 5% AIR). If an assumed investment rate greater than 5% is used, the initial payment will be higher but the actual net investment rate will have to be higher in order for annuity payments to remain level or increase. If an AIR less than 5% is used, the initial payment will be lower but the actual net investment rate will not have to be as high for payments to remain level or increase.

The Annuitant receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Sub-Account selected and the amount of each annuity payment will vary accordingly.


The variable options currently available are:

OPTION 3 - LIFE ANNUITY. Monthly annuity payments are paid during the life of an Annuitant, ceasing with the last annuity payment due prior to the Annuitant's death.

OPTION 4 - LIFE ANNUITY WITH 10-YEAR GUARANTEE. Monthly annuity payments are paid during the life of an Annuitant, but at least for the 10-year minimum period.

OPTION 5 - JOINT AND LAST SURVIVOR ANNUITY. Monthly annuity payments are paid during the joint lifetime of the Annuitant and a designated second person and are paid thereafter during the remaining lifetime of the survivor, ceasing with the last annuity payment due prior to the survivor's death.


Purchase Payments and Contract Value
--------------------------------------------------------------------------------

Purchase Payments
The Contracts may be purchased under a flexible purchase payment plan. Purchase payments are payable in the frequency and in the amount selected by the Contract Owner. The initial purchase payment is due on the Effective Date. The initial purchase payment must be at least $2,000. Subsequent purchase payments must be at least $250. These minimum amounts are not waived for Qualified Plans. The Company reserves the right to decline any application or purchase payment. Amounts in excess of $1 million require preapproval by the Company. The Company may, at its sole discretion, waive the minimum payment requirements under specific circumstances. The Contract Owner may elect to increase, decrease or change the frequency of purchase payments.

Allocation of Purchase Payments


Purchase payments are allocated to one or more of the Sub-Accounts within the Variable Account as selected by the Contract Owner. THE MUTUAL SHARES SECURITIES FUND AND THE MUTUAL DISCOVERY SECURITIES FUND ARE NOT AVAILABLE IN NEW YORK UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT. (CHECK WITH YOUR AGENT REGARDING AVAILABILITY.) For each Sub- Account, purchase payments are converted into Accumulation Units. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment allocated to the Sub-Account by the value of the Accumulation Unit for the Sub-Account.


The Company has the right to allocate initial purchase payments to the Money Market Sub-Account until the expiration of 15 days from the date the Contract is mailed from the Valuemark Service Center. In the event that the Company does so allocate initial purchase payments, at the end of this 15-day period the Contract Value will be allocated to the Sub-Account(s) selected by the Contract Owner. Currently, however, the Company will allocate the initial purchase payment directly to the Sub- Account(s) selected by the Contract Owner.

Transfers do not necessarily affect the allocation instructions for future payments. Subsequent payments will be allocated as directed by the Contract Owner; if no direction is given, the allocation will be that which has been most recently directed for payments by the Contract Owner. The Contract Owner may change the allocation of future payments without fee, penalty or other charge upon written notice to the Valuemark Service Center. A change will be effective or payments received on or after receipt of the written notice or telephone instructions.


The Company reserves the right to limit the number of Sub-Accounts that a Contract Owner may have at any one time. Currently, the Contract Owner may initially select up to nine Sub-Accounts, and may only be invested in a maximum of ten Sub- Accounts at any one time throughout the life of the Contract. The Company reserves the right to change the maximum number of Sub-Accounts in the future.

For initial purchase payments, if the application for a Contract is in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units within two business days of receipt.


In addition to the underwriting requirements of the Company, good order means that the Company has received federal funds (monies credited to a bank's account with its regional Federal Reserve Bank). If the application for a Contract is not in good order, the Company will attempt to get it in good order or the Company will return the application and the purchase payment within five business days. The Company will not retain purchase payments for more than five business days while processing an incomplete application, unless it has been so authorized by the purchaser.

For subsequent purchase payments, the Company will apply purchase payments to the Variable Account and credit the Contract with Accumulation Units during the Valuation Period next following the Valuation Period during which the purchase payment was received in good order.

Transfer of Contract Values


Prior to the Income Date, the Contract Owner may transfer all or part of the Contract Owner's interest in a Sub-Account to another Sub-Account without the imposition of any fee or charge if there have been no more than three transfers made in the Contract Year. If more than three transfers have been made in the Contract Year, the Company reserves the right to deduct a transfer fee. Currently, 12 transfers may be made in a Contract Year prior to the Income Date without a charge. (See "Charges and Deductions - Deduction for Transfer Fee.")

Neither the Variable Account nor the Trust is designed for professional market timing organizations, other entities, or individuals using programmed, large or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Fund and may be refused. Accounts under common ownership or control may be aggregated for purposes of transfer limits. In coordination with the Trust, the Company reserves the right to restrict the transfer privilege or reject any specific purchase payment allocation request for any person whose transactions seem to follow a timing pattern.


After the Income Date, provided a variable annuity option was selected, the Contract Owner may make transfers. The Company charges for all transfers after the Income Date.

All transfers are subject to the following:

a. The deduction of any transfer fee that may be imposed. The transfer fee will be deducted from the amount which is transferred if the entire amount in the Sub-Account is being transferred; otherwise from the amount remaining in the Sub-Account from which the transfer is made.

b. The minimum  amount which may be transferred is the lesser of (i) $1,000 from
each  Sub-Account;   or  (ii)  the  Contract  Owner's  entire  interest  in  the
Sub-Account.

c. No partial transfer will be made if the Contract Owner's remaining Contract Value in the Sub- Account will be less than $1,000.

d. Transfers will be effected during the Valuation Period next following receipt by the Company of a written transfer request (or by telephone, if authorized) containing all required information. However, no transfer may be made effective within seven calendar days of the date on which the first annuity payment is due. No transfers may occur until the end of the Free Look Period. (See "Highlights.")

e. Any transfer direction must clearly specify the amount which is to be transferred and the Sub-Accounts which are to be affected.

f. After the Income Date, no transfers may be made if it would result in any selected Sub-Account providing less than 10% of the annuity benefits under the Contract.

g. After the Income Date, transfers may not take place between a Fixed Annuity Option and a Variable Annuity Option.

A Contract Owner may elect to make transfers by telephone. To elect this option the Contract Owner must do so in writing to the Company. If there are Joint Owners, unless the Company is informed to the contrary, instructions will be accepted from either one of the Joint Owners. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company tape records all telephone instructions. Transfers do not change the allocation instructions for future payments. (See "Purchase Payments and Contract Value - Allocation of Purchase Payments.")

Dollar Cost Averaging


Dollar Cost Averaging is a program which, if elected, enables a Contract Owner to systematically allocate specified dollar amounts from the Money Market Sub-Account or The U.S. Government Securities Sub-Account to the Contract's other Sub-Accounts (maximum of eight) at regular intervals. By allocating on a regularly scheduled basis as opposed to allocating the total amount at one particular time, a Contract Owner may be less susceptible to the impact of market fluctuations.

Dollar Cost Averaging may be selected for 12 to 36 months. The minimum amount per period to allocate is $1,000. All Dollar Cost Averaging transfers will be made effective the tenth of the month (or the next Valuation Date if the tenth of the month is not a Valuation Date). Election into this program may occur at any time by properly completing the Dollar Cost Averaging election form, returning it to the Company by the first of the month, to be effective that month, and insuring that sufficient value is in either the Money Market Sub-Account or The U.S. Government Securities Sub-Account. When utilizing the Dollar Cost Averaging program, a Contract Owner must be invested in either the Money Market Sub-Account or The U.S. Government Securities Sub-Account and may invest in a maximum of eight of the other Sub-Accounts.

Dollar Cost Averaging will terminate when any of the following occurs: (1) the number of designated transfers has been completed; (2) the value of the Money Market Sub-Account or The U.S. Government Securities Sub-Account (as applicable) is insufficient to complete the next transfer; (3) the Contract Owner requests termination in writing and such writing is received by the first of the month in order to cancel the transfers scheduled to take effect that month; or (4) the Contract is terminated. The Dollar Cost Averaging program may not be active following the Income Date. There is no current charge for Dollar Cost Averaging but the Company reserves the right to charge for this program. The Company does not intend to profit from any such charge. In the event there are additional transfers, the transfer fee may be charged. Transfers made pursuant to the Dollar Cost Averaging program are not counted in determining the applicability of the transfer fee.

Automatic Investment Plan

The Automatic Investment Plan (AIP) is a program by which a Contract Owner may make monthly or quarterly investments by electronic funds transfer from their checking or savings account if their bank is a member of an Automatic Clearing House. Election of this program may occur at the time a contract is issued, or at any time thereafter by completing and signing the appropriate form and returning it to the Company. The form must be received in good order by the first of the month in order for AIP to begin that same month. Investments take place on the 20th of the month, or the next business day. AIP may not be used for the initial purchase payment. The minimum investment that may be made by AIP is $250.

AIP is subject to any regulations that may govern the bank account, the Automatic Clearing House, or the Contract. The Company may correct any error by a debit or credit to the Contract Owner's bank account and/or Contract.

Participation in AIP may be stopped at any time at the request of the Contract Owner. When the Company is advised to stop AIP, no automatic investments will be processed until signed authorization is received to initiate the plan again. The Company will need to be notified by the first of the month in order to stop or change AIP within that month. If a transaction is rejected or returned to the Company for any reason, including stop payment, insufficient funds, or account closed, the respective number of units will be removed from the Contract Owner's account, and AIP will be discontinued.


If AIP is used for a Qualified Contract, the Contract Owner should contact his or her tax adviser for maximum contributions.


Contract Value

The value of the Contract is the sum of the values attributable to the Contract for each Sub-Account. The value of each Sub-Account is determined by multiplying the number of Accumulation Units attributable to the Contract in the Sub-Account by the value of an Accumulation Unit for the Sub-Account.

Accumulation Unit

For each Sub-Account, purchase payments are converted into Accumulation Units. This is done by dividing each purchase payment by the value of an Accumulation Unit for the Valuation Period during which the purchase payment is allocated to the Sub-Account. The Accumulation Unit value for each Sub-Account was initially arbitrarily set. The Accumulation Unit value for any later Valuation Period is determined by subtracting (b) from (a) and dividing the result by (c) where:

a.  is the net result of

1) the assets of the Sub-Account attributable to Accumulation Units (i.e., the aggregate value of the underlying Eligible Investments held at the end of such Valuation Period); plus or minus

2) the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Sub-Account;

b. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge (See "Charges and Deductions"); and

c. is the number of Accumulation Units outstanding at the end of such Valuation Period.

The Accumulation Unit value may increase or decrease from Valuation Period to Valuation Period.


Distributor
--------------------------------------------------------------------------------


NALAC  Financial  Plans,  Inc.  ("NFP"),  1750  Hennepin  Avenue,   Minneapolis,
Minnesota, acts as the distributor of the Contracts. NFP is a wholly-owned subsidiary of Allianz Life, the Company's parent. The Contracts are offered on a continuous basis. NFP has subcontracted with Franklin Advisers, Inc.
("Advisers") for it and/or certain of its affiliates to provide certain marketing support services and NFP compensates these entities for their services. Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions and expense reimbursements up to an amount equal to 6.0% of purchase payments for promotional or distribution expenses associated with the marketing of the Contracts. The New York Insurance Department now permits asset based compensation. The Company may adopt an asset based compensation program in addition to, or in lieu of, the present compensation program. Commissions may be recovered from broker-dealers if a full or partial surrender occurs within 12 months of a purchase payment.



Surrenders
--------------------------------------------------------------------------------

While the Contract is in force and before the Income Date, the Company will, upon request to the Company by the Contract Owner, allow the surrender of all or a portion of the Contract for its Surrender Value. Surrenders will result in the cancellation of Accumulation Units from each applicable Sub- Account in the ratio that the value of each Sub- Account bears to the total Contract Value. The Contract Owner must specify which units are to be canceled if other than the above mentioned method of cancellation is desired. The Company will pay the amount of any surrender from the Variable Account within seven (7) days of receipt of a valid request, unless the "Delay of Payments" provision is in effect. (See "Surrenders - Delay of Payments.")

Certain tax withdrawal penalties and restrictions may apply to surrenders from the Contracts. (See "Tax Status.") For Contracts purchased in connection with
403(b) plans, the Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner:
(1) attains age 591/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship.

However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Systematic Withdrawal

The Company permits a systematic withdrawal plan which enables a Contract Owner to pre-authorize a periodic exercise of the contractual withdrawal rights described above. Systematic withdrawal is not available for Non-Qualified Contracts where the Contract Owner is under age 591/2. Certain tax penalties and restrictions may apply to systematic withdrawals from the Contracts. (See "Tax Status - Tax Treatment of Withdrawals - Qualified Contracts.") Contract Owners entering into such a plan instruct the Company to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Currently, systematic withdrawal on a monthly or quarterly basis is available to Contract Owners who have a Contract Value of $50,000 or more and on a quarterly basis only to Contract Owners who have a Contract Value of at least $20,000 but less than $50,000. The amount deducted will result in the cancellation of Accumulation Units from each applicable Sub-Account in the ratio that the value of each Sub-Account bears to the total Contract Value. The Contract Owner must specify in writing in advance which units are to be canceled if other than the above mentioned method of cancellation is desired. The Company reserves the right to modify the eligibility rules at any time, without notice. The total systematic withdrawal in a Contract Year which can be made without incurring a Contingent Deferred Sales Charge is limited to not more than 9% of the Contract Value. However, the 9% limit may be increased to allow systematic withdrawals to meet applicable minimum distribution requirements for Qualified Contracts. The exercise of the systematic withdrawal plan in any Contract Year replaces the 15% amount which is allowable per year without incurring a Contingent Deferred Sales Charge. Any other withdrawal in a year when the systematic withdrawal plan has been utilized will be subject to the Contingent Deferred Sales Charge.

Delay of Payments

The Company reserves the right to suspend or postpone payments for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

The applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in 2. and 3. exist.


Administration of the Contracts
--------------------------------------------------------------------------------

While the Company has primary responsibility for all administration of the Contracts, it has retained the services of Delaware Valley Financial Services, Inc. ("DVFS" or "Valuemark Service Center") pursuant to an Administration Agreement. Such administrative services include issuance of the Contracts and maintenance of Contract Owners' records. The Company pays all fees and charges of DVFS. DVFS serves as the administrator to various insurance companies offering variable and fixed annuity and variable life insurance contracts. The Company's ability to administer the Contracts could be adversely affected should DVFS elect to terminate the Agreement.


Performance Data
--------------------------------------------------------------------------------

Money Market Sub-Account

From time to time, the Company or NFP may advertise the "yield" and "effective yield" of the Money Market Sub-Account. Both yield figures will be based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Sub-Account refers to the income generated by Contract Values in the Money Market Sub- Account over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Values in the Money Market Sub-Account. The "effective yield" is calculated similarly but, when annualized, the income earned by Contract Values in the Money Market Sub-Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The computation of the yield calculation includes a deduction for the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge.

Other Sub-Accounts


From time to time, the Company or NFP may publish the current yields and total returns of the other Sub-Accounts in advertisements and communications to Contract Owners. The current yield for each Sub-Account will be calculated by dividing the annualization of the interest income earned by the underlying Fund during a recent 30-day period by the maximum Accumulation Unit value at the end of such period. Total return information will include the Sub-Account's average annual total return over the most recent four calendar quarters, the period from the Sub-Account's inception of operations, and, for Sub-Accounts in existence for five years or more, for five years. The average annual total return is based upon the value of the Accumulation Units acquired through a hypothetical $1,000 investment of the Accumulation Unit value at the beginning of the specified period and the value of the Accumulation Unit at the end of such period, assuming reinvestment of all distributions and the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge, Contingent Deferred Sales Charge, and Contract Maintenance Charge. Each Sub-Account may also advertise cumulative and total return information over different periods of time without the Contingent Deferred Sales Charge and Contract Maintenance Charge.

The Company or NFP may, in addition, advertise or present yield or total return performance information computed on a different basis, or for the Funds. Contract Owners should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of a Sub-Account's current yield or total return for any prior period should not be considered as a representation of what an investment may earn or what a Contract Owner's yield or total return may be in any future period. Hypothetical performance illustrations, for a hypothetical contract, may be prepared for sales literature or advertisements. See "Calculation of Performance Data" in the Statement of Additional Information.

The Appendix to this Prospectus contains performance information that you might find informative. The Mutual Shares Securities Fund and the Mutual Discovery Securities Fund ("New Valuemark funds") are newly created and therefore do not yet have their own performance record. However, they have the same investment objectives and portfolio managers and substantially the same investment policies as two corresponding series of Franklin Mutual Series Fund Inc. (formerly, Mutual Series Fund Inc.) which have been sold to the public ("Public Funds"). In order to show how the performance of the Public Funds would have affected Accumulation Unit values, hypothetical performance information was developed.

Part 1 in the Appendix shows the historical performance of the Public Funds which reflects the deduction of the historical fees and expenses paid by the Public Funds and not those paid by the New Valuemark funds. Part 2 shows hypothetical performance figures for the Accumulation Units which assume the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the fees and expenses that the Public Funds paid. Part 3 shows hypothetical performance figures for the Accumulation Units which reflect the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge, the Contract Maintenance Charge, the Contingent Deferred Sales Charge and the fees and expenses that the Public Funds paid. The hypothetical performance figures for the Accumulation Units have not been restated to reflect the higher fees for the New Valuemark funds. If the higher fees were used, the hypothetical performance shown would be lower. Future performance may vary and the results shown are not necessarily representative of future results.


Performance Ranking

The performance of each or all of the Sub-Accounts of the Variable Account may be compared in its advertisements and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds with investment objectives similar to each of the Sub-Accounts of the Variable Account or indices. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger and Morningstar.


Tax Status
--------------------------------------------------------------------------------

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Code governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Settlement Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis.
The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Funds of the Trust underlying the Contracts will be managed by the Managers for the Trust in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Variable Account will cause the Contract Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Variable Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities. Such
Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign their Contracts.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions.) Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals -
Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 591/2; (b) after the death of the Contract Owner;
(c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) paid in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

Qualified Plans

The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

a.  H.R. 10 Plans

    Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amounts of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation, and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.  Tax-Sheltered Annuities

    Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.  Individual Retirement Annuities

    Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

d.  Corporate Pension and Profit-Sharing Plans

    Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals - Qualified
Contracts.") Purchasers of Contracts for use with Corporate Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals -
Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 591/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; and (f) distributions made to an alternate payee pursuant to a qualified domestic relations order.

The exceptions stated in items (d), (e) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.


Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the year in which the employee attains age 701/2. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 591/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.


Financial Statements
--------------------------------------------------------------------------------


Audited financial statements of the Company and audited financial statements of the Variable Account as of and for the year ended December 31, 1995 are included in the Statement of Additional Information. Unaudited financial statements of the Variable Account as of and for the six-month period ended June 30, 1996 are also included in the Statement of Additional Information.



Legal Proceedings
--------------------------------------------------------------------------------

There are no legal proceedings to which the Variable Account or the Distributor is a party or to which the assets of the Variable Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.



Appendix
--------------------------------------------------------------------------------

Performance Information of Selected Public Funds

The Mutual Shares Securities Fund and Mutual Discovery Securities Fund ("New Valuemark funds") are newly created series of Franklin Valuemark Funds and have no performance record. The New Valuemark funds do, however, have the same investment objective and portfolio managers,1 and substantially the same investment policies, as two corresponding series of Franklin Mutual Series Fund Inc. (formerly "Mutual Series Fund Inc.") which have been sold directly to the public ("Public Funds"). Thus, the performance of the Public Funds may be considered relevant by investors.


Part 1 of the chart shows the past performance of the Public Funds, in terms of average annual total return over the periods indicated. Average annual total return represents the average annual change in value of an investment over the stated periods, assuming reinvestment of dividends and capital gains at net asset value. These figures reflect the deduction of the historical fees and expenses paid by the Public Funds, which have been sold without sales charges.

Part 2 shows hypothetical performance of Accumulation Units of the New Valuemark funds, based on the past average annual total return of the Public Funds and the deduction of all current recurring expenses of the Separate Account, as described above in this Prospectus. These figures do not reflect any Contingent Deferred Sales Charge or Annual Contract Maintenance Charge, and have not been restated to reflect the higher expenses of the New Valuemark funds, which are also described in this Prospectus; all of which would lower the hypothetical performance shown.

Part 3 shows hypothetical performance of Accumulation Units of the New Valuemark funds, based on the past average annual total return of the Public Funds and the deduction of all current recurring expenses of the Separate Account, as well as deduction of the applicable Contingent Deferred Sales Charge and Annual Contract Maintenance Charge, as described above in this Prospectus. These figures have not been restated to reflect the higher expenses of the New Valuemark funds, which are also described in this Prospectus and which would lower the hypothetical performance shown.

Past performance cannot predict or guarantee future results of the New Valuemark funds. In addition, the investment performance of the New Portfolios will differ from the performance of the Public Funds because of product and portfolio differences, including differences in portfolio size, the investments held, the timing of purchases of similar investments, cash flows, minor differences in certain investment policies, insurance product related tax diversification requirements, state insurance regulations, and additional administrative and insurance costs associated with insurance company separate accounts. These figures are not adjusted for tax consequences.

THE MUTUAL SHARES SECURITIES FUND AND THE MUTUAL DISCOVERY SECURITIES FUND ARE NOT AVAILABLE IN NEW YORK UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT. (CHECK WITH YOUR AGENT REGARDING AVAILABILITY.)

1 In November 1996, Franklin Resources, Inc., parent company of the investment managers of the Franklin Valuemark Funds, completed the acquisition of Heine Securities Corporation, the investment manager of Mutual Series Fund Inc. This transaction did not, however, change the individuals responsible for the day-to-day operations of Franklin Mutual Series Fund Inc., who are also responsible for the day-to-day operations of the New Valuemark funds.


1. Public Funds' Historical Performance
                                                                                         Since    Inception
            Periods Ended 9/30/96:                   One-Year   Five-Years  Ten-Years  Inception    Date
----------------------------------------------------------------------------------------------------------------
            Mutual Discovery Fund.................    18.52%        --         --       21.90%    12/31/92
            Mutual Shares Fund....................    13.59%     17.47%     14.87%        --       7/1/49

2. Hypothetical Accumulation Unit Performance (includes all current recurring expenses of the Separate Account)
                                                                                         Since    Inception
            Periods Ended 9/30/96:                   One-Year   Five-Years  Ten-Years  Inception    Date
----------------------------------------------------------------------------------------------------------------

            Mutual Discovery Securities
             Sub-Account .........................    16.82%        --         --       20.14%    12/31/92
            Mutual Shares Securities
             Sub-Account .........................    11.92%     15.74%     13.20%        --       7/1/49

3.  Hypothetical  Accumulation  Unit  Performance  (includes  all current  recurring  expenses of the Separate  Account and deduction of the Contingent Deferred Sales Charge and Annual Contract Maintenance Charge)
                                                                                         Since    Inception
            Periods Ended 9/30/96:                   One-Year   Five-Years  Ten-Years  Inception    Date
----------------------------------------------------------------------------------------------------------------

            Mutual Discovery Securities
             Sub-Account..........................    12.47%        --         --       19.92%    12/31/92
            Mutual Shares Securities
             Sub-Account..........................     7.57%     15.57%     13.17%        --       7/1/49






Table of Contents of the
Statement of Additional Information
--------------------------------------------------------

Item                                                Page
Company..........................................     2
Experts .........................................     2
Legal Opinions...................................     2
Distributor......................................     2
Calculation of Performance Data..................     2
 Total Return....................................     2
 Yield ..........................................     2
 Performance Ranking.............................     3
 Performance Information ........................     3
Annuity Provisions ..............................     6
 Variable Annuity Payout ........................     6
 Annuity Unit Value .............................     6
 Fixed Annuity Payout ...........................     6
Financial Statements ............................     6


                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       and
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                                November 8, 1996


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 152 West 57th Street, 18th Floor, New York, NY 10019, (212) 586-7733.

THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED NOVEMBER 8, 1996, AND AS MAY BE AMENDED FROM TIME TO TIME.

Table of Contents
-------------------------------------------------------
Contents                                           Page
Company........................................       2
Experts........................................       2
Legal Opinions.................................       2
Distributor....................................       2
Calculation of Performance Data................       2
 Total Return..................................       2
 Yield.........................................       2
 Performance Ranking...........................       3
 Performance Information.......................       3
Annuity Provisions.............................       6
 Variable Annuity Payout.......................       6
 Annuity Unit Value............................       6
 Fixed Annuity Payout..........................       6
Financial Statements...........................       6

                                                                  V2NY SAI 11/96

Company
--------------------------------------------------------------------------------


Information regarding Preferred Life Insurance Company of New York (the "Company") and its ownership is contained in the Prospectus. The Company is rated A+e (Superior, parent rating) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant insofar as the ability of a company to make fixed annuity payments from its general account.

Experts
--------------------------------------------------------------------------------

The financial statements of Preferred Life Variable Account C and the financial statements of the Company as of and for the year ended December 31, 1995 included in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.

Legal Opinions
--------------------------------------------------------------------------------

Legal matters in connection with the Contracts described herein are being passed
upon  by  the  law  firm  of  Blazzard,  Grodd  &  Hasenauer,   P.C.,  Westport,
Connecticut.

Distributor
--------------------------------------------------------------------------------

NALAC Financial Plans, Inc., a wholly-owned subsidiary of Allianz Life Insurance Company of North America, the Company's parent, acts as the distributor. The offering is on a continuous basis.

Calculation of Performance Data
--------------------------------------------------------------------------------


Total Return

From time to time, the Company may advertise the performance data for the Sub-Accounts in advertisements and Contract Owner communications. Such data will show the percentage change in the value of an accumulation unit based on the performance of a Sub-Account over a stated period of time, usually a calendar year, which is determined by dividing the increase (or decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge, the fees of the Funds being advertised and any applicable Contingent Deferred Sales Charge and Contract Maintenance Charge ("Standardized Total Return"). The Contingent Deferred Sales Charge and Contract Maintenance Charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable Contingent Deferred Sales Charge and Contract Maintenance Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:
                                  P(1+T)n = ERV
where:
P = a hypothetical initial payment of $1,000;
T = average annual total return;
n = number of years;
ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the Contingent Deferred Sales Charge and the Contract Maintenance Charge ("Non-Standardized Total Return"). Cumulative total return is calculated in a similar manner as described above except that the results are not annualized. The Company may also advertise cumulative and total return information over different periods of time.

The Company may also present performance information computed on a different basis.

Yield

The Money Market Sub-Account. The Company may advertise yield information for the Money Market Sub-Account. The Money Market Sub-Account's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Fund's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge and, in certain instances, the value of the underlying Fund's investment securities. The fact that the Sub-Account's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Sub-Account's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Money Market Sub-Account's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one accumulation unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such accumulation unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Fund, and the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7]-1.)


For the seven-day period ending on 6/30/96, the Money Market Sub-Account had a current yield of 3.47% and an effective yield of 3.53%.

Other Sub-Accounts. The Company may also quote current yield in advertisements and Contract Owner communications for the other Sub-Accounts. Each Sub-Account (other than the Money Market Sub-Account) will publish standardized total return information with any quotation of current yield.


The yield computation is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge) by the accumulation unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                          Yield = 2 [((a-b) + 1)6 - 1]
                                      -----
                                       cd
where:
a = net investment  income earned during the period by the Fund  attributable to shares  owned by the  Sub-Account;
b = expenses  accrued for the period (net of reimbursements);
c = the  average  daily  number of  accumulation  units  outstanding  during the period;
d = the maximum offering price per accumulation unit on the last day of the period.


The above formula will be used in calculating quotations of yield, based on specified 30-day periods identified in the advertisement or communication. Yield calculations assume that no Contingent Deferred Sales Charges have been deducted (see the Prospectus for information regarding the Contingent Deferred Sales Charge). The Company does not currently advertise yield information for any Sub-Account (other than the Money Market Sub-Account).

Performance Ranking

Total return information for the Sub-Accounts may be compared to relevant indices, including U.S. domestic and international taxable bond indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS. From time to time, evaluation of performance by independent sources may also be used in advertisements and in information furnished to present or prospective Contract Owners.

Performance Information

Total returns quoted in advertising reflect all aspects of a Sub-Account's return, including the automatic reinvestment by Preferred Life Variable Account C of all distributions and any change in a Sub-Account's value over the period. The following chart shows the average annual total return on a hypothetical investment in the Sub-Accounts for the last year, from the date that the Sub-Account began operations, and, for Sub-Accounts in existence for five years or more, for five years, through June 30, 1996. In addition, cumulative total returns for the periods shown through June 30, 1996, are presented. The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the actual fees and expenses paid by each Fund and are shown both with and without the deduction of the Contingent Deferred Sales Charge and Contract Maintenance Charge.

Standardized Total Return
Average Annual Total Return for the periods ended June 30, 1996:
With Contingent Deferred Sales Charge and Other Charges
                                                                            Inception      One     Five      Since
Sub-Account                                                                   Date         Year    Year    Inception
---------------------------------------------------------------------------------------------------------------------
Capital Growth...........................................................    6/10/96          NA     NA           NA
Growth and Income .......................................................     9/6/91      15.70%     NA       10.67%
High Income .............................................................     9/6/91       3.76%     NA       10.25%
Income Securities........................................................     9/6/91       7.70%     NA       10.04%
Money Market.............................................................     9/6/91      -0.44%     NA        2.37%
Precious Metals..........................................................     9/6/91       4.19%     NA        7.99%
Real Estate Securities ..................................................     9/6/91      14.83%     NA       12.62%
Rising Dividends.........................................................    3/10/92      16.27%     NA        6.70%
Small Cap................................................................    6/10/96          NA     NA           NA
Templeton Developing Markets Equity......................................    4/25/94       9.62%     NA        3.52%
Templeton Global Asset Allocation........................................     8/4/95       8.39%     NA           NA
Templeton Global Growth..................................................    4/25/94      10.61%     NA        9.73%
Templeton Global Income Securities*......................................     9/6/91       1.66%     NA        4.92%
Templeton International Equity...........................................    3/10/92       9.39%     NA        9.36%
Templeton International Smaller Companies ...............................    6/10/96          NA     NA           NA
Templeton Pacific Growth.................................................    3/10/92      12.29%     NA       10.03%
U.S. Government Securities...............................................     9/6/91      -1.13%     NA        5.86%
Utility Equity...........................................................     9/6/91      15.65%     NA        9.12%
Zero Coupon - 2000.......................................................     9/6/91      -1.94%     NA        7.86%
Zero Coupon - 2005.......................................................     9/6/91      -2.64%     NA        9.64%
Zero Coupon - 2010.......................................................     9/6/91      -2.76%     NA       10.92%

As of June 30, 1996, the Mutual Discovery Securities  Sub-Account and the Mutual
 Shares Securities Sub-Account had not yet commenced operations.
*Prior to May 1, 1996, the Templeton Global Income Securities Sub-Account was known as the Global Income Sub-Account.

Non-Standardized Total Return Total Return for the periods ended June 30, 1996:
Without Contingent Deferred Sales Charge or Contract Maintenance Charge

                                                             Total Return                  Cumulative Total Return
                                                --------------------------------------   ---------------------------
                                  Inception      One       Three     Five      Since      Three    Five      Since
Sub-Account                         Date         Year      Year      Year    Inception    Year     Year    Inception
--------------------------------------------------------------------------------------------------------------------
Capital Growth.................    6/10/96          NA         NA     NA       -0.56%         NA     NA       -0.56%
Growth and Income..............     9/6/91      20.05%     12.10%     NA       10.81%     40.87%     NA       64.01%
High Income....................     9/6/91       8.11%      7.44%     NA       10.38%     24.03%     NA       60.98%
Income Securities..............     9/6/91      12.05%      7.08%     NA       10.18%     22.76%     NA       59.56%
Money Market...................     9/6/91       3.91%      3.02%     NA        2.54%      9.33%     NA       12.84%
Precious Metals................     9/6/91       8.54%      5.56%     NA        8.14%     17.62%     NA       45.82%
Real Estate Securities.........     9/6/91      19.18%      9.34%     NA       12.75%     30.70%     NA       78.31%
Rising Dividends...............    3/10/92      20.62%      9.20%     NA        6.88%     30.20%     NA       33.21%
Small Cap......................    6/10/96          NA         NA     NA       -4.37%         NA     NA       -4.37%
Templeton Developing
 Markets Equity................    4/25/94      13.97%         NA     NA        4.62%         NA     NA       10.37%
Templeton Global
 Asset Allocation..............     8/4/95          NA         NA     NA       10.27%         NA     NA       10.27%
Templeton Global Growth .......    4/25/94      14.96%         NA     NA       10.75%         NA     NA       24.99%
Templeton Global
 Income Securities*............     9/6/91       6.01%      3.92%     NA        5.08%     12.21%     NA       26.95%
Templeton International
 Equity........................    3/10/92      13.74%     13.84%     NA        9.53%     47.52%     NA       48.03%

Non-Standardized Total Return (cont.)
Total Return for the periods ended June 30, 1996:
Without Contingent Deferred Sales Charge or Contract Maintenance Charge

                                                             Total Return                  Cumulative Total Return
                                                --------------------------------------   ---------------------------
                                  Inception      One       Three     Five      Since      Three    Five      Since
Sub-Account                         Date         Year      Year      Year    Inception    Year     Year    Inception
--------------------------------------------------------------------------------------------------------------------
Templeton International
 Smaller Companies.............    6/10/96          NA         NA     NA        1.30%         NA     NA        1.30%
Templeton Pacific Growth ......    3/10/92      16.64%     11.71%     NA       10.19%     39.40%     NA       51.93%
U.S. Government
 Securities....................     9/6/91       3.22%      3.29%     NA        6.01%     10.19%     NA       32.50%
Utility Equity.................     9/6/91      20.00%      5.25%     NA        9.27%     16.59%     NA       53.29%
Zero Coupon - 2000.............     9/6/91       2.41%      2.93%     NA        8.00%      9.04%     NA       44.91%
Zero Coupon - 2005.............     9/6/91       1.71%      3.59%     NA        9.77%     11.15%     NA       56.74%
Zero Coupon - 2010.............     9/6/91       1.59%      5.40%     NA       11.05%     17.08%     NA       65.71%

As of June 30, 1996, the Mutual Discovery Securities  Sub-Account and the Mutual
 Shares Securities Sub-Account had not yet commenced operations.
*Prior to May 1, 1996, the Templeton Global Income Securities Sub-Account was known as the Global Income Sub-Account.

Non-Standardized Total Return
Total Return for the periods ended June 30, 1996:
With Contingent Deferred Sales Charge and Other Charges
                                                                                                      Cumulative
                                                                         Total Return                Total Return
                                                                -----------------------------    --------------------
                                                  Inception      One       Three      Since       Three       Since
Sub-Account                                         Date         Year      Year     Inception     Year      Inception
---------------------------------------------------------------------------------------------------------------------
Capital Growth.................................    6/10/96          NA         NA      -4.91%         NA      -4.91%
Growth and Income..............................     9/6/91      15.70%     11.42%      10.67%     38.31%      62.99%
High Income....................................     9/6/91       3.76%      6.71%      10.25%     21.50%      60.02%
Income Securities..............................     9/6/91       7.70%      6.33%      10.04%     20.23%      58.60%
Money Market...................................     9/6/91      -0.44%      2.22%       2.37%      6.81%      11.94%
Precious Metals................................     9/6/91       4.19%      4.80%       7.99%     15.10%      44.86%
Real Estate Securities.........................     9/6/91      14.83%      8.62%      12.62%     28.16%      77.31%
Rising Dividends...............................    3/10/92      16.27%      8.48%       6.70%     27.64%      32.25%
Small Cap......................................    6/10/96          NA         NA      -8.72%         NA      -8.72%
Templeton Developing Markets Equity............    4/25/94       9.62%         NA       3.52%         NA       7.85%
Templeton Global Asset Allocation..............     8/4/95          NA         NA       5.92%         NA       5.92%
Templeton Global Growth........................    4/25/94      10.61%         NA       9.73%         NA      22.47%
Templeton Global Income Securities*............     9/6/91       1.66%      3.13%       4.92%      9.69%      26.03%
Templeton International Equity.................    3/10/92       9.39%     13.18%       9.36%     44.98%      47.06%
Templeton International Smaller
 Companies.....................................    6/10/96          NA         NA      -3.05%         NA      -3.05%
Templeton Pacific Growth.......................    3/10/92      12.29%     11.03%      10.03%     36.87%      50.97%
U.S. Government Securities.....................     9/6/91      -1.13%      2.49%       5.86%      7.67%      31.58%
Utility Equity.................................     9/6/91      15.65%      4.47%       9.12%     14.03%      52.32%
Zero Coupon - 2000.............................     9/6/91      -1.94%      2.13%       7.86%      6.52%      44.00%
Zero Coupon - 2005.............................     9/6/91      -2.64%      2.80%       9.64%      8.62%      55.81%
Zero Coupon - 2010.............................     9/6/91      -2.76%      4.63%      10.92%     14.55%      64.77%

As of June 30, 1996, the Mutual Discovery Securities  Sub-Account and the Mutual
 Shares Securities Sub-Account had not yet commenced operations.
*Prior to May 1, 1996, the Templeton Global Income Securities Sub-Account was known as the Global Income Sub-Account.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

Annuity Provisions
--------------------------------------------------------------------------------

Variable Annuity Payout

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Sub-Account(s) of the Variable Account. At the Income Date, the Contract Value in each Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. Both sex distinct and unisex Annuity Tables are utilized by the Company, depending on the state and type of Contract. If, as of the Income Date, the then current Annuity Option rates applicable to this class of Contracts provide a larger income than that guaranteed for the same form of annuity under the Contract, the larger amount will be paid. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the Income Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period.

2. The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

3. The total dollar amount of each Variable  Annuity  variable payout is the sum
of  all  Sub-Account   Variable  Annuity  payments,   reduced  by  the  Contract
Maintenance Charge.


Annuity Unit Value

The value of an Annuity Unit for a Sub-Account is determined (see below) by subtracting (2) from (1), dividing the result by (3) and multiplying the result by .999866337248 (.999866337248 is the daily factor to neutralize the assumed net investment rate of 5% per annum which is built into the annuity rate table) where:

1.  is the net result of
    a. the assets of the Sub-Account attributable to the Annuity Units; plus or minus
    b. the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Sub-Account;

2. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge; and

3.  is the number of Annuity Units outstanding at the end of the Valuation
    Period.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.


Fixed Annuity Payout

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Variable Account. The Fixed Account value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and any joint annuitant where allowed.

Financial Statements
--------------------------------------------------------------------------------


The audited financial statements of the Company as of and for the year ended December 31, 1995, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Variable Account as of and for the year ended December 31, 1995 are also included herein. In addition, unaudited financial statements of the Variable Account as of and for the six-month period ended June 30, 1996 are included herein.




PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================

Financial Statements

Statements of Assets and Liabilities
June 30, 1996 (unaudited)
(In thousands except per unit data)

                                                                                                                       U.S.
                                                                    Money  Growth and Precious  High   Real Estate  Government
                                                                   Market    Income    Metals  Income  Securities   Securities
                                                                    Fund      Fund      Fund    Fund      Fund         Fund
                                                                   ------    -------   ------   -----    -------    ----------
Investments at net asset value:
 Franklin Valuemark Funds:
  Money Market Fund, 30,044 shares, cost $30,044................  $30,044          -        -       -          -             -
  Growth and Income Fund, 5,705 shares, cost $84,018............        -     92,543        -       -          -             -
  Precious Metals Fund, 594 shares, cost $8,785.................        -          -    8,874       -          -             -
  High Income Fund, 2,692 shares, cost $34,686..................        -          -        -  34,730          -             -
  Real Estate Securities Fund, 868 shares, cost $13,421.........        -          -        -       -     15,538             -
  U.S. Government Securities Fund, 6,017 shares, cost $80,712...        -          -        -       -          -        77,075
                                                                  -------    -------   ------  ------    -------     ---------
      Total assets..............................................   30,044     92,543    8,874  34,730     15,538        77,075
                                                                  -------    -------   ------  ------    -------     ---------
Liabilities:
 Accrued mortality and expense risk charges.....................        3          5        2       3          3             5
 Accrued administrative charges.................................        1          1        -       -          -             1
                                                                  -------    -------   ------  ------    -------     ---------
      Total liabilities.........................................        4          6        2       3          3             6
                                                                  -------    -------   ------  ------    -------     ---------
      Net assets................................................  $30,040     92,537    8,872  34,727     15,535        77,069
                                                                  =======    =======   ======  ======    =======     =========
Contract owners' equity (note 5)................................  $30,040     92,537    8,872  34,727     15,535        77,069
                                                                  =======    =======   ======  ======    =======     =========
 Accumulation units outstanding.................................    2,290      5,101      583   1,954        808         4,833
                                                                  =======    =======   ======  ======    =======     =========
 Accumulation unit value per unit...............................  $13.116     18.142   15.213  17.777     19.235        15.948
                                                                  =======    =======   ======  ======    =======     =========

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================

Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
June 30, 1996 (unaudited)
(In thousands except per unit data)

                                                                                                           Templeton   Investment
                                                               Utility     Zero       Zero       Zero    Global Income   Grade
                                                               Equity     Coupon     Coupon     Coupon    Securities  Intermediate
                                                                Fund     Fund-2000  Fund-2005  Fund-2010      Fund      Bond Fund
                                                              --------    -------    -------    -------    ---------    --------
Investments at net asset value:
 Franklin Valuemark Funds:
  Utility Equity Fund, 6,279 shares, cost $102,495.........   $111,324          -          -          -            -           -
  Zero Coupon Fund - 2000, 1,733 shares, cost $25,044......          -     25,170          -          -            -           -
  Zero Coupon Fund - 2005, 564 shares, cost $8,447.........          -          -      8,658          -            -           -
  Zero Coupon Fund - 2010, 487 shares, cost $7,248.........          -          -          -      7,285            -           -
  Templeton Global Income Securities Fund, 1,773 shares,
   cost $22,795..............................................        -          -          -          -       22,308           -
  Investment Grade Intermediate Bond Fund, 1,143 shares,
   cost $15,338..............................................        -          -          -          -            -      15,323
                                                              --------    -------    -------    -------     --------    --------
      Total assets.........................................    111,324     25,170      8,658      7,285       22,308      15,323
                                                              --------    -------    -------    -------     --------    --------
Liabilities:
 Accrued mortality and expense risk charges................          5          3          3          3            3           3
 Accrued administrative charges............................          1          -          -          -            1           1
                                                              --------    -------    -------    -------     --------    --------
      Total liabilities....................................          6          3          3          3            4           4
                                                              --------    -------    -------    -------     --------    --------
      Net assets...........................................   $111,318     25,167      8,655      7,282       22,304      15,319
                                                              ========    =======    =======    =======     ========    ========
Contract owners' equity (note 5)...........................   $111,318     25,167      8,655      7,282       22,304      15,319
                                                              ========    =======    =======    =======     ========    ========
 Accumulation units outstanding............................      5,487      1,415        446        366        1,429         990
                                                              ========    =======    =======    =======     ========    ========
 Accumulation unit value per unit..........................    $20.287     17.786     19.387     19.907       15.610      15.475
                                                              ========    =======    =======    =======     ========    ========

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================

Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
June 30, 1996 (unaudited)
(In thousands except per unit data)

                                                                       Adjustable   Templeton            Templeton    Templeton
                                                             Income       U.S.       Pacific   Rising  International  Developing
                                                           Securities  Government    Growth   Dividends   Equity    Markets Equity
                                                              Fund        Fund        Fund      Fund       Fund          Fund
                                                             ------    ----------    -------   ------    --------     ---------
Investments at net asset value:
 Franklin Valuemark Funds:
  Income Securities Fund, 5,851 shares, cost $88,330......   $94,145           -           -         -           -             -
  Adjustable U.S. Government Fund, 1,307 shares,
   cost $14,286...........................................         -      13,362           -         -           -             -
  Templeton Pacific Growth Fund, 1,909 shares,
   cost $26,507...........................................         -           -      28,438         -           -             -
  Rising Dividends Fund, 3,355 shares, cost $36,675.......         -           -           -    44,628           -             -
  Templeton International Equity Fund, 4,550 shares,
   cost $58,596...........................................         -           -           -         -      64,196             -
  Templeton Developing Markets Equity Fund, 959 shares,
   cost $9,908............................................         -           -           -         -           -        10,599
                                                             -------    --------     -------   -------    --------     ---------
      Total assets........................................    94,145      13,362      28,438    44,628      64,196        10,599
                                                             -------    --------     -------   -------    --------     ---------
Liabilities:
 Accrued mortality and expense risk charges...............         5           3           3         4           4             3
 Accrued administrative charges...........................         1           -           1         -           1             -
                                                             -------    --------     -------   -------    --------     ---------
      Total liabilities...................................         6           3           4         4           5             3
                                                             -------    --------     -------   -------    --------     ---------
      Net assets..........................................   $94,139      13,359      28,434    44,624      64,191        10,596
                                                             =======    ========     =======   =======    ========     =========
Contract owners' equity (note 5)..........................   $94,139      13,359      28,434    44,624      64,191        10,596
                                                             =======    ========     =======   =======    ========     =========
 Accumulation units outstanding...........................     4,605       1,095       1,873     3,352       4,340           960
                                                             =======    ========     =======   =======    ========     =========
 Accumulation unit value per unit.........................   $20.441      12.203      15.181    13.311      14.792        11.030
                                                             =======    ========     =======   =======    ========     =========

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================

Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
June 30, 1996 (unaudited)
(In thousands except per unit data)

                                                                                                              Templeton
                                                                      Templeton  Templeton                  International
                                                                       Global  Global Asset  Small   Capital   Smaller    Total
                                                                       Growth   Allocation    Cap    Growth   Companies    All
                                                                        Fund       Fund      Fund     Fund      Fund      Funds
                                                                       -------   ---------   -----    -----   ---------   ------
Investments at net asset value:
 Franklin Valuemark Funds:
  Templeton Global Growth Fund, 1,870 shares, cost $21,127..........   $23,580          -        -        -          -
  Templeton Global Asset Allocation Fund, 195 shares, cost $2,144...         -      2,213        -        -          -
  Small Cap Fund, 79 shares, cost $960..............................         -          -      960        -          -
  Capital Growth Fund, 12 shares, cost $123.........................         -          -        -      124          -
  Templeton International Smaller Companies Fund, 6 shares, cost $57         -          -        -        -         57
                                                                       -------   --------    -----    -----   --------
      Total assets..................................................    23,580      2,213      960      124         57   731,174
                                                                       -------   --------    -----    -----   --------   -------
Liabilities:
 Accrued mortality and expense risk charges.........................         3          2        1        -          -        69
 Accrued administrative charges.....................................         -          -        -        -          -         9
                                                                       -------   --------    -----    -----   --------   -------
      Total liabilities.............................................         3          2        1        -          -        78
                                                                       -------   --------    -----    -----   --------   -------
      Net assets....................................................   $23,577      2,211      959      124         57   731,096
                                                                       =======   ========    =====    =====   ========   =======
Contract owners' equity (note 5)....................................   $23,577      2,211      959      124         57   731,096
                                                                       =======   ========    =====    =====   ========   =======
 Accumulation units outstanding.....................................     1,889        194       80       12          5    44,107
                                                                       =======   ========   ======   ======   ========   =======
 Accumulation unit value per unit...................................   $12.479     11.382   11.971   10.157     10.307
                                                                       =======   ========   ======   ======   ========

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================

Financial Statements (cont.)

Statements of Operations
For the period ended June 30, 1996 (unaudited)
(In thousands)
                                                                                                                        U.S.
                                                                   Money   Growth and Precious  High   Real Estate   Government
                                                                  Market     Income    Metals  Income  Securities    Securities
                                                                   Fund       Fund      Fund    Fund      Fund          Fund
                                                                  -------    -------   ------   -----    -------     ----------
Investment income:
 Dividends reinvested in fund shares...........................    $ 778      2,058      114    2,915        627         5,488
                                                                 -------    -------   ------   ------    -------    ----------
Expenses:
 Mortality and expense risk charges............................      196        518       58      215         94           497
 Administrative charges........................................       24         62        7       26         11            60
                                                                 -------    -------   ------   ------    -------    ----------
      Total expenses...........................................      220        580       65      241        105           557
                                                                 -------    -------   ------   ------    -------    ----------
      Investment income (loss), net............................      558      1,478       49    2,674        522         4,931
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds..........        -      7,289      105      155          -             -
                                                                 -------    -------   ------   ------    -------    ----------
  Realized gains (losses) on sales of investments:
   Proceeds from sales.........................................   23,087      5,345    3,304    8,383      1,172         6,211
   Cost of investments sold....................................  (23,087)    (4,335)  (2,880)  (7,633)      (992)       (6,130)
                                                                 -------    -------   ------   ------    -------    ----------
      Total realized gains (losses) on sales of investments, net       -      1,010      424      750        180            81
                                                                 -------    -------   ------   ------    -------    ----------
      Realized gains (losses) on investments, net..............        -      8,299      529      905        180            81
  Net change in unrealized appreciation (depreciation) on
   investments.................................................        -     (5,831)    (113)  (2,461)       230        (6,787)
                                                                 -------    -------   ------   ------    -------    ----------
      Total realized gains (losses) and unrealized appreciation
       (depreciation) on investments, net......................        -      2,468      416   (1,556)       410        (6,706)
                                                                 -------    -------   ------   ------    -------    ----------
Net increase (decrease) in net assets from operations..........    $ 558      3,946      465    1,118        932        (1,775)
                                                                 =======    =======   ======   ======    =======    ==========

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================

Financial Statements (cont.)

Statements of Operations (cont.)
For the period ended June 30, 1996 (unaudited)
(In thousands)

                                                                                                          Templeton   Investment
                                                              Utility     Zero       Zero       Zero    Global Income    Grade
                                                              Equity     Coupon     Coupon     Coupon    Securities  Intermediate
                                                               Fund     Fund-2000  Fund-2005  Fund-2010     Fund       Bond Fund
                                                              ------    ---------   -------   --------    ---------    --------
Investment income:
 Dividends reinvested in fund shares........................ $ 5,502       1,407       465        397        1,696         819
                                                             -------      -------   -------    -------    ---------    --------
Expenses:
 Mortality and expense risk charges.........................     699         159        56         47          139          98
 Administrative charges.....................................      84          19         7          6           17          12
                                                             -------      -------   -------    -------    ---------    --------
      Total expenses........................................     783         178        63         53          156         110
                                                             -------      -------   -------    -------    ---------    --------
      Investment income (loss), net.........................   4,719       1,229       402        344        1,540         709
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds.......       -          14         -        108            -           -
                                                             -------      -------   -------    -------    ---------    --------
  Realized gains (losses) on sales of investments:
   Proceeds from sales......................................  10,558       1,577     1,016      1,290        2,066       1,237
   Cost of investments sold.................................  (9,686)     (1,481)     (932)    (1,175)      (1,997)     (1,185)
                                                             -------      -------   -------    -------    ---------    --------
      Total realized gains (losses) on sales
       of investments, net..................................     872          96        84        115           69          52
                                                             -------      -------   -------    -------    ---------    --------
      Realized gains (losses) on investments, net...........     872         110        84        223           69          52
  Net change in unrealized appreciation (depreciation) on
   investments..............................................  (1,682)     (2,069)   (1,184)    (1,522)      (1,488)       (753)
                                                             -------      -------   -------    -------    ---------    --------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net......    (810)     (1,959)   (1,100)    (1,299)      (1,419)       (701)
                                                             -------      -------   -------    -------    ---------    --------
Net increase (decrease) in net assets from operations....... $ 3,909        (730)     (698)      (955)         121           8
                                                             =======      =======   =======    =======    =========    ========

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================

Financial Statements (cont.)

Statements of Operations (cont.)
For the period ended June 30, 1996 (unaudited)
(In thousands)

                                                                       Adjustable   Templeton            Templeton    Templeton
                                                             Income       U.S.       Pacific   Rising  International  Developing
                                                           Securities  Government    Growth   Dividends   Equity    Markets Equity
                                                              Fund        Fund        Fund      Fund       Fund         Fund
                                                             ------    ----------    -------   ------    ---------    ---------
Investment income:
 Dividends reinvested in fund shares......................   $4,813       1,013        799       912       1,626           92
                                                             ------     --------    -------    -----     --------     --------
Expenses:
 Mortality and expense risk charges.......................      577          90        173       263         376           58
 Administrative charges...................................       69          11         21        32          45            7
                                                             ------     --------    -------    -----     --------     --------
      Total expenses......................................      646         101        194       295         421           65
                                                             ------     --------    -------    -----     --------     --------
      Investment income (loss), net.......................    4,167         912        605       617       1,205           27
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds.....      800           -        463         -       1,990          170
                                                             ------     --------    -------    -----     --------     --------
  Realized gains (losses) on sales of investments:
   Proceeds from sales....................................    4,588       3,288      6,231     2,004       4,640        1,061
   Cost of investments sold...............................   (4,151)     (3,338)    (5,586)   (1,656)     (4,168)        (987)
                                                             ------     --------    -------   ------     --------     --------
      Total realized gains (losses) on sales
       of investments, net................................      437         (50)       645       348         472           74
                                                             ------     --------    -------    -----     --------     --------
      Realized gains (losses) on investments, net.........    1,237         (50)     1,108       348       2,462          244
  Net change in unrealized appreciation (depreciation) on
   investments............................................   (2,391)       (569)     1,142     1,648       2,694          888
                                                             ------     --------    -------   ------     --------     --------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net....   (1,154)       (619)     2,250     1,996       5,156        1,132
                                                             ------     --------    -------   ------     --------     --------
Net increase (decrease) in net assets from operations.....   $3,013         293      2,855     2,613       6,361        1,159
                                                             ======     ========    =======   ======     ========     ========

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================

Financial Statements (cont.)

Statements of Operations (cont.)
For the period ended June 30, 1996 (unaudited)
(In thousands)

                                                                                                               Templeton
                                                                        Templeton  Templeton                  International
                                                                          Global  Global Asset Small  Capital   Smaller     Total
                                                                          Growth   Allocation   Cap   Growth   Companies     All
                                                                           Fund       Fund      Fund   Fund      Fund       Funds
                                                                         --------   --------    ----   -----   ---------    ------
Investment income:
 Dividends reinvested in fund shares..................................     $ 365        1         -       -         -       31,887
                                                                         -------   -------     -----    ----     ------     ------
Expenses:
 Mortality and expense risk charges...................................       124        7         -       -         -        4,444
 Administrative charges...............................................        15        1         -       -         -          536
                                                                         -------   -------     -----    ----     ------     ------
      Total expenses..................................................       139        8         -       -         -        4,980
                                                                         -------   -------     -----    ----     ------     ------
      Investment income (loss), net...................................       226       (7)        -       -         -       26,907
Realized gains (losses) and unrealized appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds.................       365        2         -       -         -       11,461
                                                                         -------   -------     -----    ----     ------     ------
  Realized gains (losses) on sales of investments:
   Proceeds from sales................................................       257       12       407       -         -       87,734
   Cost of investments sold...........................................      (228)     (12)     (422)      -         -      (82,061)
                                                                         -------   -------     -----    ----     ------     ------
      Total realized gains (losses) on sales of investments, net......        29        -       (15)      -         -        5,673
                                                                         -------   -------     -----    ----     ------     ------
      Realized gains (losses) on investments, net.....................       394        2       (15)      -         -       17,134
  Net change in unrealized appreciation (depreciation) on investments.     1,164       64         -       2         -      (19,018)
                                                                         -------   -------     -----    ----     ------     ------
      Total realized gains (losses) and unrealized appreciation
       (depreciation) on investments, net.............................     1,558       66       (15)      2         -       (1,884)
                                                                         -------   -------     -----    ----     ------     ------
Net increase (decrease) in net assets from operations.................    $1,784       59       (15)      2         -       25,023
                                                                         =======   =======     =====    ====     ======     ======

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================

Financial Statements (cont.)

Statements of Changes in Net Assets
For the period ended June 30, 1996 (unaudited) and the year ended December 31, 1995
(In thousands)

                                                                 Growth and       Precious                        Real Estate
                                             Money Market Fund   Income Fund     Metals Fund  High Income Fund  Securities Fund
                                               -------------    ------------     -----------    ------------     ------------
                                               1996     1995    1996    1995     1996   1995    1996    1995     1996    1995
                                              -----    -----    ----    ----     ----   ----   ------  ------   ------  ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net............   $ 558    1,272    1,478    (131)     49       1   2,674    1,556      522     258
  Realized gains (losses) on investments,
   net.....................................       -        -    8,299   2,371     529     194     905      184      180     186
  Net change in unrealized appreciation
   (depreciation) on investments...........       -        -   (5,831) 13,509    (113)   (159) (2,461)   3,050      230   1,571
                                            -------   ------   ------  ------   -----   -----  ------   ------   ------  ------
      Net increase (decrease) in net assets
       from operations.....................     558    1,272    3,946  15,749     465      36   1,118    4,790      932   2,015
                                            -------   ------   ------  ------   -----   -----  ------   ------   ------  ------
Contract transactions (note 5):
 Purchase payments.........................   7,274   10,218    9,543   9,814     743     519   3,344    5,160      705     855
 Transfers between funds...................  (3,049)  (4,384)   7,858   9,626     834  (1,029) (3,048)   4,955       94  (1,207)
 Surrenders and terminations...............  (3,249)  (9,094)  (3,857) (5,346)   (439) (1,297) (2,488)  (3,966)    (573) (1,337)
 Rescissions...............................     (67)    (157)    (178)   (240)     (9)    (10)      -     (140)       -      (3)
 Other transactions (note 2)...............       2      (14)     (15)     21       -       9      (7)      26       33     (14)
                                            -------   ------   ------  ------   -----   -----  ------   ------   ------  ------
      Net increase (decrease) in net assets
       resulting from contract transactions     911   (3,431)  13,351  13,875   1,129  (1,808) (2,199)   6,035      259  (1,706)
                                            -------   ------   ------  ------   -----   -----  ------   ------   ------  ------
Increase (decrease) in net assets..........   1,469   (2,159)  17,297  29,624   1,594  (1,772) (1,081)  10,825    1,191     309
                                            -------   ------   ------  ------   -----   -----  ------   ------   ------  ------
Net assets at beginning of period..........  28,571   30,730   75,240  45,616   7,278   9,050  35,808   24,983   14,344  14,035
                                            -------   ------   ------  ------   -----   -----  ------   ------   ------  ------
Net assets at end of period................ $30,040   28,571   92,537  75,240   8,872   7,278  34,727   35,808   15,535  14,344
                                            =======   ======   ======  ======   =====   =====  ======   ======   ======  ======

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================

Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1996 (unaudited) and the year ended December 31, 1995
(In thousands)

                                               U.S. Government   Utility Equity    Zero Coupon     Zero Coupon      Zero Coupon
                                               Securities Fund        Fund         Fund - 1995     Fund - 2000      Fund - 2005
                                                -------------    --------------    ------------    -------------    ------------
                                                1996     1995     1996     1995    1996    1995    1996     1995    1996    1995
                                               ------   ------   -----   ------    ----    ----    -----    ----    ----    ----
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net.............  $ 4,931    4,337    4,719    4,316     -     252     1,229      703     402    222
  Realized gains (losses) on investments, net      81      267      872       56     -    (190)      110      127      84     93
  Net change in unrealized appreciation
   (depreciation) on investments.............  (6,787)   8,141   (1,682)  22,858     -     189    (2,069)   2,954  (1,184) 1,761
                                              -------   ------  -------   ------   ---   -----    ------   ------   -----  -----
      Net increase (decrease) in net assets
       from operations.......................  (1,775)  12,745    3,909   27,230     -     251      (730)   3,784    (698) 2,076
                                              -------   ------  -------   ------   ---   -----    ------   ------   -----  -----
Contract transactions (note 5):
 Purchase payments..........................    3,605    6,927    3,674    5,661     -      98     1,459    4,576     883  1,474
 Transfers between funds....................   (2,919)     192   (5,132)      13     -  (4,137)     (332)   1,668    (443)   234
 Surrenders and terminations................   (4,725) (10,634)  (6,859) (12,439)    -  (1,151)   (1,076)  (1,821)   (579)  (674)
 Rescissions................................      (62)    (103)     (39)     (78)    -       -       (57)     (85)    (38)   (57)
 Other transactions (note 2)................       10       60       22      (59)    -      (3)       (6)     (10)     (1)    (5)
                                              -------   ------  -------   ------   ---   -----    ------   ------   -----  -----
      Net increase (decrease) in net assets
       resulting from contract transactions.   (4,091)  (3,558)  (8,334)  (6,902)    -  (5,193)      (12)   4,328    (178)   972
                                              -------   ------  -------   ------   ---   -----    ------   ------   -----  -----
Increase (decrease) in net assets...........   (5,866)   9,187   (4,425)  20,328     -  (4,942)     (742)   8,112    (876) 3,048
                                              -------   ------  -------   ------   ---   -----    ------   ------   -----  -----
Net assets at beginning of period...........   82,935   73,748  115,743   95,415     -   4,942    25,909   17,797   9,531  6,483
                                              -------   ------  -------   ------   ---   -----    ------   ------   -----  -----
Net assets at end of period.................  $77,069   82,935  111,318   15,743     -       -    25,167   25,909   8,655  9,531
                                              =======   ======  =======   ======   ===   =====    ======   ======   =====  =====

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================

Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1996 (unaudited) and the year ended December 31, 1995
(In thousands)

                                                                 Templeton    Investment Grade                   Adjustable U.S.
                                               Zero Coupon     Global Income    Intermediate        Income         Government
                                               Fund - 2010    Securities Fund     Bond Fund     Securities Fund       Fund
                                              ------------     ------------     ------------     ------------     ------------
                                              1996    1995     1996    1995     1996    1995     1996    1995     1996    1995
                                             ------   -----   ------  ------    -----   -----   ------  ------   ------  ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net............   $ 344     104   1,540      532     709      408   4,167    3,335      912     834
  Realized gains (losses) on investments,
   net.....................................     223     136      69       (1)     52      113   1,237      728      (50)     30
  Net change in unrealized appreciation
   (depreciation) on investments...........  (1,522)  1,835  (1,488)   2,221    (753)     742  (2,391)  10,992     (569)    408
                                             ------   -----  ------   ------  ------   ------  ------   ------   ------   -----
     Net increase (decrease) in net assets
      from operations......................    (955)  2,075     121    2,752       8    1,263   3,013   15,055      293   1,272
                                             ------   -----  ------   ------  ------   ------  ------   ------   ------   -----
Contract transactions (note 5):
 Purchase payments.........................     686   1,373     927    1,801     729    1,410   6,320    9,139    1,295   3,443
 Transfers between funds...................    (525)  1,450    (407)  (2,122)   (426)    (567)   (503)   3,107   (2,626) (6,777)
 Surrenders and terminations...............    (251)   (546) (1,225)  (2,408)   (831)  (1,685) (4,886)  (9,000)  (1,000) (1,984)
 Rescissions...............................       -     (37)     (1)     (56)    (14)    (109)   (193)    (300)     (53)   (109)
 Other transactions (note 2)...............      (2)      6      37       (3)     41       30      25      (26)      27       6
                                             ------   -----  ------   ------  ------   ------  ------   ------   ------   -----
     Net increase (decrease) in net assets
      resulting from contract transactions.     (92)  2,246    (669)  (2,788)   (501)    (921)    763    2,920   (2,357) (5,421)
                                             ------   -----  ------   ------    ----   ------  ------   ------   ------  ------
Increase (decrease) in net assets..........  (1,047)  4,321    (548)     (36)   (493)     342   3,776   17,975   (2,064) (4,149)
                                             ------   -----  ------   ------  ------   ------  ------   ------   ------  ------
Net assets at beginning of period..........   8,329   4,008  22,852   22,888  15,812   15,470  90,363   72,388   15,423  19,572
                                             ------   -----  ------   ------  ------   ------  ------   ------   ------  ------
Net assets at end of period................  $7,282   8,329  22,304   22,852  15,319   15,812  94,139   90,363   13,359  15,423
                                             ======   =====  ======   ======  ======   ======  ======   ======   ======  ======

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================

Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1996 (unaudited) and the year ended December 31, 1995
(In thousands)

                                                                                                   Templeton
                                                                                   Templeton      Developing        Templeton
                                            Templeton Pacific      Rising        International      Markets          Global
                                               Growth Fund     Dividends Fund     Equity Fund     Equity Fund      Growth Fund
                                              -------------     ------------     ------------     -----------     ------------
                                              1996     1995     1996    1995     1996    1995     1996    1995    1996    1995
                                             ------    -----   ------  ------    ----    ----     ----    ----    ----    ----
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net............   $ 605      122     617      234   1,205      137       27    (67)     226    (108)
  Realized gains (losses) on investments,
   net.....................................   1,108      178     348      172   2,462    1,571      244    (82)     394      40
  Net change in unrealized appreciation
   (depreciation) on investments...........   1,142    1,218   1,648    7,803   2,694    2,706      888    195    1,164   1,297
                                            -------   ------  ------   ------  ------   ------   ------  -----   ------  ------
      Net increase (decrease) in net assets
       from operations.....................   2,855    1,518   2,613    8,209   6,361    4,414    1,159     46    1,784   1,229
                                            -------   ------  ------   ------  ------   ------   ------  -----   ------  ------
Contract transactions (note 5):
 Purchase payments.........................   1,224    2,320   2,919    3,197   3,680    6,496    1,196  1,669    3,903   4,462
 Transfers between funds...................   1,177   (3,819)  1,076    2,459   3,037   (1,789)   1,259    275    2,350   1,693
 Surrenders and terminations...............  (1,489)  (2,341) (1,719)  (2,693) (2,927)  (4,550)    (250)  (335)    (489)   (719)
 Rescissions...............................     (20)     (28)    (60)     (85)     (7)    (162)     (20)     -      (44)    (13)
 Other transactions (note 2)...............      (7)       7      25       (2)     29        1       (3)    11       13       8
                                            -------   ------  ------   ------  ------   ------   ------  -----   ------  ------
      Net increase (decrease) in net assets
       resulting from contract transactions     885   (3,861)  2,241    2,876   3,812       (4)   2,182  1,620    5,733   5,431
                                            -------   ------  ------   ------  ------   ------   ------  -----   ------  ------
Increase (decrease) in net assets..........   3,740   (2,343)  4,854   11,085  10,173    4,410    3,341  1,666    7,517   6,660
                                            -------   ------  ------   ------  ------   ------   ------  -----   ------  ------
Net assets at beginning of period..........  24,694   27,037  39,770   28,685  54,018   49,608    7,255  5,589   16,060   9,400
                                            -------   ------  ------   ------  ------   ------   ------  -----   ------  ------
Net assets at end of period................ $28,434   24,694  44,624   39,770  64,191   54,018   10,596  7,255   23,577  16,060
                                            =======   ======  ======   ======  ======   ======   ======  =====   ======  ======

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
===========================================================================================================================

Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1996 (unaudited) and the year ended December 31, 1995
(In thousands)

                                                                                                     Templeton
                                                                  Templeton                        International
                                                                Global Asset              Capital     Smaller
                                                                 Allocation     Small     Growth     Companies
                                                                    Fund       Cap Fund     Fund        Fund      Total All Funds
                                                                 -----------   --------   --------    --------     -------------
                                                                 1996   1995  1996 1995  1996  1995  1996  1995    1996      1995
                                                                 -----   ---   ---  ---   ---   ---   ---   ---    -----     -----
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net...............................    $ (7)    6    -    -     -     -     -     -    26,907    18,323
  Realized gains (losses) on investments, net.................       2     -  (15)   -     -     -     -     -    17,134     6,173
  Net change in unrealized appreciation (depreciation) on
 investments..................................................      64     4    -    -     2     -     -     -   (19,018)   83,295
                                                                ------   ---  ---   ---  ---   ---   ---   ---   -------   -------
      Net increase (decrease) in net assets from operations...      59    10  (15)   -     2     -     -     -    25,023   107,791
                                                                ------   ---  ---   ---  ---   ---   ---   ---   -------   -------
Contract transactions (note 5):
 Purchase payments............................................   1,091   210  118    -    12     -     4     -    55,334    80,822
 Transfers between funds......................................     706   159  856    -   110     -    53     -         -         -
 Surrenders and terminations..................................      (8)    -    -    -     -     -     -     -   (38,920)  (74,020)
 Rescissions..................................................     (16)    -    -    -     -     -     -     -      (878)   (1,772)
 Other transactions (note 2)..................................       -     -    -    -     -     -     -     -       223        49
                                                                ------   ---  ---   ---  ---   ---   ---   ---   -------   -------
      Net increase (decrease) in net assets resulting from
       contract transactions..................................   1,773   369  974    -   122     -    57     -    15,759     5,079
                                                                ------   ---  ---   ---  ---   ---   ---   ---   -------   -------
Increase (decrease) in net assets.............................   1,832   379  959    -   124     -    57     -    40,782   112,870
                                                                ------   ---  ---   ---  ---   ---   ---   ---   -------   -------
Net assets at beginning of period.............................     379     -    -    -     -     -     -     -   690,314   577,444
                                                                ------   ---  ---   ---  ---   ---   ---   ---   -------   -------
Net assets at end of period...................................  $2,211   379  959    -   124     -    57     -   731,096   690,314
                                                                ======   ===  ===   ===  ===   ===   ===   ===   =======   =======

See accompanying notes to unaudited financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
================================================================================

Notes to Financial Statements
June 30, 1996 (unaudited)

1. Organization

Preferred Life Variable Account C (Variable Account) is a segregated investment account of Preferred Life Insurance Company of New York (Preferred Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Preferred Life on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Preferred Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Preferred Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Preferred Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc., in accordance with the selection made by the contract owner.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Preferred Life.

2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include gains on the sale of fund shares as determined by the average cost method. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

The Templeton Global Asset Allocation Fund was added as an available investment option on August 4, 1995. The Zero Coupon - 1995 Fund matured and was closed on December 15, 1995. The Small Cap Fund, Capital Growth Fund and Templeton International Smaller Companies Fund were added as available investment options on June 10, 1996.

On May 1, 1995, the Equity Growth Fund name was changed to Growth and Income Fund. The Global Income Fund name was changed to Templeton Global Income Securities Fund on May 1, 1996.

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 1.25% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of the Variable Account.

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the period ended June 30, 1996 (unaudited) and the year ended December 31, 1995 were $227,670 and $475,980, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
================================================================================

Notes to Financial Statements (cont.)
June 30, 1996 (unaudited)

2. Significant Accounting Policies (cont.)

Expenses (cont.)

Contract Based Expenses (cont.)

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and (b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:

                         Years Since Payment Charge
                         ------------------- ------
                                0-1            5%
                                1-2            5%
                                2-3            4%
                                3-4            3%
                                4-5           1.5%
                                5+             0%

and (c) adding the products of each multiplication in (b) above.

A contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a contingent deferred sales charge. For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered. Total contingent deferred sales charges paid by the contract owners for the period ended June 30, 1996 (unaudited) and the year ended December 31, 1995 were $496,376 and $1,304,496, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges for the period ended June 30, 1996 (unaudited) and the year ended December 31, 1995 were $6,936 and $9,505, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Preferred Life may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Preferred Life may have to deduct such amounts at a later date.

On certain contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to 9% of purchase payments less prior surrenders annually, paid quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year.

A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.

3. Investment Transactions

The sub-account purchases of fund shares, including reinvestment of dividend distributions, were as follows during the period ended June 30, 1996 (unaudited) (in thousands):

Money Market Fund.................................   $ 24,515
Growth and Income Fund............................     27,380
Precious Metals Fund..............................      4,578
High Income Fund..................................      8,973
Real Estate Securities Fund.......................      1,936
U.S. Government Securities Fund...................      6,959
Utility Equity Fund...............................      6,813
Zero Coupon Fund - 2000...........................      2,778
Zero Coupon Fund - 2005...........................      1,229
Zero Coupon Fund - 2010...........................      1,640
Templeton Global Income Securities Fund...........      2,913
Investment Grade Intermediate Bond Fund...........      1,427
Income Securities Fund............................     10,217
Adjustable U.S. Government Fund...................      1,825
Templeton Pacific Growth Fund.....................      8,157
Rising Dividends Fund.............................      4,819
Templeton International Equity Fund...............     11,588
Templeton Developing Markets Equity Fund..........      3,432
Templeton Global Growth Fund......................      6,563
Templeton Global Asset Allocation Fund............      1,781
Small Cap Fund....................................      1,382
Capital Growth Fund...............................        123
Templeton International Smaller Companies Fund....         57

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
================================================================================

Notes to Financial Statements (cont.)
June 30, 1996 (unaudited)

4. Federal Income Taxes

Operations of the Variable Account form a part of, and are taxed with, operations of Preferred Life, which is taxed as a life insurance company under the Internal Revenue Code.

Preferred Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Preferred Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

5. Contract Transactions - Unit Activity (In thousands)

Transactions in units for each fund for the period ended June 30, 1996 (unaudited) and the year ended December 31, 1995 were as follows:

                                                                                                          U.S.              Zero
                                                         Money  Growth and Precious  High  Real Estate Government  Utility Coupon
                                                        Market    Income    Metals  Income Securities  Securities  Equity  Fund -
                                                         Fund      Fund      Fund    Fund     Fund        Fund      Fund    1995
                                                         -----    -------   ------   -----   -------    --------    -----   -----
Accumulation units outstanding at December 31, 1994....  2,487      3,452     647    1,710      900       5,331     6,317     344
Contract transactions:
 Purchase payments.....................................    809        638      38      314       53         450       333       7
 Transfers between funds...............................   (344)       626     (75)     305      (76)         12         4    (273)
 Surrenders and terminations...........................   (721)      (355)    (94)    (247)     (82)       (701)     (730)    (78)
 Rescissions...........................................    (12)       (16)     (1)      (9)       -          (7)       (5)      -
 Other transactions....................................     (1)         1       1        2       (1)          4        (3)      -
                                                         -----    -------   ------     ----- -------    --------     -----  -----
      Net increase (decrease) in accumulation units
       resulting from contract transactions............   (269)       894    (131)     365     (106)       (242)     (401)   (344)
                                                         -----    -------   ------   -----   -------    --------     -----  -----
Accumulation units outstanding at December 31, 1995....  2,218      4,346     516    2,075      794       5,089     5,916       -
                                                         =====    =======   ======   =====   =======    ========    ======  =====
Contract transactions (unaudited):
 Purchase payments.....................................    559        541      45      190       38         225       189       -
 Transfers between funds...............................   (232)       443      50     (170)       5        (183)     (265)      -
 Surrenders and terminations...........................   (250)      (218)    (27)    (141)     (31)       (295)     (351)      -
 Rescissions...........................................     (5)       (10)     (1)       -        -          (4)       (2)      -
 Other transactions....................................      -         (1)      -        -        2           1         -       -
                                                         -----    -------   ------   -----   -------    --------     -----  -----
      Net increase (decrease) in accumulation units
       resulting from contract transactions............     72        755      67     (121)      14        (256)     (429)      -
                                                         -----    -------   ------   -----   -------    --------     -----  -----
Accumulation units outstanding at June 30, 1996
 (unaudited)...........................................  2,290      5,101     583    1,954      808       4,833     5,487       -
                                                         =====    =======   ======   =====   =======    ========    ======  =====

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
================================================================================

Notes to Financial Statements (cont.)
June 30, 1996 (unaudited)

5. Contract Transactions - Unit Activity (In thousands) (cont.)

                                                 Zero     Zero    Zero    Templeton   Investment             Adjustable   Templeton
                                                Coupon   Coupon  Coupon Global Income    Grade      Income      U.S.       Pacific
                                                Fund -   Fund -  Fund -  Securities  Intermediate Securities Government    Growth
                                                 2000     2005    2010      Fund       Bond Fund     Fund       Fund        Fund
                                                ------   ------  ------  ----------    --------     ------    --------     -------
Accumulation units outstanding at
 December 31, 1994.............................  1,158     403     252      1,667        1,085       4,416      1,767       2,112
Contract transactions:
 Purchase payments.............................    273      79      73        124           94         502        296         180
 Transfers between funds.......................     98      14      76       (148)         (38)        168       (591)       (298)
 Surrenders and terminations...................   (107)    (37)    (27)      (167)        (114)       (501)      (172)       (181)
 Rescissions...................................     (5)     (3)     (2)        (4)          (7)        (17)        (9)         (2)
 Other transactions............................     (1)      -       -          -            2          (1)         -           -
                                                 -----    -----   -----    -------       ------      ------    -------     -------
      Net increase (decrease) in accumulation
       units resulting from contract
       transactions............................    258      53     120       (195)         (63)        151       (476)       (301)
                                                 -----    -----   -----    -------       ------      ------    -------     -------
Accumulation units outstanding at
 December 31, 1995.............................  1,416     456     372      1,472        1,022       4,567      1,291       1,811
                                                 =====    =====   =====    =======       ======      ======    =======     =======
Contract transactions (unaudited):
 Purchase payments.............................     81      44      33         61           47         316        107          83
 Transfers between funds.......................    (19)    (23)    (26)       (26)         (28)        (25)      (218)         80
 Surrenders and terminations...................    (60)    (29)    (13)       (80)         (54)       (244)       (83)       (101)
 Rescissions...................................     (3)     (2)      -          -           (1)        (10)        (4)         (1)
 Other transactions............................      -       -       -          2            4           1          2           1
                                                 -----    -----   -----   --------      -------      ------    -------      ------
      Net increase (decrease) in accumulation
       units resulting from contract
       transactions............................     (1)    (10)     (6)       (43)         (32)         38       (196)         62
                                                 -----    -----   -----   --------      -------     ------    --------     -------
Accumulation units outstanding at
 June 30, 1996 (unaudited).....................  1,415     446     366      1,429          990       4,605      1,095       1,873
                                                 =====    =====   =====   ========     ========     ======    ========     =======


                                                                                                                Templeton
                                                 Templeton     Templeton   Templeton Templeton                International
                                       Rising  International   Developing   Global  Global Asset Small Capital   Smaller    Total
                                      Dividends   Equity     Markets Equity Growth   Allocation   Cap  Growth   Companies    All
                                        Fund       Fund          Fund        Fund       Fund      Fund  Fund      Fund      Funds
                                       ------    --------      ---------    -------   --------    ----  -----  ----------  -------
Accumulation units outstanding at
 December 31, 1994..................    2,936      4,079           591        922          -       -      -          -      42,576
Contract transactions:
 Purchase payments..................      284        509           176        410         21       -      -          -       5,663
 Transfers between funds............      215       (146)           24        152         15       -      -          -        (280)
 Surrenders and terminations........     (246)      (356)          (35)       (67)         -       -      -          -      (5,018)
 Rescissions........................       (7)       (13)            -         (1)         -       -      -          -        (120)
 Other transactions.................        -          -             1          1          -       -      -          -           5
                                       ------    --------     ---------    -------   --------    ----  -----   ---------   -------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions...      246         (6)          166        495         36       -      -          -         250
                                       ------    --------     ---------    -------   --------    ----  -----   ---------   -------
Accumulation units outstanding at
 December 31, 1995..................    3,182      4,073           757      1,417         36       -      -          -      42,826
                                       ======    ========     =========    =======   ========    ====  =====   =========   =======
Contract transactions (unaudited):
 Purchase payments..................      226        259           111        322         97      10      1          -       3,585
 Transfers between funds............       80        211           117        194         63      70     11          5         114
 Surrenders and terminations........     (133)      (205)          (23)       (41)        (1)      -      -          -      (2,380)
 Rescissions........................       (5)         -            (2)        (4)        (1)      -      -          -         (55)
 Other transactions.................        2          2             -          1          -       -      -          -          17
                                       ------    --------     ---------    -------   --------    ----  -----   ---------   -------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions...      170        267           203        472        158      80     12          5       1,281
                                       ------    --------     ---------    -------   --------    ----  -----   ---------   -------
Accumulation units outstanding at
 June 30, 1996 (unaudited)..........    3,352      4,340           960      1,889        194      80     12          5      44,107
                                       ======    ========     =========    =======   ========    ====  =====   =========  ========





                      PREFERRED LIFE VARIABLE ACCOUNT C

                                      of

                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK


                             Financial Statements


                              December 31, 1995

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

INDEPENDENT AUDITORS' REPORT

The Board of Directors of Preferred Life Insurance Company of New York and Contract Owners of Preferred Life Variable Account C:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Preferred Life Variable Account C as of December 31, 1995, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended.
These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Preferred Life Variable Account C at December 31, 1995, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.


                                             KPMG Peat Marwick LLP


Minneapolis, Minnesota
January 22, 1996


                                         PREFERRED LIFE VARIABLE ACCOUNT C
                                                         of
                                    PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                        Statements of Assets and Liabilities

                                                 December 31, 1995

                                                             Growth                              Real        U.S.
                                                 Money        and      Precious      High       Estate    Government
                                                Market       Income     Metals      Income    Securities  Securities
                                                 Fund         Fund       Fund        Fund        Fund        Fund
                                              -----------  ----------  ---------  ----------  ----------  ----------
Investments at net asset value:

 Franklin Valuemark Funds:
  Money Market Fund, 28,616,253
   shares, cost $28,616,253                   $28,616,253           -          -           -           -           -
  Growth and Income Fund, 4,394,911
   shares, cost $60,973,198                             -  75,328,781          -           -           -           -
  Precious Metals Fund, 517,704
   shares, cost $7,087,492                              -           -  7,289,270           -           -           -
  High Income Fund, 2,624,571
   shares, cost $33,346,493                             -           -          -  35,851,643           -           -
  Real Estate Securities Fund,
   825,468 shares, cost $12,476,703                     -           -          -           -  14,363,143           -
  U.S. Government Securities Fund,
   5,930,900 shares, cost $79,882,566                   -           -          -           -           -  83,032,596
                                              -----------  ----------  ---------  ----------  ----------  ----------

     Total assets                              28,616,253  75,328,781  7,289,270  35,851,643  14,363,143  83,032,596
                                              -----------  ----------  ---------  ----------  ----------  ----------

Liabilities:

 Accrued mortality and expense risk charges        40,678      78,913      9,742      38,776      17,536      87,383
 Accrued administrative charges                     4,881       9,469      1,169       4,653       2,104      10,486
                                              -----------  ----------  ---------  ----------  ----------  ----------

     Total liabilities                             45,559      88,382     10,911      43,429      19,640      97,869
                                              -----------  ----------  ---------  ----------  ----------  ----------

     Net assets                               $28,570,694  75,240,399  7,278,359  35,808,214  14,343,503  82,934,727
                                              ===========  ==========  =========  ==========  ==========  ==========

Contract owners' equity (note 5)              $28,570,694  75,240,399  7,278,359  35,808,214  14,343,503  82,934,727
                                              ===========  ==========  =========  ==========  ==========  ==========


See accompanying notes to financial statements.


                                   PREFERRED LIFE VARIABLE ACCOUNT C
                                                   of
                              PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                            Statements of Assets and Liabilities (Continued)

                                           December 31, 1995

                                                               Zero       Zero       Zero
                                                Utility       Coupon     Coupon     Coupon      Global
                                                 Equity       Fund -     Fund -     Fund -      Income
                                                  Fund         2000       2005       2010        Fund
                                              ------------  ----------  ---------  ---------  ----------
Investments at net asset value:

 Franklin Valuemark Funds:
  Utility Equity Fund, 6,473,700
   shares, cost $105,368,128                  $115,879,236           -          -          -           -
  Zero Coupon Fund - 2000, 1,649,204
   shares, cost $23,746,948                              -  25,941,979          -          -           -
  Zero Coupon Fund - 2005, 549,178
   shares, cost $8,149,304                               -           -  9,544,710          -           -
  Zero Coupon Fund - 2010, 462,374
   shares, cost $6,782,664                               -           -          -  8,341,232           -
  Global Income Fund, 1,699,803
   shares, cost $21,878,611                              -           -          -          -  22,879,348
                                              ------------  ----------  ---------  ---------  ----------

     Total assets                              115,879,236  25,941,979  9,544,710  8,341,232  22,879,348
                                              ------------  ----------  ---------  ---------  ----------

Liabilities:

 Accrued mortality and expense risk charges        121,746      28,423     12,398     11,226      25,406
 Accrued administrative charges                     14,610       3,411      1,488      1,347       3,049
                                              ------------  ----------  ---------  ---------  ----------

     Total liabilities                             136,356      31,834     13,886     12,573      28,455
                                              ------------  ----------  ---------  ---------  ----------

     Net assets                               $115,742,880  25,910,145  9,530,824  8,328,659  22,850,893
                                              ============  ==========  =========  =========  ==========

Contract owners' equity (note 5)              $115,742,880  25,910,145  9,530,824  8,328,659  22,850,893
                                              ============  ==========  =========  =========  ==========


See accompanying notes to financial statements.


                                            PREFERRED LIFE VARIABLE ACCOUNT C
                                                            of
                                       PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                     Statements of Assets and Liabilities (Continued)

                                                    December 31, 1995

                                               Investment                Adjustable  Templeton                 Templeton
                                                  Grade        Income       U.S.      Pacific      Rising    International
                                              Intermediate   Securities  Government    Growth    Dividends      Equity
                                                Bond Fund       Fund        Fund        Fund        Fund         Fund
                                              -------------  ----------  ----------  ----------  ----------  -------------
Investments at net asset value:

 Franklin Valuemark Funds:
  Investment Grade Intermediate Bond Fund,
   1,126,912 shares, cost $15,095,668         $  15,833,118           -           -           -           -              -
  Income Securities Fund, 5,493,020
   shares, cost $82,263,813                               -  90,470,044           -           -           -              -
  Adjustable U.S. Government Fund,
   1,435,234 shares, cost $15,798,935                     -           -  15,443,114           -           -              -
  Templeton Pacific Growth Fund,
   1,777,444 shares, cost $23,935,347                     -           -           -  24,724,244           -              -
  Rising Dividends Fund, 3,145,163
   shares, cost $33,512,716                               -           -           -           -  39,817,759              -
  Templeton International Equity Fund,
   4,060,207 shares, cost $51,176,118                     -           -           -           -           -     54,081,956
                                              -------------  ----------  ----------  ----------  ----------  -------------

     Total assets                                15,833,118  90,470,044  15,443,114  24,724,244  39,817,759     54,081,956
                                              -------------  ----------  ----------  ----------  ----------  -------------

Liabilities:

 Accrued mortality and expense risk charges          18,756      94,418      17,872      27,795      42,921         57,325
 Accrued administrative charges                       2,251      11,330       2,145       3,335       5,150          6,879
                                              -------------  ----------  ----------  ----------  ----------  -------------

     Total liabilities                               21,007     105,748      20,017      31,130      48,071         64,204
                                              -------------  ----------  ----------  ----------  ----------  -------------

     Net assets                               $  15,812,111  90,364,296  15,423,097  24,693,114  39,769,688     54,017,752
                                              =============  ==========  ==========  ==========  ==========  =============

Contract owners' equity (note 5)              $  15,812,111  90,364,296  15,423,097  24,693,114  39,769,688     54,017,752
                                              =============  ==========  ==========  ==========  ==========  =============


See accompanying notes to financial statements.


                              PREFERRED LIFE VARIABLE ACCOUNT C
                                              of
                         PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                       Statements of Assets and Liabilities (Continued)

                                      December 31, 1995

                                               Templeton               Templeton
                                              Developing   Templeton     Global
                                                Markets      Global      Asset        Total
                                                Equity       Growth    Allocation      All
                                                 Fund         Fund        Fund        Funds
                                              -----------  ----------  ----------  -----------
Investments at net asset value:

 Franklin Valuemark Funds:
  Templeton Developing Markets Equity Fund,
   742,850 shares, cost $7,462,623            $ 7,265,075           -           -
  Templeton Global Growth Fund,
   1,368,630 shares, cost $14,792,088                   -  16,081,401           -
  Templeton Global Asset Allocation Fund,
   36,125 shares, cost $375,595                         -           -     380,039
                                              -----------  ----------  ----------

     Total assets                               7,265,075  16,081,401     380,039  691,164,941
                                              -----------  ----------  ----------  -----------

Liabilities:

 Accrued mortality and expense risk charges         9,851      17,922         692      759,779
 Accrued administrative charges                     1,182       2,151          83       91,173
                                              -----------  ----------  ----------  -----------

     Total liabilities                             11,033      20,073         775      850,952
                                              -----------  ----------  ----------  -----------

     Net assets                               $ 7,254,042  16,061,328     379,264  690,313,989
                                              ===========  ==========  ==========  ===========

Contract owners' equity (note 5)              $ 7,254,042  16,061,328     379,264  690,313,989
                                              ===========  ==========  ==========  ===========


See accompanying notes to financial statements.


                                            PREFERRED LIFE VARIABLE ACCOUNT C
                                                            of
                                       PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                                 Statements of Operations

                                           For the year ended December 31, 1995

                                                             Growth                                  Real         U.S.
                                                Money          and       Precious       High        Estate     Government
                                               Market        Income       Metals       Income     Securities   Securities
                                                Fund          Fund         Fund         Fund         Fund         Fund
                                            -------------  -----------  -----------  -----------  -----------  -----------
Investment income:
  Dividends reinvested in fund shares       $  1,702,719      686,196      114,561    1,981,032      449,629    5,443,054
                                            -------------  -----------  -----------  -----------  -----------  -----------

Expenses:
  Mortality and expense risk charges             384,368      729,516      101,362      379,560      171,462      987,589
  Administrative charges                          46,124       87,542       12,163       45,547       20,575      118,511
                                            -------------  -----------  -----------  -----------  -----------  -----------

     Total expenses                              430,492      817,058      113,525      425,107      192,037    1,106,100
                                            -------------  -----------  -----------  -----------  -----------  -----------

     Investment income (loss), net             1,272,227     (130,862)       1,036    1,555,925      257,592    4,336,954

Realized gains (losses) and
 unrealized appreciation
 (depreciation) on investments:
  Realized capital gain
   distributions on mutual funds                       -    1,493,701       84,810            -            -            -
                                            -------------  -----------  -----------  -----------  -----------  -----------
  Realized gains (losses)
   on sales of investments:
   Proceeds from sales                        34,706,801    6,248,121    3,571,693    3,114,040    3,371,551    9,941,087
   Cost of investments sold                  (34,706,801)  (5,370,730)  (3,462,116)  (2,930,236)  (3,185,183)  (9,673,610)
                                            -------------  -----------  -----------  -----------  -----------  -----------
     Total realized gains (losses) on
      sales of investments, net                        -      877,391      109,577      183,804      186,368      267,477
                                            -------------  -----------  -----------  -----------  -----------  -----------

     Realized gains (losses)
      on investments, net                              -    2,371,092      194,387      183,804      186,368      267,477

  Net change in unrealized appreciation
   (depreciation) on investments                       -   13,508,956     (159,374)   3,050,410    1,571,058    8,140,679
                                            -------------  -----------  -----------  -----------  -----------  -----------

     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net               -   15,880,048       35,013    3,234,214    1,757,426    8,408,156
                                            -------------  -----------  -----------  -----------  -----------  -----------

Net increase (decrease) in
 net assets from operations                 $  1,272,227   15,749,186       36,049    4,790,139    2,015,018   12,745,110
                                            =============  ===========  ===========  ===========  ===========  ===========


See accompanying notes to financial statements.


                                            PREFERRED LIFE VARIABLE ACCOUNT C
                                                            of
                                       PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                           Statements of Operations (Continued)

                                           For the year ended December 31, 1995

                                                              Zero         Zero         Zero         Zero
                                               Utility       Coupon       Coupon       Coupon       Coupon       Global
                                               Equity        Fund -       Fund -       Fund -       Fund -       Income
                                                Fund          1995         2000         2005         2010         Fund
                                            -------------  -----------  -----------  -----------  -----------  -----------
Investment income:
  Dividends reinvested in fund shares       $  5,790,676      305,200    1,020,445      335,762      190,626      848,947
                                            -------------  -----------  -----------  -----------  -----------  -----------

Expenses:
  Mortality and expense risk charges           1,316,445       47,905      283,564      101,234       77,260      282,767
  Administrative charges                         157,973        5,749       34,028       12,148        9,271       33,932
                                            -------------  -----------  -----------  -----------  -----------  -----------

     Total expenses                            1,474,418       53,654      317,592      113,382       86,531      316,699
                                            -------------  -----------  -----------  -----------  -----------  -----------

     Investment income (loss), net             4,316,258      251,546      702,853      222,380      104,095      532,248

Realized gains (losses) and
 unrealized appreciation
 (depreciation) on investments:
  Realized capital gain
   distributions on mutual funds                       -        1,505            -            -            -            -
                                            -------------  -----------  -----------  -----------  -----------  -----------
  Realized gains (losses)
   on sales of investments:
   Proceeds from sales                        13,252,568    5,370,197    1,966,586    1,126,263    1,248,944    4,501,239
   Cost of investments sold                  (13,196,612)  (5,562,152)  (1,839,860)  (1,032,980)  (1,112,897)  (4,502,654)
                                            -------------  -----------  -----------  -----------  -----------  -----------
     Total realized gains (losses) on
      sales of investments, net                   55,956     (191,955)     126,726       93,283      136,047       (1,415)
                                            -------------  -----------  -----------  -----------  -----------  -----------

     Realized gains (losses)
      on investments, net                         55,956     (190,450)     126,726       93,283      136,047       (1,415)

  Net change in unrealized appreciation
   (depreciation) on investments              22,857,816      189,438    2,953,835    1,761,299    1,835,020    2,220,962
                                            -------------  -----------  -----------  -----------  -----------  -----------

     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net      22,913,772       (1,012)   3,080,561    1,854,582    1,971,067    2,219,547
                                            -------------  -----------  -----------  -----------  -----------  -----------

Net increase (decrease) in
  net assets from operations                $ 27,230,030      250,534    3,783,414    2,076,962    2,075,162    2,751,795
                                            =============  ===========  ===========  ===========  ===========  ===========


See accompanying notes to financial statements.


                                               PREFERRED LIFE VARIABLE ACCOUNT C
                                                              of
                                         PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                             Statements of Operations (Continued)

                                             For the year ended December 31, 1995

                                              Investment                 Adjustable    Templeton                   Templeton
                                                Grade         Income        U.S.        Pacific       Rising     International
                                             Intermediate   Securities   Government      Growth      Dividends       Equity
                                              Bond Fund        Fund         Fund          Fund         Fund           Fund
                                            --------------  -----------  -----------  ------------  -----------  --------------
Investment income:
  Dividends reinvested in fund shares       $     625,846    4,463,912    1,064,752       475,320      705,270         868,500
                                            --------------  -----------  -----------  ------------  -----------  --------------

Expenses:
  Mortality and expense risk charges              194,807    1,007,879      205,641       315,150      420,881         652,856
  Administrative charges                           23,377      120,945       24,677        37,818       50,506          78,343
                                            --------------  -----------  -----------  ------------  -----------  --------------

     Total expenses                               218,184    1,128,824      230,318       352,968      471,387         731,199
                                            --------------  -----------  -----------  ------------  -----------  --------------

     Investment income (loss), net                407,662    3,335,088      834,434       122,352      233,883         137,301

Realized gains (losses) and
 unrealized appreciation
 (depreciation) on investments:
  Realized capital gain
   distributions on mutual funds                        -      359,303            -       197,651            -       1,076,084
                                            --------------  -----------  -----------  ------------  -----------  --------------
  Realized gains (losses)
   on sales of investments:
   Proceeds from sales                          2,396,819    7,645,636    8,638,265    10,736,934    3,225,174      11,357,476
   Cost of investments sold                    (2,283,330)  (7,277,276)  (8,608,092)  (10,757,017)  (3,053,289)    (10,862,358)
                                            --------------  -----------  -----------  ------------  -----------  --------------
     Total realized gains (losses) on
      sales of investments, net                   113,489      368,360       30,173       (20,083)     171,885         495,118
                                            --------------  -----------  -----------  ------------  -----------  --------------

     Realized gains (losses)
      on investments, net                         113,489      727,663       30,173       177,568      171,885       1,571,202

  Net change in unrealized appreciation
   (depreciation) on investments                  741,960   10,991,916      408,278     1,218,429    7,802,711       2,705,597
                                            --------------  -----------  -----------  ------------  -----------  --------------

     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net          855,449   11,719,579      438,451     1,395,997    7,974,596       4,276,799
                                            --------------  -----------  -----------  ------------  -----------  --------------

Net increase (decrease) in
 net assets from operations                 $   1,263,111   15,054,667    1,272,885     1,518,349    8,208,479       4,414,100
                                            ==============  ===========  ===========  ============  ===========  ==============


See accompanying notes to financial statements.


                                     PREFERRED LIFE VARIABLE ACCOUNT C
                                                     of
                                PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                    Statements of Operations (Continued)

                                    For the year ended December 31, 1995

                                                        Templeton                  Templeton
                                                        Developing    Templeton     Global
                                                         Markets       Global        Asset         Total
                                                          Equity       Growth     Allocation        All
                                                           Fund         Fund         Fund          Funds
                                                       ------------  -----------  -----------  -------------
Investment income:
  Dividends reinvested in fund shares                  $    24,621       62,358        6,393     27,165,819
                                                       ------------  -----------  -----------  -------------

Expenses:
  Mortality and expense risk charges                        82,308      152,297          691      7,895,542
  Administrative charges                                     9,877       18,276           83        947,465
                                                       ------------  -----------  -----------  -------------

     Total expenses                                         92,185      170,573          774      8,843,007
                                                       ------------  -----------  -----------  -------------

     Investment income (loss), net                         (67,564)    (108,215)       5,619     18,322,812

Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds        5,785            -            -      3,218,839
                                                       ------------  -----------  -----------  -------------
  Realized gains (losses) on sales of investments:
   Proceeds from sales                                   1,468,510    1,168,762            5    135,056,671
   Cost of investments sold                             (1,555,799)  (1,129,187)          (5)  (132,102,184)
                                                       ------------  -----------  -----------  -------------
     Total realized gains (losses) on
      sales of investments, net                            (87,289)      39,575            -      2,954,487
                                                       ------------  -----------  -----------  -------------

     Realized gains (losses) on investments, net           (81,504)      39,575            -      6,173,326

  Net change in unrealized appreciation
   (depreciation) on investments                           194,657    1,297,011        4,444     83,295,102
                                                       ------------  -----------  -----------  -------------

     Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net      113,153    1,336,586        4,444     89,468,428
                                                       ------------  -----------  -----------  -------------

Net increase (decrease) in net assets from operations  $    45,589    1,228,371       10,063    107,791,240
                                                       ============  ===========  ===========  =============


See accompanying notes to financial statements.


                                              PREFERRED LIFE VARIABLE ACCOUNT C
                                                             of
                                        PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                             Statements of Changes in Net Assets

                                       For the years ended December 31, 1995 and 1994

                                                                             Growth       Growth
                                                   Money        Money         and          and       Precious     Precious
                                                   Market       Market       Income       Income       Metals       Metals
                                                    Fund         Fund         Fund         Fund         Fund         Fund
                                                ------------  -----------  -----------  -----------  -----------  -----------
                                                    1995         1994         1995         1994         1995         1994
                                                ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $ 1,272,227      564,232     (130,862)    (284,817)       1,036      (64,893)
  Realized gains (losses) on investments, net             -            -    2,371,092      850,469      194,387      166,832
  Net change in unrealized appreciation
   (depreciation) on investments                          -            -   13,508,956   (2,200,082)    (159,374)    (466,699)
                                                ------------  -----------  -----------  -----------  -----------  -----------

     Net increase (decrease) in net assets
      from operations                             1,272,227      564,232   15,749,186   (1,634,430)      36,049     (364,760)
                                                ------------  -----------  -----------  -----------  -----------  -----------
 Contract transactions (note 5):
  Purchase payments                              10,218,144   20,235,166    9,813,889   12,533,220      519,389    3,576,266
  Transfers between funds                        (4,383,738)   9,008,938    9,626,678    4,254,917   (1,028,654)   1,278,991
  Surrenders and terminations                    (9,093,964)  (6,138,474)  (5,346,187)  (2,158,598)  (1,296,763)  (1,073,457)
  Rescissions                                      (157,205)    (611,504)    (240,118)    (226,365)     (10,660)     (22,490)
  Other transactions (note 2)                       (14,462)     105,617       20,814       (9,269)       8,924         (317)
                                                ------------  -----------  -----------  -----------  -----------  -----------

     Net increase (decrease) in net assets
      resulting from contract transactions       (3,431,225)  22,599,743   13,875,076   14,393,905   (1,807,764)   3,758,993
                                                ------------  -----------  -----------  -----------  -----------  -----------

Increase (decrease) in net assets                (2,158,998)  23,163,975   29,624,262   12,759,475   (1,771,715)   3,394,233
                                                ------------  -----------  -----------  -----------  -----------  -----------

Net assets at beginning of year                  30,729,692    7,565,717   45,616,137   32,856,662    9,050,074    5,655,841
                                                ------------  -----------  -----------  -----------  -----------  -----------

Net assets at end of year                       $28,570,694   30,729,692   75,240,399   45,616,137    7,278,359    9,050,074
                                                ============  ===========  ===========  ===========  ===========  ===========


See accompanying notes to financial statements.


                                               PREFERRED LIFE VARIABLE ACCOUNT C
                                                              of
                                         PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                        Statements of Changes in Net Assets (Continued)

                                        For the years ended December 31, 1995 and 1994

                                                                              Real         Real          U.S.          U.S.
                                                    High         High        Estate       Estate      Government    Government
                                                   Income       Income     Securities   Securities    Securities    Securities
                                                    Fund         Fund         Fund         Fund          Fund          Fund
                                                ------------  -----------  -----------  -----------  ------------  ------------
                                                    1995         1994         1995         1994          1995          1994
                                                ------------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $ 1,555,925      704,962      257,592      (27,841)    4,336,954     3,017,608
  Realized gains (losses) on investments, net       183,804      153,346      186,368       12,292       267,477      (473,434)
  Net change in unrealized appreciation
   (depreciation) on investments                  3,050,410   (1,605,134)   1,571,058       (9,769)    8,140,679    (7,889,476)
                                                ------------  -----------  -----------  -----------  ------------  ------------

     Net increase (decrease) in net assets
      from operations                             4,790,139     (746,826)   2,015,018      (25,318)   12,745,110    (5,345,302)
                                                ------------  -----------  -----------  -----------  ------------  ------------
 Contract transactions (note 5):
  Purchase payments                               5,159,574    8,837,799      855,153    4,925,336     6,926,791    15,371,426
  Transfers between funds                         4,954,937    1,621,416   (1,207,296)   3,344,209       191,742   (16,943,563)
  Surrenders and terminations                    (3,965,674)  (1,841,609)  (1,337,000)    (912,278)  (10,633,602)   (8,269,859)
  Rescissions                                      (140,311)    (104,329)      (3,433)     (23,872)     (102,845)     (826,373)
  Other transactions (note 2)                        26,007       10,298      (13,953)      15,171        60,100       (12,573)
                                                ------------  -----------  -----------  -----------  ------------  ------------

     Net increase (decrease) in net assets
      resulting from contract transactions        6,034,533    8,523,575   (1,706,529)   7,348,566    (3,557,814)  (10,680,942)
                                                ------------  -----------  -----------  -----------  ------------  ------------

Increase (decrease) in net assets                10,824,672    7,776,749      308,489    7,323,248     9,187,296   (16,026,244)
                                                ------------  -----------  -----------  -----------  ------------  ------------

Net assets at beginning of year                  24,983,542   17,206,793   14,035,014    6,711,766    73,747,431    89,773,675
                                                ------------  -----------  -----------  -----------  ------------  ------------

Net assets at end of year                       $35,808,214   24,983,542   14,343,503   14,035,014    82,934,727    73,747,431
                                                ============  ===========  ===========  ===========  ============  ============


See accompanying notes to financial statements.


                                              PREFERRED LIFE VARIABLE ACCOUNT C
                                                              of
                                         PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                       Statements of Changes in Net Assets (Continued)

                                        For the years ended December 31, 1995 and 1994

                                                                                Zero         Zero        Zero         Zero
                                                  Utility        Utility       Coupon       Coupon      Coupon       Coupon
                                                   Equity         Equity       Fund -       Fund -      Fund -       Fund -
                                                    Fund           Fund         1995         1995        2000         2000
                                                -------------  ------------  -----------  ----------  -----------  -----------
                                                    1995           1994         1995         1994        1995         1994
                                                -------------  ------------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $  4,316,258     2,838,666      251,546     206,133      702,853      524,224
  Realized gains (losses) on investments, net         55,956    (1,415,406)    (190,450)     (8,594)     126,726       91,297
  Net change in unrealized appreciation
   (depreciation) on investments                  22,857,816   (17,590,119)     189,438    (222,658)   2,953,835   (1,812,252)
                                                -------------  ------------  -----------  ----------  -----------  -----------

     Net increase (decrease) in net assets
      from operations                             27,230,030   (16,166,859)     250,534     (25,119)   3,783,414   (1,196,731)
                                                -------------  ------------  -----------  ----------  -----------  -----------
 Contract transactions (note 5):
  Purchase payments                                5,661,401    16,521,939       98,208   1,016,548    4,576,315    6,524,472
  Transfers between funds                             12,705   (26,596,445)  (4,136,645)    612,501    1,668,576    1,062,503
  Surrenders and terminations                    (12,439,249)   (7,474,582)  (1,151,452)   (515,158)  (1,821,211)  (1,747,638)
  Rescissions                                        (77,953)     (383,473)           -     (51,312)     (83,503)    (150,398)
  Other transactions (note 2)                        (58,695)      (13,092)      (2,549)     (1,699)     (10,464)       7,579
                                                -------------  ------------  -----------  ----------  -----------  -----------

     Net increase (decrease) in net assets
      resulting from contract transactions        (6,901,791)  (17,945,653)  (5,192,438)  1,060,880    4,329,713    5,696,518
                                                -------------  ------------  -----------  ----------  -----------  -----------

Increase (decrease) in net assets                 20,328,239   (34,112,512)  (4,941,904)  1,035,761    8,113,127    4,499,787
                                                -------------  ------------  -----------  ----------  -----------  -----------

Net assets at beginning of year                   95,414,641   129,527,153    4,941,904   3,906,143   17,797,018   13,297,231
                                                -------------  ------------  -----------  ----------  -----------  -----------

Net assets at end of year                       $115,742,880    95,414,641            -   4,941,904   25,910,145   17,797,018
                                                =============  ============  ===========  ==========  ===========  ===========


See accompanying notes to financial statements.


                                            PREFERRED LIFE VARIABLE ACCOUNT C
                                                           of
                                      PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                     Statements of Changes in Net Assets (Continued)

                                     For the years ended December 31, 1995 and 1994

                                                   Zero         Zero        Zero        Zero
                                                  Coupon       Coupon      Coupon      Coupon      Global       Global
                                                  Fund -       Fund -      Fund -      Fund -      Income       Income
                                                   2005         2005        2010        2010        Fund         Fund
                                                -----------  ----------  ----------  ----------  -----------  -----------
                                                   1995         1994        1995        1994        1995         1994
                                                -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $  222,380     151,642     104,095      94,989      532,248      276,443
  Realized gains (losses) on investments, net       93,283      86,433     136,047      18,712       (1,415)     155,497
  Net change in unrealized appreciation
   (depreciation) on investments                 1,761,299    (887,768)  1,835,020    (515,561)   2,220,962   (1,886,070)
                                                -----------  ----------  ----------  ----------  -----------  -----------

     Net increase (decrease) in net assets
      from operations                            2,076,962    (649,693)  2,075,162    (401,860)   2,751,795   (1,454,130)
                                                -----------  ----------  ----------  ----------  -----------  -----------
 Contract transactions (note 5):
  Purchase payments                              1,473,577   2,062,590   1,372,656   1,257,365    1,801,423    8,011,192
  Transfers between funds                          233,767    (716,211)  1,449,788    (205,063)  (2,122,962)   2,676,522
  Surrenders and terminations                     (674,347)   (342,303)   (546,211)   (118,829)  (2,408,309)  (1,501,529)
  Rescissions                                      (57,421)    (25,851)    (37,383)    (23,229)     (55,851)    (163,384)
  Other transactions (note 2)                       (5,108)     (3,720)      6,378      (2,063)      (2,956)      16,850
                                                -----------  ----------  ----------  ----------  -----------  -----------

     Net increase (decrease) in net assets
      resulting from contract transactions         970,468     974,505   2,245,228     908,181   (2,788,655)   9,039,651
                                                -----------  ----------  ----------  ----------  -----------  -----------

Increase (decrease) in net assets                3,047,430     324,812   4,320,390     506,321      (36,860)   7,585,521
                                                -----------  ----------  ----------  ----------  -----------  -----------

Net assets at beginning of year                  6,483,394   6,158,582   4,008,269   3,501,948   22,887,753   15,302,232
                                                -----------  ----------  ----------  ----------  -----------  -----------

Net assets at end of year                       $9,530,824   6,483,394   8,328,659   4,008,269   22,850,893   22,887,753
                                                ===========  ==========  ==========  ==========  ===========  ===========


See accompanying notes to financial statements.


                                                PREFERRED LIFE VARIABLE ACCOUNT C
                                                                of
                                           PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                         Statements of Changes in Net Assets (Continued)

                                          For the years ended December 31, 1995 and 1994

                                                  Investment     Investment                              Adjustable    Adjustable
                                                    Grade          Grade         Income       Income        U.S.          U.S.
                                                 Intermediate   Intermediate   Securities   Securities   Government    Government
                                                   Bond Fund      Bond Fund       Fund         Fund         Fund          Fund
                                                --------------  -------------  -----------  -----------  -----------  ------------
                                                     1995           1994          1995         1994         1995          1994
                                                --------------  -------------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $     407,662        213,851    3,335,088    1,073,586      834,434       664,691
  Realized gains (losses) on investments, net         113,489         76,610      727,663      260,851       30,173      (264,507)
  Net change in unrealized appreciation
   (depreciation) on investments                      741,960       (412,173)  10,991,916   (6,238,272)     408,278      (745,000)
                                                --------------  -------------  -----------  -----------  -----------  ------------

     Net increase (decrease) in net assets
      from operations                               1,263,111       (121,712)  15,054,667   (4,903,835)   1,272,885      (344,816)
                                                --------------  -------------  -----------  -----------  -----------  ------------
 Contract transactions (note 5):
  Purchase payments                                 1,409,677      4,279,682    9,139,669   29,130,260    3,442,581    10,829,027
  Transfers between funds                            (567,286)      (536,649)   3,107,003    6,471,357   (6,776,712)  (11,523,439)
  Surrenders and terminations                      (1,684,507)      (953,308)  (9,000,292)  (4,321,170)  (1,983,546)   (1,461,901)
  Rescissions                                        (109,318)       (52,789)    (299,389)    (694,175)    (109,220)      (97,065)
  Other transactions (note 2)                          29,946          4,934      (26,339)        (110)       5,818        (9,159)
                                                --------------  -------------  -----------  -----------  -----------  ------------

     Net increase (decrease) in net assets
      resulting from contract transactions           (921,488)     2,741,870    2,920,652   30,586,162   (5,421,079)   (2,262,537)
                                                --------------  -------------  -----------  -----------  -----------  ------------

Increase (decrease) in net assets                     341,623      2,620,158   17,975,319   25,682,327   (4,148,194)   (2,607,353)
                                                --------------  -------------  -----------  -----------  -----------  ------------

Net assets at beginning of year                    15,470,488     12,850,330   72,388,977   46,706,650   19,571,291    22,178,644
                                                --------------  -------------  -----------  -----------  -----------  ------------

Net assets at end of year                       $  15,812,111     15,470,488   90,364,296   72,388,977   15,423,097    19,571,291
                                                ==============  =============  ===========  ===========  ===========  ============


See accompanying notes to financial statements.


                                           PREFERRED LIFE VARIABLE ACCOUNT C
                                                           of
                                      PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                    Statements of Changes in Net Assets (Continued)

                                     For the years ended December 31, 1995 and 1994

                                      Templeton     Templeton                               Templeton       Templeton
                                       Pacific       Pacific      Rising       Rising     International   International
                                        Growth       Growth      Dividends    Dividends       Equity          Equity
                                         Fund         Fund         Fund         Fund           Fund            Fund
                                     ------------  -----------  -----------  -----------  --------------  --------------
                                         1995         1994         1995         1994           1995            1994
                                     ------------  -----------  -----------  -----------  --------------  --------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net      $   122,352     (266,437)     233,883       83,405         137,301        (423,506)
  Realized gains (losses)
   on investments, net                   177,568      417,268      171,885     (150,567)      1,571,202         520,885
  Net change in unrealized
   appreciation (depreciation)
   on investments                      1,218,429   (2,435,240)   7,802,711   (1,515,045)      2,705,597      (1,575,004)
                                     ------------  -----------  -----------  -----------  --------------  --------------

     Net increase (decrease) in
      net assets from operations       1,518,349   (2,284,409)   8,208,479   (1,582,207)      4,414,100      (1,477,625)
                                     ------------  -----------  -----------  -----------  --------------  --------------
 Contract transactions (note 5):
  Purchase payments                    2,319,030   12,437,434    3,197,446    5,956,165       6,496,208      21,636,160
  Transfers between funds             (3,818,916)   6,046,223    2,459,150   (2,607,296)     (1,789,112)     15,583,976
  Surrenders and terminations         (2,340,908)  (2,090,878)  (2,693,128)  (1,593,730)     (4,549,735)     (2,203,244)
  Rescissions                            (28,713)    (108,539)     (85,057)    (105,012)       (162,298)       (401,811)
  Other transactions (note 2)              7,196       14,043       (1,840)      (6,097)          1,255          19,358
                                     ------------  -----------  -----------  -----------  --------------  --------------

     Net increase (decrease)
      in net assets resulting
      from contract transactions      (3,862,311)  16,298,283    2,876,571    1,644,030          (3,682)     34,634,439
                                     ------------  -----------  -----------  -----------  --------------  --------------

Increase (decrease) in net assets     (2,343,962)  14,013,874   11,085,050       61,823       4,410,418      33,156,814
                                     ------------  -----------  -----------  -----------  --------------  --------------

Net assets at beginning of year       27,037,076   13,023,202   28,684,638   28,622,815      49,607,334      16,450,520
                                     ------------  -----------  -----------  -----------  --------------  --------------

Net assets at end of year            $24,693,114   27,037,076   39,769,688   28,684,638      54,017,752      49,607,334
                                     ============  ===========  ===========  ===========  ==============  ==============


See accompanying notes to financial statements.


                                       PREFERRED LIFE VARIABLE ACCOUNT C
                                                       of
                                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                Statements of Changes in Net Assets (Continued)

                                 For the years ended December 31, 1995 and 1994

                                      Templeton     Templeton                             Templeton   Templeton
                                      Developing   Developing    Templeton   Templeton     Global       Global
                                       Markets       Markets      Global       Global       Asset       Asset
                                        Equity       Equity       Growth       Growth    Allocation   Allocation
                                         Fund         Fund         Fund         Fund        Fund         Fund
                                     ------------  -----------  -----------  ----------  -----------  ----------
                                         1995         1994         1995         1994        1995         1994
                                     ------------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net      $   (67,564)     (25,848)    (108,215)    (42,501)       5,619            -
  Realized gains (losses)
   on investments, net                   (81,504)       2,075       39,575         208            -            -
  Net change in unrealized
   appreciation (depreciation)
   on investments                        194,657     (392,205)   1,297,011      (7,698)       4,444            -
                                     ------------  -----------  -----------  ----------  -----------  ----------

     Net increase (decrease) in
      net assets from operations          45,589     (415,978)   1,228,371     (49,991)      10,063            -
                                     ------------  -----------  -----------  ----------  -----------  ----------
 Contract transactions (note 5):
  Purchase payments                    1,669,155    3,620,848    4,461,457   4,944,049      210,368            -
  Transfers between funds                274,802    2,487,493    1,693,077   4,679,620      159,096            -
  Surrenders and terminations           (335,121)     (83,207)    (718,944)   (138,417)        (250)           -
  Rescissions                                  -      (24,211)     (11,376)    (33,934)           -            -
  Other transactions (note 2)             10,658        4,014        8,442      (1,026)         (13)           -
                                     ------------  -----------  -----------  ----------  -----------  ----------

     Net increase (decrease)
      in net assets resulting
      from contract transactions       1,619,494    6,004,937    5,432,656   9,450,292      369,201            -
                                     ------------  -----------  -----------  ----------  -----------  ----------

Increase (decrease) in net assets      1,665,083    5,588,959    6,661,027   9,400,301      379,264            -
                                     ------------  -----------  -----------  ----------  -----------  ----------

Net assets at beginning of year        5,588,959            -    9,400,301           -            -            -
                                     ------------  -----------  -----------  ----------  -----------  ----------

Net assets at end of year            $ 7,254,042    5,588,959   16,061,328   9,400,301      379,264            -
                                     ============  ===========  ===========  ==========  ===========  ==========


See accompanying notes to financial statements.


                      PREFERRED LIFE VARIABLE ACCOUNT C
                                      of
                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

               Statements of Changes in Net Assets (Continued)

                For the years ended December 31, 1995 and 1994

                                                    Total         Total
                                                     All           All
                                                    Funds         Funds
                                                -------------  ------------
                                                    1995           1994
                                                -------------  ------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $ 18,322,812     9,278,589
  Realized gains (losses) on investments, net      6,173,326       500,267
  Net change in unrealized appreciation
   (depreciation) on investments                  83,295,102   (48,406,225)
                                                -------------  ------------

     Net increase (decrease) in net assets
      from operations                            107,791,240   (38,627,369)
                                                -------------  ------------
 Contract transactions (note 5):
  Purchase payments                               80,822,111   193,706,944
  Transfers between funds                                  -             -
  Surrenders and terminations                    (74,020,400)  (44,940,169)
  Rescissions                                     (1,772,054)   (4,130,116)
  Other transactions (note 2)                         49,159       138,739
                                                -------------  ------------

     Net increase (decrease) in net assets
      resulting from contract transactions         5,078,816   144,775,398
                                                -------------  ------------

Increase (decrease) in net assets                112,870,056   106,148,029
                                                -------------  ------------

Net assets at beginning of year                  577,443,933   471,295,904
                                                -------------  ------------

Net assets at end of year                       $690,313,989   577,443,933
                                                =============  ============


See accompanying notes to financial statements.

                      PREFERRED LIFE VARIABLE ACCOUNT C

                                      of

                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                        Notes to Financial Statements

                              December 31, 1995


1.  ORGANIZATION

Preferred Life Variable Account C (Variable Account) is a segregated investment account of Preferred Life Insurance Company of New York (Preferred
Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Preferred Life on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Preferred Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Preferred Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Preferred Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc., in accordance with the selection made by the contract owner.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Preferred Life.

2.  SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include gains on the sale of fund shares as determined by the average cost method. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

The Templeton Developing Markets Equity Fund and Templeton Global Growth Fund were added as available investment options on April 25, 1994. The Templeton Global Asset Allocation Fund was added as an available investment option on August 4, 1995. The Zero Coupon - 1995 Fund matured and was closed on December 15, 1995.

In  April  1995,  the Equity Growth Fund name was changed to Growth and Income
Fund.


EXPENSES

ASSET BASED EXPENSES

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 1.25% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of the Variable Account.

CONTRACT BASED EXPENSES

A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 1995 and 1994 were $475,980 and $369,180, respectively. These contract charges are reflected in the financial statements as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and (b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:


Years Since Payment  Charge
-------------------  -------
0-1                       5%
1-2                       5%
2-3                       4%
3-4                       3%
4-5                     1.5%
5 +                       0%



and (c) adding the products of each multiplication in (b) above.

A contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a contingent deferred sales charge. For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered. Total contingent deferred sales charges paid by the contract owners for the years ended December 31, 1995 and 1994 were $1,304,496 and $944,991, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges for the years ended December 31, 1995 and 1994 were $9,505 and $12,900, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Preferred Life may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Preferred Life may have to deduct such amounts at a later date.


On certain contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to 9% of purchase payments less prior surrenders annually, paid quarterly, without incurring a contingent deferred sales
charge.    The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year.

A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.

3.  INVESTMENT TRANSACTIONS

The sub-account purchases of fund shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1995:



Money Market Fund                         $32,584,295
Growth and Income Fund                     21,568,094
Precious Metals Fund                        1,857,301
High Income Fund                           10,743,605
Real Estate Securities Fund                 1,938,652
U.S. Government Securities Fund            10,810,327
Utility Equity Fund                        10,793,452
Zero Coupon Fund - 1995                       427,463
Zero Coupon Fund - 2000                     7,026,743
Zero Coupon Fund - 2005                     2,330,493
Zero Coupon Fund - 2010                     3,607,798
Global Income Fund                          2,269,532
Investment Grade Intermediate Bond Fund     1,900,177
Income Securities Fund                     14,358,504
Adjustable U.S. Government Fund             4,067,937
Templeton Pacific Growth Fund               7,221,593
Rising Dividends Fund                       6,379,014
Templeton International Equity Fund        12,625,379
Templeton Developing Markets Equity Fund    3,034,409
Templeton Global Growth Fund                6,509,776
Templeton Global Asset Allocation Fund        375,601



4.  FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Preferred Life, which is taxed as a life insurance company under the Internal Revenue Code.

Preferred Life does not expect to incur any federal income taxes in the operation of the Variable Account. If in the future Preferred Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

5.  CONTRACT TRANSACTIONS - UNIT ACTIVITY

Transactions in units for each fund for the years ended December 31, 1995 and 1994 were as follows:



                                                              Growth                                               U.S.
                                                 Money         and        Precious      High      Real Estate   Government
                                                 Market       Income       Metals      Income      Securities   Securities
                                                  Fund         Fund         Fund        Fund          Fund         Fund
                                              ------------  -----------  ----------  -----------  ------------  -----------
Units outstanding at December 31, 1993            627,038    2,402,339     391,041    1,135,378       436,709    6,107,774
Contract transactions:
 Purchase payments                              1,661,743      923,189     255,888      600,639       314,797    1,080,502
 Transfers between funds                          742,599      305,438      80,754      107,167       208,412   (1,203,909)
 Surrenders and terminations                     (502,247)    (161,395)    (78,581)    (126,425)      (59,351)    (593,751)
 Rescissions                                      (50,318)     (16,981)     (1,666)      (7,160)       (1,532)     (59,151)
 Other transactions                                 8,617         (648)        (21)         713           987         (934)
                                              ------------  -----------  ----------  -----------  ------------  -----------
     Net increase (decrease) in
      accumulation units resulting
      from contract transactions                1,860,394    1,049,603     256,374      574,934       463,313     (777,243)
                                              ------------  -----------  ----------  -----------  ------------  -----------

Units outstanding at December 31, 1994          2,487,432    3,451,942     647,415    1,710,312       900,022    5,330,531
                                              ============  ===========  ==========  ===========  ============  ===========

Accumulation unit value
 per unit at December 31, 1994                $    12.354       13.215      13.979       14.608        15.594       13.835
                                              ============  ===========  ==========  ===========  ============  ===========

Contract transactions:
 Purchase payments                                808,615      638,299      37,598      314,237        53,324      450,010
 Transfers between funds                         (343,975)     625,732     (75,156)     305,234       (76,349)      12,062
 Surrenders and terminations                     (720,868)    (354,878)    (93,799)    (247,052)      (82,254)    (701,350)
 Rescissions                                      (12,471)     (15,727)       (826)      (8,639)         (216)      (6,620)
 Other transactions                                (1,113)       1,361         646        1,528          (877)       4,103
                                              ------------  -----------  ----------  -----------  ------------  -----------
     Net increase (decrease) in
      accumulation units resulting
      from contract transactions                 (269,812)     894,787    (131,537)     365,308      (106,372)    (241,795)
                                              ------------  -----------  ----------  -----------  ------------  -----------

Units outstanding at December 31, 1995          2,217,620    4,346,729     515,878    2,075,620       793,650    5,088,736
                                              ============  ===========  ==========  ===========  ============  ===========

Accumulation unit value
 per unit at December 31, 1995                $    12.883       17.310      14.109       17.252        18.073       16.298
                                              ============  ===========  ==========  ===========  ============  ===========

Accumulation net assets at December 31, 1995  $28,570,694   75,240,399   7,278,359   35,808,214    14,343,503   82,934,727
                                              ============  ===========  ==========  ===========  ============  ===========




                                                                        Zero        Zero         Zero        Zero
                                                          Utility      Coupon      Coupon       Coupon      Coupon      Global
                                                          Equity       Fund -      Fund -       Fund -      Fund -      Income
                                                           Fund         1995        2000         2005        2010        Fund
                                                       -------------  ---------  -----------  ----------  ----------  -----------
Units outstanding at December 31, 1993                    7,478,993    269,765      795,411     341,197     193,003    1,044,532
Contract transactions:
 Purchase payments                                        1,051,921     70,708      414,919     125,015      76,028      561,113
 Transfers between funds                                 (1,696,778)    42,828       68,710     (40,577)     (8,676)     180,054
 Surrenders and terminations                               (491,312)   (35,886)    (112,129)    (21,155)     (7,322)    (107,849)
 Rescissions                                                (24,704)    (3,621)      (9,747)     (1,457)     (1,286)     (11,608)
 Other transactions                                            (922)      (118)         503        (227)       (127)       1,196
                                                       -------------  ---------  -----------  ----------  ----------  -----------
     Net increase (decrease) in accumulation
      units resulting from contract transactions         (1,161,795)    73,911      362,256      61,599      58,617      622,906
                                                       -------------  ---------  -----------  ----------  ----------  -----------

Units outstanding at December 31, 1994                    6,317,198    343,676    1,157,667     402,796     251,620    1,667,438
                                                       =============  =========  ===========  ==========  ==========  ===========

Accumulation unit value per unit at December 31, 1994  $     15.104     14.380       15.373      16.096      15.930       13.726
                                                       =============  =========  ===========  ==========  ==========  ===========

Contract transactions:
 Purchase payments                                          333,194      6,693      273,272      79,107      72,448      124,367
 Transfers between funds                                      3,713   (272,809)      98,289      13,994      76,355     (148,545)
 Surrenders and terminations                               (730,042)   (77,389)    (107,109)    (36,702)    (27,481)    (167,077)
 Rescissions                                                 (4,745)         -       (5,154)     (3,194)     (1,958)      (3,868)
 Other transactions                                          (3,359)      (171)        (616)       (278)        311         (199)
                                                       -------------  ---------  -----------  ----------  ----------  -----------
     Net increase (decrease) in accumulation
      units resulting from contract transactions           (401,239)  (343,676)     258,682      52,927     119,675     (195,322)
                                                       -------------  ---------  -----------  ----------  ----------  -----------

Units outstanding at December 31, 1995                    5,915,959          -    1,416,349     455,723     371,295    1,472,116
                                                       =============  =========  ===========  ==========  ==========  ===========

Accumulation unit value per unit at December 31, 1995  $     19.565          -       18.294      20.914      22.431       15.522
                                                       =============  =========  ===========  ==========  ==========  ===========

Accumulation net assets at December 31, 1995           $115,742,880          -   25,910,145   9,530,824   8,328,659   22,850,893
                                                       =============  =========  ===========  ==========  ==========  ===========




                                                         Investment                 Adjustable    Templeton
                                                           Grade         Income        U.S.        Pacific      Rising
                                                        Intermediate   Securities   Government     Growth      Dividends
                                                         Bond Fund        Fund         Fund         Fund         Fund
                                                       --------------  -----------  -----------  -----------  -----------
Units outstanding at December 31, 1993                       893,048    2,633,679    1,970,803      914,981    2,771,594
Contract transactions:
 Purchase payments                                           300,084    1,705,232      968,718      921,042      599,000
 Transfers between funds                                     (37,700)     374,341   (1,032,132)     440,484     (261,335)
 Surrenders and terminations                                 (66,963)    (256,277)    (130,996)    (157,447)    (161,474)
 Rescissions                                                  (3,708)     (40,792)      (8,659)      (8,240)     (10,761)
 Other transactions                                              348            9         (819)       1,165         (653)
                                                       --------------  -----------  -----------  -----------  -----------
     Net increase (decrease) in accumulation
      units resulting from contract transactions             192,061    1,782,513     (203,888)   1,197,004      164,777
                                                       --------------  -----------  -----------  -----------  -----------

Units outstanding at December 31, 1994                     1,085,109    4,416,192    1,766,915    2,111,985    2,936,371
                                                       ==============  ===========  ===========  ===========  ===========

Accumulation unit value per unit at December 31, 1994  $      14.257       16.392       11.077       12.802        9.769
                                                       ==============  ===========  ===========  ===========  ===========

Contract transactions:
 Purchase payments                                            94,073      501,986      295,879      180,173      283,866
 Transfers between funds                                     (37,800)     168,155     (590,890)    (297,776)     215,526
 Surrenders and terminations                                (113,583)    (501,023)    (172,610)    (181,062)    (246,273)
 Rescissions                                                  (7,335)     (16,684)      (9,352)      (2,214)      (7,459)
 Other transactions                                            2,084       (1,392)         549          517          (39)
                                                       --------------  -----------  -----------  -----------  -----------
     Net increase (decrease) in accumulation
      units resulting from contract transactions             (62,561)     151,042     (476,424)    (300,362)     245,621
                                                       --------------  -----------  -----------  -----------  -----------

Units outstanding at December 31, 1995                     1,022,548    4,567,234    1,290,491    1,811,623    3,181,992
                                                       ==============  ===========  ===========  ===========  ===========

Accumulation unit value per unit at December 31, 1995  $      15.463       19.785       11.951       13.630       12.498
                                                       ==============  ===========  ===========  ===========  ===========

Accumulation net assets at December 31, 1995           $  15,812,111   90,364,296   15,423,097   24,693,114   39,769,688
                                                       ==============  ===========  ===========  ===========  ===========




                                                                         Templeton                 Templeton
                                                          Templeton     Developing    Templeton     Global
                                                        International     Markets      Global        Asset        Total
                                                           Equity         Equity       Growth     Allocation       All
                                                            Fund           Fund         Fund         Fund         Funds
                                                       ---------------  -----------  -----------  -----------  ------------
Units outstanding at December 31, 1993                      1,345,574            -            -            -    31,752,859
Contract transactions:
 Purchase payments                                          1,712,426      358,401      482,780            -    14,184,145
 Transfers between funds                                    1,226,646      242,892      455,573            -       194,791
 Surrenders and terminations                                 (175,010)      (8,146)     (13,427)           -    (3,267,143)
 Rescissions                                                  (32,139)      (2,370)      (3,306)           -      (299,206)
 Other transactions                                             1,611          381          (99)           -        10,962
                                                       ---------------  -----------  -----------  -----------  ------------
     Net increase (decrease) in accumulation
      units resulting from contract transactions            2,733,534      591,158      921,521            -    10,823,549
                                                       ---------------  -----------  -----------  -----------  ------------

Units outstanding at December 31, 1994                      4,079,108      591,158      921,521            -    42,576,408
                                                       ===============  ===========  ===========  ===========  ============

Accumulation unit value per unit at December 31, 1994  $       12.161        9.454       10.201            -
                                                       ===============  ===========  ===========  ===========

Contract transactions:
 Purchase payments                                            509,261      176,313      410,139       20,426     5,663,280
 Transfers between funds                                     (146,606)      23,378      151,645       15,409      (280,414)
 Surrenders and terminations                                 (356,227)     (34,856)     (66,588)         (24)   (5,018,247)
 Rescissions                                                  (12,742)           -       (1,052)           -      (120,256)
 Other transactions                                               120        1,079          808           (2)        5,060
                                                       ---------------  -----------  -----------  -----------  ------------
     Net increase (decrease) in accumulation
      units resulting from contract transactions               (6,194)     165,914      494,952       35,809       249,423
                                                       ---------------  -----------  -----------  -----------  ------------

Units outstanding at December 31, 1995                      4,072,914      757,072    1,416,473       35,809    42,825,831
                                                       ===============  ===========  ===========  ===========  ============

Accumulation unit value per unit at December 31, 1995  $       13.263        9.582       11.339       10.591
                                                       ===============  ===========  ===========  ===========

Accumulation net assets at December 31, 1995           $   54,017,752    7,254,042   16,061,328      379,264   690,313,989
                                                       ===============  ===========  ===========  ===========  ============


                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK


                             Financial Statements


                          December 31, 1995 and 1994

KPMG Peat Marwick LLP
4200 Norwest Center
90 South Seventh Street
Minneapolis, MN  55402








                         INDEPENDENT AUDITORS' REPORT




The Board of Directors
Preferred Life Insurance Company of New York:


We have audited the accompanying balance sheets of Preferred Life Insurance Company of New York (a wholly owned subsidiary of Allianz Life Insurance Company of North America) as of December 31, 1995 and 1994, and the related statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Preferred Life Insurance Company of New York as of December 31, 1995 and 1994, and the results of its operations and changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1995, in conformity with generally accepted accounting principles.

In 1994, as discussed in note 1 to the financial statements, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards Statement No. 115, Accounting for Certain Investments in Debt and Equity Securities. In 1993, as discussed in note 1 to the financial statements, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 109, Accounting for Income Taxes.


                                             KPMG Peat Marwick LLP



February 6, 1996


                       PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                                      Balance Sheets

                                December 31, 1995 and 1994
                             (in thousands except share data)

Assets                                                                   1995      1994
---------------------------------------------------------------------  --------  ---------
Investments:
    Fixed maturities, at market                                        $ 15,128     3,516
    Certificates of deposit and short-term securities                       800     3,188
                                                                       --------  ---------
              Total investments                                          15,928     6,704
Cash                                                                          0     4,872
Receivables                                                               4,820     5,091
Reinsurance receivable:
    Recoverable on future policy benefit reserves                           161       160
    Recoverable on unpaid claims                                         11,515    13,672
    Receivable on paid claims                                             1,522       114
Prepaid insurance premiums                                                  431       426
Deferred acquisition costs                                               38,586    37,577
Accrued investment income                                                   228        74
Other assets                                                                959       161
                                                                       --------  ---------
              Assets, exclusive of separate account assets               74,150    68,851
Separate account assets                                                 690,262   577,444
                                                                       --------  ---------
              Total assets                                             $764,412   646,295
                                                                       ========  =========

Liabilities and Stockholder's Equity
---------------------------------------------------------------------
Liabilities:
    Future life policy benefit reserves                                $    594       511
    Future annuity benefit reserves                                           6       271
    Policy and contract claims                                           26,167    27,312
    Unearned premiums                                                     2,330     2,285
    Other policyholder funds                                                691       885
    Reinsurance payable                                                   1,252     2,058
    Deferred income taxes                                                 6,510     4,605
    Accrued expenses and other liabilities                                  752     1,053
    Commissions due and accrued                                             824       880
    Payable to parent                                                       663       566
                                                                       --------  ---------
              Liabilities, exclusive of separate account liabilities     39,789    40,426
Separate account liabilities                                            690,262   577,444
                                                                       --------  ---------
              Total liabilities                                         730,051   617,870
Stockholder's equity:
    Common stock, $10 par value; 200,000 shares
       authorized, issued and outstanding                                 2,000     2,000
    Additional paid-in capital                                           15,500    15,500
    Net unrealized holding gain (loss) on securities
       available-for-sale, net of deferred federal income taxes             274      (268)
    Retained earnings                                                    16,587    11,193
                                                                       --------  ---------
             Total stockholder's equity                                  34,361    28,425
Commitments and contingencies (notes 6 and 11)
             Total liabilities and stockholder's equity                $764,412   646,295
                                                                       ========  =========

See accompanying notes to financial statements.


                   PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                               Statements of Income

                   Years Ended December 31, 1995, 1994 and 1993
                                  (in thousands)

                                                          1995     1994      1993
                                                        --------  -------  --------
Revenue:
    Life insurance premiums                             $10,291   10,465     9,504
    Annuity considerations                               10,679    8,781     4,450
    Accident and health premiums                         22,406   24,586    24,160
                                                        --------  -------  --------
            Total premiums and considerations            43,376   43,832    38,114
    Premiums ceded                                       13,462   16,341    12,683
                                                        --------  -------  --------
            Net premiums and considerations              29,914   27,491    25,431

    Investment income, net                                  605      371       372
    Realized investment gains (losses), net                 (13)    (113)      649
                                                        --------  -------  --------

            Total revenue                                30,506   27,749    26,452
                                                        --------  -------  --------
Benefits and expenses:
    Life insurance benefits                               8,202   10,577     9,501
    Annuity benefits                                       (100)     357       (56)
    Accident and health insurance benefits               14,743   15,455    15,117
                                                        --------  -------  --------
            Total benefits                               22,845   26,389    24,562
    Benefit recoveries                                    9,116   11,999     9,424
                                                        --------  -------  --------
            Net benefits                                 13,729   14,390    15,138

    Commissions and other agent compensation              7,278   12,974    23,033
    General and administrative expenses                   3,132    3,079     3,079
    Taxes, licenses and fees                                479      943       766
    Increase in deferred acquisition costs, net          (1,009)  (8,090)  (18,017)
                                                        --------  -------  --------
            Total benefits and expenses                  23,609   23,296    23,999
                                                        --------  -------  --------

            Income from operations before income taxes    6,897    4,453     2,453
                                                        --------  -------  --------

Income tax expense (benefit):
    Current                                                (109)     154      (376)
    Deferred                                              1,612    1,099     1,177
                                                        --------  -------  --------
            Total income tax expense                      1,503    1,253       801
                                                        --------  -------  --------

            Income before cumulative effect of
              changes in accounting                       5,394    3,200     1,652
Cumulative effect of changes in accounting                    0        0    (1,084)
                                                        --------  -------  --------
            Net income                                  $ 5,394    3,200       568
                                                        ========  =======  ========

See accompanying notes to financial statements.


                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                      Statements of Stockholder's Equity

                 Years Ended December 31, 1995, 1994 and 1993
                                (in thousands)

                                                        1995     1994     1993
                                                      --------  -------  ------
Common stock:
    Balance at beginning and end of year              $ 2,000    2,000    2,000
                                                      --------  -------  ------


Additional paid-in capital:
    Balance at beginning of year                       15,500    9,000    4,000
    Additional contribution from parent                     0    6,500    5,000
                                                      --------  -------  ------

    Balance at end of year                             15,500   15,500    9,000
                                                      --------  -------  ------


Net unrealized gains (losses) on investments:
    Balance at beginning of year                         (268)       0        0
    Cumulative effect of the implementation of SFAS
       No. 115, net of deferred federal income taxes        0       82        0
    Net unrealized gain (loss) during the year,
       net of deferred federal income taxes               542     (350)       0
                                                      --------  -------  ------

    Balance at end of year                                274     (268)       0
                                                      --------  -------  ------

Retained earnings:
    Balance at beginning of year                       11,193    7,993    7,425
    Net income                                          5,394    3,200      568
                                                      --------  -------  ------

    Balance at end of year                             16,587   11,193    7,993
                                                      --------  -------  ------

                  Total stockholder's equity          $34,361   28,425   18,993
                                                      ========  =======  ======

See accompanying notes to financial statements.


                    PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                               Statements of Cash Flow

                    Years Ended December 31, 1995, 1994 and 1993
                                   (in thousands)

                                                           1995      1994      1993
                                                         ---------  -------  --------
Cash flows used in operating activities:
    Net income                                           $  5,394    3,200       568
                                                         ---------  -------  --------
    Adjustments to reconcile net income to net
     cash used in operating activities:
       Realized losses (gains)on investments                   13      113      (649)
       Deferred federal income tax expense                  1,612    1,099     1,177
       Cumulative effect of changes in accounting                        0    (1,084)
       Change in:
           Receivables and other assets                        62   (2,320)     (188)
           Deferred acquisition costs                      (1,009)  (8,090)  (18,017)
           Future policy benefit reserves                    (182)     238       353
           Policy and contract claims                      (1,145)   5,296     1,479
           Unearned premiums                                   45      196       542
           Other policyholder funds                          (194)     410    (2,919)
           Reinsurance payable                               (806)    (884)      611
           Deferred tax liability                               0        0     2,168
           Accrued expenses and other liabilities            (301)     619       (32)
           Commissions due and accrued                        (56)  (1,024)      657
           Due to/from parent                                  97      573        17
       Depreciation and amortization                         (185)     (63)       20
       Other, net                                               0      (46)       11
                                                         ---------  -------  --------
           Total adjustments                               (2,049)  (3,883)  (15,854)
                                                         ---------  -------  --------
           Net cash from (used in) operating activities     3,345     (683)  (15,286)
                                                         ---------  -------  --------

Cash flows from (used in) investing activities:
    Purchase of fixed maturities, at amortized cost             0        0    (6,027)
    Purchase of fixed maturities, at market               (15,328)       0         0
    Sale of fixed maturities, at amortized cost                 0        0    12,261
    Matured fixed maturities, at amortized cost                 0        0       650
    Sale of fixed maturities, at market                     4,522    3,428         0
    Other investments, net                                  2,589   (3,133)        0
                                                         ---------  -------  --------
           Net cash from (used in) investing activities    (8,217)     295     6,884
                                                         ---------  -------  --------

Cash flows from (used in) financing activities:
    Capital contribution from parent                            0    6,500     5,000
    Net change in bank overdraft                                0   (1,240)    1,240
                                                         ---------  -------  --------
    Net cash from financing activities                          0    5,260     6,240
                                                         ---------  -------  --------

           Net increase (decrease) in cash                 (4,872)   4,872    (2,162)

Cash at beginning of year                                   4,872        0     2,162
                                                         ---------  -------  --------
Cash at end of year                                      $      0    4,872         0
                                                         =========  =======  ========

See accompanying notes to financial statements.

                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

                        Notes to Financial Statements

                       December 31, 1995, 1994 and 1993
                                (in thousands)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Preferred Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life) which, in turn, is a wholly-owned subsidiary of Allianz of America, Inc.
(AZOA), a majority-owned subsidiary of Allianz A.G. Holding, a Federal Republic of Germany company. Following is a summary of the significant accounting policies reflected in the accompanying financial statements.

The Company is a life insurance company licensed to sell group life and accident and health and individual variable annuity policies in six states and the District of Columbia. Based on 1995 gross premium volume, 10%, 15% and 75% of the Company's business is life, accident and health and annuity, respectively. The Company's primary distribution channels are through strategic alliances with third party marketing organizations. The Company has a significant relationship at December 31, 1995 with a mutual fund company and its broker/dealer network for marketing its variable annuity products.

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. Certain amounts as previously reported have been reclassified to be consistent with the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

RECOGNITION OF TRADITIONAL LIFE, GROUP LIFE AND GROUP ACCIDENT AND HEALTH
REVENUE

Traditional life products include products with guaranteed premiums and benefits and consist solely of policies converted from group life business.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

RECOGNITION OF VARIABLE ANNUITY REVENUE

Variable annuity contracts do not have significant mortality or morbidity risks and are accounted for in a manner consistent with interest bearing financial instruments. Accordingly, premium receipts are reported as deposits to the contractholder's account, while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Benefits consist of claims and benefits incurred in excess of the contractholder's balance.

DEFERRED ACQUISITION COSTS

Acquisition costs, consisting of commissions and other costs, which vary with and are primarily related to production of new business, are deferred. For variable annuity contracts, acquisition costs are amortized in relation to the present value of expected gross profits from investment margins and expense charges. Acquisition costs for group life and group accident and health products are deferred and amortized over the lives of the policies in the same manner as premiums are earned. Deferred acquisition costs amortized during 1995, 1994 and 1993 were $4,517, $3,739 and $2,325, respectively.

FUTURE POLICY BENEFIT RESERVES

Future policy benefits on life insurance products are computed by net level premium methods and the commissioners reserve valuation method based upon estimated future investment yield and mortality, commensurate with the Company's experience.

Future policy benefit reserves for variable annuity products are carried at accumulated contract values. Any additional reserves are carried at an amount equal to a one year term cost for any death benefits which may exceed the accumulated contract values.

POLICY AND CONTRACT CLAIMS

Policy and contract claims represent an estimate of claims and claim adjustment expenses on accident and health, life insurance and variable annuity policies that have been reported but not yet paid and incurred but not yet reported as of December 31.

INVESTMENTS

On January 1, 1994, the Company adopted Statement of Financial Accounting Standard (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities which addresses the accounting and reporting for investments in equity securities that have readily determinable fair values and for all investments in debt securities. Those investments are classified in one of three categories. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as "held-to-maturity securities" and reported at amortized cost. Debt and equity securities bought and held principally for the purpose of selling them in the near term are classified as "trading securities" and reported at fair value, with unrealized gains and losses included in earnings. Debt and equity securities not classified as either "held-to-maturity securities" or "trading securities" are classified as "available-for-sale securities" and reported at fair value, with unrealized gains and losses reported as a separate component of stockholders' equity, net of deferred income taxes. SFAS No. 115 did not permit retroactive application of its provisions. The Company classified all of its investment portfolio as "available-for-sale securities" at January 1, 1994.

Realized gains and losses are computed based on the specific identification method.

Short term investments, which include certificate of deposits, are carried at amortized cost which approximates market.

As of December 31, 1995 and 1994, investments with a carrying value of $1,665 and $649, respectively, were pledged to the New York Superintendent of Insurance as required by statutory regulation.

The  fair  values  of  invested assets are deemed by management to approximate
their  estimated  market  values.   Changes in market conditions subsequent to
December 31 may cause estimates of fair values to differ from the amounts presented herein.

REINSURANCE

Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivables. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

SEPARATE ACCOUNTS

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate accounts assets were determined using the market value of the investments held in segregated fund accounts. Fair values of separate accounts liabilities were determined using the cash surrender values of the contractholders' accounts.

INCOME TAXES

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income in the period that includes the enactment date.

RECEIVABLES

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the
receivables.    Changes  in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

ACCOUNTING CHANGES

The impact of implementation of SFAS No. 115 in 1994 was an increase in equity of $82 at January 1, 1994.

The table below presents the cumulative effect of changes, net of tax, in accounting principles implemented in 1993 on net income:


SFAS No. 109, Accounting for Income Taxes                                  $(1,084)
                                                                           --------

Total cumulative effect on net income of changes in accounting principles  $(1,084)
                                                                           ========

ACCOUNTING PRONOUNCEMENTS TO BE ADOPTED

In March 1995, the Financial Accounting Standards Board issued SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of, which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. SFAS No. 121 also addresses the accounting for long-lived assets that are expected to be disposed of by a company. The Company will adopt SFAS No. 121 in the first quarter of 1996 and, based on current circumstances, does not believe the effect of adoption will be material.


(2)  INVESTMENTS


Investments at December 31, 1995 consist of:

                                                               Amount
                                       Amortized   Estimated  shown on
                                          cost       fair     balance
                                        or cost      value     sheet
                                       ----------  ---------  --------
Fixed maturities - Available-for-sale
    U.S. government                    $   13,749     14,129    14,129
    Mortgage backed securities                957        999       999
                                       ----------  ---------  --------

       Total fixed maturities              14,706     15,128    15,128
                                       ----------  ---------  --------

Other investments:
    Short-term securities                     800   XXXXXXX        800
                                       ----------  ---------  --------

       Total other investments                800   XXXXXXX        800
                                       ----------  ---------  --------

       Total investments               $   15,506   XXXXXXX     15,928
                                       ==========  =========  ========


At December 31, 1995 and 1994, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of fixed maturities are as follows:

                                              Gross       Gross     Estimated
                                Amortized   unrealized  unrealized    fair
                                   cost       gains       losses      value
                                ----------  ----------  ----------  ---------
1995:
Available-for-sale:
    U.S. government             $   13,749         380           0     14,129
    Mortgage backed securities         957          42           0        999
                                ----------  ----------  ----------  ---------

Total fixed maturities          $   14,706         422           0     15,128
                                ==========  ==========  ==========  =========


1994:
    U.S. government             $    3,929           0         413      3,516
                                ----------  ----------  ----------  ---------

Total fixed maturities          $    3,929           0         413      3,516
                                ==========  ==========  ==========  =========

The changes in unrealized gains (losses) from fixed maturities were $835, $(540) and $(490) for the years ended December 31, 1995, 1994 and 1993, respectively.

The amortized cost and estimated fair value of fixed maturities at December 31, 1995, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                            Amortized   Estimated
                                               cost     fair value
                                            ----------  ----------
Available-for-sale:
    Due in one year or less                 $      651         655
    Due after one year through five years        6,097       6,196
    Due after five years through ten years       7,001       7,278
    Mortgage backed securities                     957         999
                                            ----------  ----------

    Totals                                  $   14,706      15,128
                                            ==========  ==========

Proceeds from sales of investments in available-for-sale securities during 1995 and 1994 were $4,522 and $3,428, respectively. Gross gains of $64 and $110 and gross losses of $77 and $209 were realized on sales of available-for-sale securities in 1995 and 1994, respectively. The related tax benefit was $4 and $35 in 1995 and 1994, respectively. Proceeds from sales of fixed maturity securities in 1993 were $12,261. Gross gains of $656 and gross losses of $6 were realized on sales of fixed maturities in 1993; related taxes were $227.


Net realized investment gains (losses) for the respective years ended December
31 are summarized as follows:

                                              1995   1994   1993
                                             ------  -----  -----
Fixed maturities, at amortized cost          $   0      0    650
Fixed maturities, at market                    (13)   (99)     0
Other                                            0    (14)    (1)
                                             ------  -----  -----
        Net gains (losses) before taxes        (13)  (113)   649

Tax (benefit) expense on net realized gains     (4)   (38)   227
                                             ------  -----  -----

        Net gains (losses) after taxes       $  (9)   (75)   422
                                             ======  =====  =====


Major categories of net investment income for the respective years ended
December 31 are:

                                         1995   1994  1993
                                         -----  ----  ----
Interest:
    Fixed maturities, at amortized cost  $   0     0   483
    Fixed maturities, at market            410   309     0
    Short-term investments                 201    69    50
                                         -----  ----  ----
        Total investment income            611   378   533

Investment expenses                          6     7   161
                                         -----  ----  ----

        Net investment income            $ 605   371   372
                                         =====  ====  ====


(3)  SUMMARY TABLE OF FAIR VALUE DISCLOSURES



                                            1995       1995      1994       1994
                                          Carrying     Fair    Carrying     Fair
                                           Amount     Value     Amount     Value
                                          ---------  --------  ---------  --------
Financial assets
----------------------------------------
     Fixed maturities, at market
        U.S. Government                   $  14,129  $ 14,129  $   3,516  $  3,516
        Mortgage backed securities              999       999          0         0
    Certificates of deposit
        and other short term investments        800       800      3,188     3,188
    Receivables                               4,838     4,838      5,091     5,091
    Separate accounts assets                690,262   690,262    577,444   577,444

Financial liabilities
----------------------------------------
    Separate account liabilities            690,262   672,655    577,444   555,839

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.


(4)  RECEIVABLES


Receivables at December 31 consist of the following:


                                    1995   1994
                                   ------  -----
Premiums due                       $3,468  3,722
Reinsurance commission receivable     371    489
Due from administrators               198    321
Other                                 783    559
                                   ------  -----

    Total receivables              $4,820  5,091
                                   ======  =====


(5)  ACCIDENT AND HEALTH CLAIMS RESERVES

Accident and health claims reserves are based on long-range projections subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 1995 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves which are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.


Activity in the accident and health claims reserves, exclusive of hospital indemnity and AIDS reserves of $287, $205 and $186 in 1995, 1994 and 1993, is summarized as follows:

                                                 1995     1994     1993
                                               --------  -------  -------
Balance at January 1, net of reinsurance
  recoverables of $10,049, $8,117 and $7,982   $10,149    7,823    7,162

Incurred related to:
  Current year                                  10,502   10,061   11,240
  Prior years                                   (2,245)  (2,839)  (2,493)
                                               --------  -------  -------
Total incurred                                   8,257    7,222    8,747
                                               --------  -------  -------

Paid related to:
  Current year                                   1,097    1,073    3,920
  Prior years                                    6,309    3,823    4,166
                                               --------  -------  -------
Total paid                                       7,406    4,896    8,086
                                               --------  -------  -------

Balance at December 31, net of reinsurance
  reccoverables of $9,249, $10,049 and $8,117  $11,000   10,149    7,823
                                               ========  =======  =======

(6)  REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $50 coverage per individual life.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

Included in reinsurance receivables at December 31, 1995 are recoverables from Allianz Life for $1,683. A contingent liability exists to the extent that Allianz Life or the Company's unaffiliated reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.


Life  insurance,  annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                 Percentage
                                                Assumed      Ceded                of amount
                                    Gross     from other   to other      Net       assumed
Year ended                          amount     companies   companies   amount      to net
--------------------------------  ----------  -----------  ---------  ---------  -----------
December 31, 1995:

Life insurance In force           $1,826,979           0     715,945  1,111,034           -
                                  ----------  -----------  ---------  ---------  -----------

Premiums:
   Life insurance                     10,291           0       2,642      7,649           -
   Annuities                          10,679           0           0     10,679           -
   Accident and health insurance      15,717       6,689      10,820     11,586        57.7%
                                  ----------  -----------  ---------  ---------  -----------

      Total premiums                  36,687       6,689      13,462     29,914        22.4%
                                  ==========  ===========  =========  =========  ===========

December 31, 1994:

Life insurance In force           $1,320,843           0     740,856    579,987           -
                                  ----------  -----------  ---------  ---------  -----------

Premiums:
   Life insurance                     10,467          (2)      2,898      7,567           -
   Annuities                           8,781           0           0      8,781           -
   Accident and health insurance      15,759       8,827      13,443     11,143        79.2%
                                  ----------  -----------  ---------  ---------  -----------

      Total premiums                  35,007       8,825      16,341     27,491        32.1%
                                  ==========  ===========  =========  =========  ===========


December 31, 1993:

Life insurance In force           $1,676,382           0     664,449  1,011,933           -
                                  ----------  -----------  ---------  ---------  -----------

Premiums:
   Life insurance                      9,498           6       2,324      7,180         0.1%
   Annuities                           4,450           0           0      4,450           -
   Accident and health insurance      14,286       9,874      10,359     13,801        71.5%
                                  ----------  -----------  ---------  ---------  -----------

      Total premiums                  28,234       9,880      12,683     25,431        38.9%
                                  ==========  ===========  =========  =========  ===========


Of the amounts assumed from and ceded to other companies, life and accident and health insurance assumed from and ceded to Allianz Life is as follows:

                                  Assumed   Assumed  Assumed  Ceded  Ceded  Ceded
                                  --------  -------  -------  -----  -----  -----
                                    1995     1994     1993    1995   1994   1993
                                  --------  -------  -------  -----  -----  -----
Life insurance in force           $      0        0        0  2,930  2,745  2,925
                                  --------  -------  -------  -----  -----  -----

Premiums:
   Life insurance                 $      0        0        0     55     69     35
   Accident and health insurance     2,959    2,600    4,801    921    784    463
                                  --------  -------  -------  -----  -----  -----

   Total premiums                 $  2,959    2,600    4,801    976    853    498
                                  ========  =======  =======  =====  =====  =====


(7)  INCOME TAXES

INCOME TAX EXPENSE


Total income tax expenses (benefits) for the years ended December 31 are as follows:

                                                                    1995     1994    1993
                                                                   -------  ------  ------
Income tax expense attributable to operations:
    Current tax expense (benefit)                                  $ (109)    154    (376)
                                                                   -------  ------  ------

    Deferred tax expense                                            1,612   1,099   1,104
    Adjustment of deferred tax assets and
        liabilities for enacted change in tax rates                     0       0      73
                                                                   -------  ------  ------

        Total deferred tax expense                                  1,612   1,099   1,177
                                                                   -------  ------  ------

Total income tax expense attributable to operations                $1,503   1,253     801


Income tax effect on equity:

    Income tax allocated to stockholder's equity,
        Adoption of SFAS No. 115                                        0      44       0
        Attributable to unrealized gains and losses for the year      292    (189)      0
                                                                   -------  ------  ------

Total income tax effect on equity                                  $1,795   1,108     801
                                                                   =======  ======  ======

COMPONENTS OF INCOME TAX EXPENSE


Income tax expense computed at the statutory rate of 35% in 1995, 1994 and 1993, varies from tax expense reported in the Statements of Income for the respective years ended December 31 as follows:

                                                            1995     1994   1993
                                                           -------  ------  -----
Income tax expense computed at the statutory rate          $2,414   1,558    858
Impact of statutory rate change on deferred tax liability       0       0     73
Dividend received deduction                                  (917)   (315)  (138)
Other                                                           6      10      8
                                                           -------  ------  -----

         Income tax expense as reported                    $1,503   1,253    801
                                                           =======  ======  =====

COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET


Tax  effects of temporary differences giving rise to the significant components of the net deferred tax liabilities at December 31, 1995 and 1994 are as follows:

                                                                        1995     1994
                                                                       -------  ------
Deferred tax assets:
    Future policy benefit reserves                                     $ 4,808   5,960
    Unrealized losses on investments in available for sale securities        0     145
                                                                       -------  ------

        Total deferred tax assets                                        4,808   6,105
                                                                       -------  ------

Deferred tax liabilities:
    Deferred acquisition costs                                          10,481  10,326
    Unrealized gains on investments in available for sale securities       147       0
    Investments                                                            690     384
                                                                       -------  ------

        Total deferred tax liabilities                                  11,318  10,710
                                                                       -------  ------

Net deferred tax liability                                             $ 6,510   4,605
                                                                       =======  ======

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company accrues income taxes payable to Allianz Life under AZOA intercompany tax allocation agreements. The Company recorded a tax recoverable of $109 as of December 31, 1995 and a tax payable of $154 as of December 31, 1994.


8)  RELATED PARTY TRANSACTIONS

In 1994 and 1993, Allianz Life contributed additional paid-in capital to the Company of $6,500 and $5,000, respectively.

Allianz Life performs certain administrative services for the Company. The Company reimbursed Allianz Life $1,115, $1,994 and $885 in 1995, 1994 and 1993, respectively, for related administrative expenses incurred. The Company's liability to Allianz Life for incurred but unpaid service fees as of December 31, 1995 and 1994 was $663 and $566, respectively and is included as a separate component in the liability section of the accompanying balance sheet.

Allianz Investment Corporation (AIC) manages the Company's investment portfolio. The Company paid AIC $5, $4 and $27 in 1995, 1994 and 1993, respectively, for investment advisory fees. The Company had no incurred but unpaid fees to AIC as of December 31, 1995 and 1994.


(9)  EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as
accrued.   Total pension contributions were $16, $18 and $22 in 1995, 1994 and
1993, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz
Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match from 50% to 100% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The total Company match for 1995, 1994 and 1993 Plan participants was 100%. All employees are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company accrued $5, $35 and $21 in 1995, 1994 and 1993, respectively, toward planned contributions.

(10) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded in determining statutory policyholders' surplus. These items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity policy benefit reserves calculated for statutory accounting do not include provisions for withdrawals.


The differences between stockholder's equity and net income reported in accordance with statutory accounting  practices and the accompanying financial statements for the years ended December 31 are as follows:

                                            Stockholder's   Stockholder's     Net      Net      Net
                                               equity           equity      Income   Income    Income
                                           ---------------  --------------  -------  -------  --------
                                                1995             1994        1995     1994      1993
                                           ---------------  --------------  -------  -------  --------
Statutory basis                            $       18,359          16,817    2,821     (796)   (3,406)
Adjustments:
 Change in reserve basis                          (17,857)        (21,139)   3,281   (2,812)  (12,023)
 Deferred acquisition costs                        38,586          37,577    1,009    8,090    18,017
 Deferred taxes                                    (6,510)         (4,605)  (1,612)  (1,099)   (1,177)
 Nonadmitted assets                                   119              35        0        0         0
 Statutory interest maintenance reserve                31             136     (105)    (183)      241
 Asset Valuation Reserve                                2               0        0        0         0
 Liability for unauthorized reinsurers              1,209              17        0        0         0
 Unrealized gains (losses) on investments             422            (413)       0        0         0
 Cumulative effect of accounting change                 0               0        0        0    (1,084)
                                           ---------------  --------------  -------  -------  --------
  As reported in the
    accompanying financial statements      $       34,361          28,425    5,394    3,200       568
                                           ===============  ==============  =======  =======  ========

The Company is required to meet minimum capital and surplus requirements. At December 31, 1995 and 1994, the Company was in compliance with these requirements. In accordance with New York Statutes, the Company may not pay a stockholder dividend without prior approval by the Superintendent of Insurance. The Company paid no dividends in 1995 and 1994.

REGULATORY RISK BASED CAPITAL


An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance
Commissioners  (NAIC).   The formulas for determining the amount of risk-based
capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.
Regulatory  compliance  is determined by a ratio of an enterprise's regulatory total  adjusted capital to its authorized control level risk-based capital, as defined  by  the NAIC.  Enterprises below specific triggerpoints or ratios are classified  within certain levels, each of which requires specified corrective action.  The levels and ratios are as follows:


                           Ratio of total adjusted capital to
                          authorized control level risk-based
Regulatory Event            Capital (less than or equal to)
------------------------  ------------------------------------
Company action level         2 (or 2.5 with negative trends)
Regulatory action level                    1.5
Authorized control level                    1
Mandatory control level                    0.7

The Company met the minimum risk-based capital requirements for the years ended December 31, 1995 and 1994.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company is required to file annual statements with insurance regulatory authorities which are prepared on an accounting basis prescribed or permitted by such authorities. Currently prescribed statutory accounting practices included state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC currently has a project underway to codify statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project will likely change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to existing accounting policies that insurance enterprises use to prepare their statutory financial statements. The Company does not currently use permitted statutory accounting practices which have a significant impact on its statutory financial statements.


(11) COMMITMENTS AND CONTINGENCIES

The Company is subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of
unaffiliated  insurance  companies.    Provision has been made for assessments
currently received and assessments anticipated for known insolvencies.

(12)  SUPPLEMENTARY INSURANCE INFORMATION


The following table summarizes certain financial information by line of business for 1995, 1994 and 1993:

                       As         of      December     31        For       the       year       ended    December      31
                    ---------  ---------  --------  --------  ---------  -------  ----------  ---------  ---------  ---------
                                                                                              Amortiz-
                                Future                         Premium            Benefits,     ation
                                policy               Other     revenue              claims       of
                    Deferred   benefits,             policy      and               losses,    deferred
                     policy     losses,              claims     other      Net       and       policy
                     acquis-    claims                and     contract   invest-   settle-     acquis-     Other    Premiums
                      ition    and loss   Unearned  benefits  consider-   ment       ment       ition    operating   written
                      costs     expense   premiums  payable    ations    income    expenses   costs (a)  expenses      (b)
                    ---------  ---------  --------  --------  ---------  -------  ----------  ---------  ---------  ---------
1995:
Life insurance      $     263        594       844     5,615      7,649      104      5,428         (6)      2,374
Annuities              38,120          6         0        16     10,679        0       (100)    (1,008)      6,180
Accident and
  health insurance        203          0     1,486    20,536     11,586      501      8,401          5       2,335
                    ---------  ---------  --------  --------  ---------  -------  ----------  ---------  ---------

                    $  38,586        600     2,330    26,167     29,914      605     13,729     (1,009)     10,889
                    =========  =========  ========  ========  =========  =======  ==========  =========  =========

1994:
Life insurance      $     257        511       834     6,909      7,567       80      6,702        (47)      2,275
Annuities              37,112        271         0         0      8,781        0        357     (8,121)     12,200
Accident and
  health insurance        208          0     1,451    20,403     11,143      291      7,331         78       2,521
                    ---------  ---------  --------  --------  ---------  -------  ----------  ---------  ---------

                    $  37,577        782     2,285    27,312     27,491      371     14,390     (8,090)     16,996
                    =========  =========  ========  ========  =========  =======  ==========  =========  =========

1993:
Life insurance      $     210        544       906     5,806      7,180       86      6,358       (146)      2,221
Annuities              28,990          0         0        84      4,450        0        (56)   (18,044)     21,290
Accident and
  health insurance        287          0     1,183    16,126     13,801      286      8,836        173       3,367
                    ---------  ---------  --------  --------  ---------  -------  ----------  ---------  ---------

                    $  29,487        544     2,089    22,016     25,431      372     15,138    (18,017)     26,878
                    =========  =========  ========  ========  =========  =======  ==========  =========  =========

(a) Represents the net change in deferred policy acquisition cost reported in the income statement.

(b)  Premiums written are not applicable for life insurance companies.

                                   PART C

                              OTHER INFORMATION


Item 24.     Financial Statements and Exhibits

a.   Financial Statements

      The following financial statements of the Company are included in Part B hereof:


     1.     Independent Auditors' Report.
     2.     Balance Sheets as of December 31, 1995 and 1994.
     3. Statements of Income for the years ended December 31, 1995, 1994 and 1993.
     4. Statements of Stockholder's Equity for the years ended December 31, 1995, 1994 and 1993.
     5. Statements of Cash Flow for the years ended December 31, 1995, 1994 and 1993.
     6.     Notes to Financial Statements - December 31 1995, 1994 and 1993.


       The following financial statements of the Variable Account are included in Part B hereof:


     1.     Statements of Assets and Liabilities as of June 30, 1996
            (unaudited).
     2.     Statements of Operations for the period ended June 30, 1996
            (unaudited).
     3. Statements of Changes in Net Assets for the period ended June 30, 1996 (unaudited) and the year ended December 31, 1995.
     4.     Notes to Financial Statements - June 30, 1996 (unaudited).
     5.     Independent Auditors' Report.
     6.     Statements of Assets and Liabilities as of December 31, 1995.
     7.     Statements of Operations for the years ended December 31, 1995.
     8. Statements of Changes in Net Assets for the years ended December 31, 1995 and 1994.
     9.     Notes to Financial Statements - December 31, 1995.



b.   Exhibits

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account#
     2.     Not Applicable
     3.     Principal Underwriter Agreement*
     4.     Individual Variable Annuity Contract   ##
     5.     Application for Individual Variable Annuity Contract   ##
     6.     (i)   Copy of Articles of Incorporation of the Company#
            (ii)  Copy of the Bylaws of the Company#
     7.     Not Applicable
     8.     Form of Fund Participation Agreement   ##
     9.     Opinion and Consent of Counsel
     10.    Independent Auditors' Consent
     11.    Not Applicable
     12.    Not Applicable
     13.    Calculation of Performance Information
     14.    Company Organizational Chart****
     27.    Financial Data Schedule

   *  Incorporated  by reference to  Registrant's  Form N-4 filed on January 19,
      1989.
**** Incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Form N-4 as filed on April 30, 1993.
    # Incorporated by reference to Post-Effective Amendment No. 9 to
      Registrant's Form N-4 as filed electronically on October 27, 1995.
   ## Incorporated by reference to Post-Effective Amendment No. 10 to
      Registrants Form N-4 as filed electronically on April 18, 1996.

Item 25.     Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:


Name and Principal              Positions and Offices
Business Address                with Depositor
-----------------               ------------------------------
Lowell C. Anderson              Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Howard E. Barnhill              Director
475 Highcroft Road
Wayzata, MN  55391


Ronald L. Wobbeking             Chairman, Chief Executive Officer and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas G. Brown                 Director
One Liberty Plaza,
45th Floor
New York, NY 10006

Thomas Duncanson                Director
12778 Mariner Court
Palm City, FL 34990

Edward J. Bonach                Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Alan A. Grove                   Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Shannon Hendricks               Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Dennis Marion                   Director
500 Valley Road
Wayne, NJ 07470



Timothy J. Tongson              Appointed Actuary
1750 Hennepin Avenue
Minneapolis, MN 55403

Robert S. James                 Director
1750 Hennepin Avenue
Minneapolis, MN  55403

Eugene T. Wilkinson             Director
14 Commerce Drive
Cranford, NJ 07016

Richard M. Murray               Director
60 Remsen Street, Apt. 10C
Brooklyn Heights, NY 11201

Eugene Long                     Vice President of Operations
152 W. 57th Street              and Director
18th Floor
New York, NY 10019

Thomas J. Lynch                 President, Chief
1750 Hennepin Avenue            Marketing Officer
Minneapolis, MN 55403           and Director

Carol B. Shaw                   Second Vice President
152 W. 57th Street, 18th Floor
New York, NY 10019


Reinhard W. Obermueller         Director
560 Lexington Ave
New York, NY    10022



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart is incorporated by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4.

Item 27.     Number of Contract Owners

As of September 12, 1996, there were 6,329 qualified Contract Owners and 10,618 non-qualified Contract Owners.


Item 28.     Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of New York, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

     a. NALAC Financial Plans, Inc. is the principal underwriter for the Contracts. It also is the principal underwriter for:

        Allianz Life Variable Account A
        Allianz Life Variable Account B

     b. The following are the officers and directors of NALAC Financial Plans, Inc.:




Name & Principal        Positions and Offices
Business Address        with Underwriter
----------------        ---------------------
Alan A. Grove           Director
1750 Hennepin Avenue
Minneapolis, MN 55403

James P. Kelso          Director
1750 Hennepin Ave.
Minneapolis, MN 55403



Thomas B. Clifford      President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer  Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael J.  Yates       Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Edward J. Bonach        Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke     Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403


c.     Not Applicable

Item 30.     Location of Accounts and Records

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item 31.     Management Services

Not Applicable

Item 32.     Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Preferred Life Insurace Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                               REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 5th day of November, 1996.



     PREFERRED LIFE VARIABLE
     ACCOUNT C
                 (Registrant)

By:  PREFERRED LIFE INSURANCE
     COMPANY OF NEW YORK
                  (Depositor)


By: /s/ ALAN A. GROVE
     ------------------------



     PREFERRED LIFE INSURANCE
     COMPANY OF NEW YORK


By: /s/ ALAN A. GROVE
     ------------------------




Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title



Lowell C. Anderson*   Director
Lowell C. Anderson                                    11-5-96

Howard E. Barnhill*   Director
Howard E. Barnhill                                    11-5-96

Ronald L. Wobbeking*  Chairman, Chief Executive
Ronald L. Wobbeking   Officer and Director            11-5-96

Shannon Hendricks*    Treasurer
Shannon Hendricks                                     11-5-96

Alan A. Grove*        Secretary and Director
Alan A. Grove                                         11-5-96

Thomas G. Brown*      Director
Thomas G. Brown                                       11-5-96

Thomas Duncanson*     Director
Thomas Duncanson                                      11-5-96

Edward J. Bonach*     Director
Edward J. Bonach                                      11-5-96

Robert S. James*      Director
Robert S. James                                       11-5-96

Thomas J. Lynch*      Director
Thomas J. Lynch                                       11-5-96

Dennis Marion*        Director
Dennis Marion                                         11-5-96

Richard M. Murray*    Director
Richard M. Murray                                     11-5-96

Eugene T. Wilkinson*  Director
Eugene T. Wilkinson                                   11-5-96

Eugene Long*          Director
Eugene Long                                           11-5-96

Reinhard W. Obermueller* Director
Reinhard W. Obermueller                               11-5-96


                                 * By /S/ ALAN A. GROVE
                                      -----------------

                                      Attorney-in-Fact


                           LIMITED POWER OF ATTORNEY


KNOWN ALL MEN BY THESE PRESENTS, that I, Reinhard W. Obermueller, a
Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Lowell C. Anderson and Alan A. Grove, each individually, as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.


     WITNESS my hand and seal this 23rd day of September, 1996.


WITNESS:

/s/ A. Francisco                   /s/ R. Obermueller
_________________                  ___________________

A. Francisco                       Reinhard W. Obermueller




                                   EXHIBITS

                                      TO

                        POST-EFFECTIVE AMENDMENT NO.   11

                                      TO

                                   FORM N-4

                      PREFERRED LIFE VARIABLE ACCOUNT C

                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK


                              INDEX TO EXHIBITS


Exhibit                                                             Page

EX-99.B9   Opinion and Consent of Counsel

EX-99.B10  Independent Auditors' Consent

EX-99.B13  Calculation of Performance Information

EX-27      Financial Data Schedule